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    As filed with the Securities and Exchange Commission on December 31, 1998


                         File Nos. 2-34215 and 811-1911

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No.70


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 51


                        SCHRODER CAPITAL FUNDS (DELAWARE)
                     (formerly Schroder Capital Funds, Inc.)
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                             Cheryl O. Tumlin, Esq.
                       Forum Administrative Services, LLC
                   Two Portland Square, Portland, Maine 04101

                                   Copies to:
                            Timothy W. Diggins, Esq.
                                  Ropes & Gray
              One International Place, Boston, Massachusetts 02110

                              Carin Muhlbaum, Esq.
                 Schroder Capital Management International Inc.
                         787 Seventh Avenue, 34th Floor
                            New York, New York 10019

It is proposed that this filing will become effective:


[ ]  immediately  upon  filing  pursuant  to  Rule  485,  paragraph  (b)
[ ]  on _________________  pursuant to Rule 485,  paragraph (b)
[X]  60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]  on _________________ pursuant to Rule 485,  paragraph (a)(1)
[ ]  75 days after filing pursuant to Rule 485,  paragraph (a)(2)
[ ]  on _________________ pursuant to Rule 485, paragraph (a)(2)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


         Title of Series Being Registered: Schroder International Fund, Schroder Emerging Markets Fund, Schroder International Smaller Companies Fund, Schroder International Bond Fund, Schroder U.S. Diversified Growth Fund, Schroder U.S. Smaller Companies Fund and Schroder Micro Cap Fund. Each series of the Registrant except Schroder U.S. Diversified Growth Fund and Schroder Micro Cap Fund is structured as a master-feeder fund. This registration statement is also executed by Schroder Capital Funds and Schroder Capital Funds II.

                        SCHRODER CAPITAL FUNDS (DELAWARE)
                                   PROSPECTUS

                                 INVESTOR SHARES

                                  March 1, 1999

This Prospectus describes seven mutual funds offered by Schroder Capital Funds (Delaware). The Trust offers Investor Shares of the Funds in this Prospectus.

         SCHRODER   INTERNATIONAL  FUND  seeks  long-term  capital  appreciation through investment in securities markets outside the United States.

         SCHRODER EMERGING MARKETS FUND seeks long-term capital appreciation. The Fund invests primarily in equity securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. The Fund is a non-diversified mutual fund.

         SCHRODER INTERNATIONAL SMALLER COMPANIES FUND seeks long-term capital appreciation through investment in securities markets outside the United States. The Fund invests primarily in equity securities of companies with market capitalizations of $1.5 billion or less.

         SCHRODER INTERNATIONAL BOND FUND seeks a high rate of total return. The Fund normally invests in debt securities and debt-related investments of issuers domiciled outside the United States. The Fund is a non-diversified mutual fund.

         SCHRODER U.S. DIVERSIFIED GROWTH FUND seeks growth of capital by investing in equity securities of United States companies.

         SCHRODER U.S. SMALLER COMPANIES FUND seeks capital appreciation by investing in equity securities of issuers domiciled in the United States with market capitalizations of $1.5 billion or less.

         SCHRODER MICRO CAP FUND seeks long-term capital appreciation by investing in equity securities of issuers domiciled in the United States with market capitalizations in the bottom third of companies in the Russell 2000 Growth Index or of $300 million or less. Shares of Schroder Micro Cap Fund are not currently being offered to the public generally, and may be purchased only by existing shareholders and by employees of Schroder Capital Management International Inc. ("Schroder"), the Fund's investment adviser, and its affiliates. The determination to discontinue the general offering was made by Schroder after consultation with the Board of Trustees of the Trust. Schroder intends to review the discontinuation periodically, and may recommend at any time that a more general offering of the Fund's shares be resumed.

Schroder manages the Funds. You can call the Trust at (800) 290-9826 to find out more about these Funds and other funds in the Schroder family.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                        Page
                                                                        ----

SUMMARY INFORMATION.......................................................3
         Schroder International Fund......................................3
         Schroder Emerging Markets Fund...................................5
         Schroder International Smaller Companies Fund....................8
         Schroder International Bond Fund.................................9
         Schroder U.S. Diversified Growth Fund...........................11
         Schroder U.S. Smaller Companies Fund............................12
         Schroder Micro Cap Fund.........................................14

FEES AND EXPENSES........................................................16

RISKS AND OTHER INVESTMENT STRATEGIES....................................18

MANAGEMENT OF THE FUNDS..................................................22

HOW THE FUNDS' SHARES ARE PRICED.........................................25

HOW TO BUY SHARES........................................................25

HOW TO SELL SHARES.......................................................27

EXCHANGES................................................................28

DIVIDENDS AND DISTRIBUTIONS..............................................28

TAXES....................................................................29

YEAR 2000 DISCLOSURE.....................................................29

FINANCIAL HIGHLIGHTS.....................................................30

                               SUMMARY INFORMATION

The Funds offered by Schroder Capital Funds (Delaware) provide a broad range of investment choices. This summary identifies each Fund's investment objective, principal investment strategies, and principal risks. The investment objectives and policies of each Fund may, unless otherwise specifically stated, be changed by the Trustees of the Trust without a vote of the shareholders. As a matter of policy, the Trustees would not materially change an investment objective of a Fund without shareholder approval.

EACH OF SCHRODER INTERNATIONAL FUND, SCHRODER EMERGING MARKETS FUND, SCHRODER INTERNATIONAL SMALLER COMPANIES FUND, SCHRODER INTERNATIONAL BOND FUND, AND SCHRODER U.S. SMALLER COMPANIES FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING SUBSTANTIALLY ALL OF ITS INVESTABLE ASSETS IN A SEPARATE PORTFOLIO OF SCHRODER CAPITAL FUNDS OR SCHRODER CAPITAL FUNDS II THAT HAS THE SAME INVESTMENT OBJECTIVE AS, AND INVESTMENT POLICIES THAT ARE SUBSTANTIALLY SIMILAR TO THOSE OF, THAT FUND. IN REVIEWING EACH OF THESE FUND'S INVESTMENT OBJECTIVE AND POLICIES BELOW, YOU SHOULD ASSUME THAT THE INVESTMENT OBJECTIVE AND POLICIES OF THE CORRESPONDING PORTFOLIO ARE THE SAME IN ALL MATERIAL RESPECTS AS THOSE OF THE FUND. SCHRODER IS THE INVESTMENT ADVISER TO EACH OF THESE FUNDS AND TO EACH PORTFOLIO.

After the narrative describing each Fund is a chart showing how the investment returns of that Fund's Investor Shares have varied from year to year. The chart shows returns for each full calendar year since the Fund commenced operations. The table following the chart indicates some of the risks of investing in the Fund by comparing that Fund's average annual returns for the last year, for the last five years and for the last ten years or for the life of the Fund (as applicable) to a broad-based securities market index. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE. It is possible to lose money on investments in the Funds.

For a discussion of recent market and portfolio developments affecting each Fund's performance, see the Funds' most recent financial reports. You can call the Trust at (800) 290-9826 to request a free copy of the financial reports.

SCHRODER INTERNATIONAL FUND

          o  INVESTMENT   OBJECTIVE.   Long-term  capital  appreciation  through
     investment in securities markets outside the United States.

          o RELATED PORTFOLIO. Schroder International Fund invests substantially all of its assets in International Equity Fund, a diversified portfolio of Schroder Capital Funds.

          o PRINCIPAL INVESTMENTs. The Fund normally invests at least 65% of its assets in equity securities of companies domiciled outside of the United States, and will invest in securities of companies domiciled in at least three countries other than the United States. The Fund invests in a variety of equity securities, including common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

          o INVESTMENT STRATEGIEs. The Fund normally invests a substantial portion of its assets in countries included in the Morgan Stanley Capital International EAFE Index, which is a market capitalization-weighted index of companies in developed market countries in Europe, Australia and the Far East.

         The Fund also may do the following:

               0 Invest in securities of issuers domiciled or doing business in "emerging market" countries.

               0 Invest in securities of closed-end investment companies that invest primarily in foreign securities.

          o   PRINCIPAL RISKs.

               0 FOREIGN SECURITIES. Investments in foreign securities entail risks not present in domestic investments including, among others, risks related to political or economic instability, currency exchange and taxation.

               0 EQUITY SECURITIES. Another risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect markets generally or particular companies in the portfolio.

               0 GEOGRAPHIC CONCENTRATION. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country. To the extent that the Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a more geographically diversified portfolio.

               0 EMERGING MARKETS. The Fund may invest in "emerging market" countries whose securities markets may experience heightened levels of volatility. The risks of investing in emerging markets include greater political and economic uncertainties than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and an emerging market country's dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries' economies and securities markets.

                     [EDGAR REPRESENTATION OF A GRAPH CHART]

Calendar Year            Annual Return
-------------            -------------
1998                         ___%
1997                        3.34%
1996                        9.93%
1995                       11.57%
1994                       -0.27%
1993                       45.72%
1992                       -4.01%
1991                        4.62%
1990                      -11.41%
1989                       22.13%
1988                       19.50%


During the periods shown above, the highest quarterly return was 18.20% for the quarter ended September 30, 1989, and the lowest was -19.79% for the quarter ended September 30, 1990. [NOTE: SUBJECT TO CHANGE BASED ON FOURTH QUARTER OF 1998.] For the period January 1, 1998 through October 31, 1998, the Fund's total return (unannualized) was 5.04%.

------------------------------------------------ -------------- ------------- -------------

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS        PAST ONE YEAR  PAST FIVE     PAST TEN
ENDING DECEMBER 31, 1998)                                       YEARS         YEARS
------------------------------------------------ -------------- ------------- -------------
------------------------------------------------ -------------- ------------- -------------

Schroder International Fund                      [___]%         [___]%        [___]%
------------------------------------------------ -------------- ------------- -------------
------------------------------------------------ -------------- ------------- -------------

Morgan Stanley Capital International EAFE        [___]%         [___]%        [___]%
Index*
------------------------------------------------ -------------- ------------- -------------

* The Morgan Stanley Capital International EAFE Index is a market weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australia, Asia and the Far East, and reflects dividends net of non-recoverable withholding tax.

SCHRODER EMERGING MARKETS FUND

         o   INVESTMENT OBJECTIVE.  To seek long-term capital appreciation.

         o   RELATED PORTFOLIO.  Schroder   Emerging  Markets  Fund   invests
substantially all of its assets in Schroder EM Core Portfolio, a non-diversified portfolio of Schroder Capital Funds.

         o PRINCIPAL INVESTMENTS. The Fund normally invests at least 65% of its assets in equity securities of companies determined by Schroder to be "emerging market" issuers. The Fund may invest the remaining 35% of its assets in securities of issuers located anywhere in the world. The Fund invests in a variety of equity securities, including common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

         o INVESTMENT STRATEGIES. The Fund invests primarily in equity securities of issuers domiciled or doing business in"emerging market" countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. "Emerging market" countries are countries not included at the time of investment in the Morgan Stanley International World Index of major world economies. Economies currently in the Index include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,

Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Schroder may at times determine based on its own analysis that an economy included in the Index should nonetheless be considered an emerging market country, in which case that country would constitute an emerging market country for purposes of the Fund's investments. The Fund normally will invest in at least three countries other than the United States.

         The Fund also may do the following:

                   0 Invest in securities of closed-end investment companies that invest primarily in foreign securities.

                   0 Invest up to 35% of its assets in debt securities, including junk bonds, which entail certain risks.

                   0 Invest up to 5% of its assets in sovereign debt securities that are in default.


         o   PRINCIPAL RISKs.

                   0 EMERGING MARKETS. The Fund may invest in "emerging market" countries whose securities markets may experience heightened levels of volatility. The risks of investing in emerging markets include greater political and economic uncertainties than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and an emerging market country's dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries' economies and securities markets.

                   0 FOREIGN SECURITIES. Investments in foreign securities entail risks not present in domestic investments including, among others, risks related to political or economic instability, currency exchange and taxation.

                   0 GEOGRAPHIC CONCENTRATION. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country. To the extent that the Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a more geographically diversified portfolio.

                   0 NON-DIVERSIFIED FUND. The Fund is a "non-diversified" mutual fund, and may invest its assets in a more limited number of issuers than may diversified investment companies. To the extent the Fund focuses on fewer issuers, its risk of loss increases if the market value of a security declines or if an issuer is not able to meet its obligations.

                   0 JUNK BONDS. Junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. If this were to occur, the values of securities held by the Fund may become more volatile.

                   0 EQUITY SECURITIES. Another risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect markets generally or particular companies in the portfolio.


                     [EDGAR REPRESENTATION OF A GRAPH CHART]

Calendar Year            Annual Return
-------------            -------------
1998                          ____%





During the periods shown above, the highest quarterly return was 16.90% for the quarter ended March 31, 1998, and the lowest was -61.27% for the quarter ended June 30, 1998. [NOTE: SUBJECT TO CHANGE BASED ON FOURTH QUARTER OF 1998.] For the period January 1, 1998 through November 30, 1998, the Fund's total return (unannualized) was [____]%.

------------------------------------------------ -----------------------

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS        LIFE OF FUND
ENDING DECEMBER 31, 1998)                        (SINCE 10/30/97)
------------------------------------------------ -----------------------
------------------------------------------------ -----------------------

Schroder Emerging Markets Fund                   [___]%
------------------------------------------------ -----------------------
------------------------------------------------ -----------------------

*Morgan Stanley Capital International Emerging   [___]%
Markets Free Index
------------------------------------------------ -----------------------

* The Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged market capitalization index of companies representative of the market structure of 26 emerging countries in Europe, Latin America and the Pacific Basin. The Index reflects actual buyable opportunities for the non-domestic investor by taking into account local market restrictions on share ownership by foreigners.

SCHRODER INTERNATIONAL SMALLER COMPANIES FUND

               o INVESTMENT OBJECTIVe. Long-term capital appreciation through investment in securities markets outside the United States.

               o RELATED PORTFOLIO. Schroder International Smaller Companies Fund invests substantially all of its assets in Schroder International Smaller Companies Portfolio, a diversified portfolio of Schroder Capital Funds.

               o PRINCIPAL INVESTMENTS. The Fund normally invests at least 65% of its assets in equity securities of smaller companies (with market capitalizations of $1.5 billion or less at the time of investment) domiciled outside the United States. The Fund invests in a variety of equity securities, including common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

               o INVESTMENT STRATEGIEs. In selecting investments for the Fund, Schroder considers a number of factors, including the company's potential for long-term growth, financial condition, sensitivity to cyclical factors, the relative value of the company's securities (compared to that of other companies and to the market as a whole), and the extent to which the company's management owns equity in the company. The Fund will invest in securities of issuers domiciled in at least three countries other than the United States, and may, although it does not currently, invest in the securities of issuers domiciled or doing business in emerging market countries.

         The Fund also may do the following:

               0 Invest in closed-end funds that invest primarily in foreign securities.

               0 Invest in securities of issuers domiciled or doing business in emerging market countries.

         o   PRINCIPAL RISKs.

               0 FOREIGN SECURITIES. Investments in foreign securities entail risks not present in domestic investments including, among others, risks related to political or economic instability, currency exchange and taxation.

               0 SMALL COMPANIES. The Fund invests primarily in small companies, which tend to be more vulnerable to adverse developments than larger companies. Small companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

               0 EQUITY SECURITIES. Another risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect markets generally or particular companies in the portfolio.

               0 GEOGRAPHIC CONCENTRATION. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country. To the extent that the Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a more geographically diversified portfolio.


                     [EDGAR REPRESENTATION OF A GRAPH CHART]

Calendar Year            Annual Return
-------------            -------------
1998                          ____%
1997                        -14.13%


During the periods shown above, the highest quarterly return was 20.25% for the quarter ended March 31, 1998, and the lowest was -15.41% for the quarter ended September 30, 1998. [NOTE: SUBJECT TO CHANGE BASED ON FOURTH QUARTER OF 1998.] For the period January 1, 1998 through October 31, 1998, the Fund's total return (unannualized) was 16.88%.

------------------------------------------------ ------------------- ------------------------

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS        PAST ONE YEAR       LIFE OF FUND
ENDING DECEMBER 31, 1998)                                            (SINCE 11/4/96)
------------------------------------------------ ------------------- ------------------------
------------------------------------------------ ------------------- ------------------------

Schroder International Smaller Companies Fund    [___]%              [___]%
------------------------------------------------ ------------------- ------------------------
------------------------------------------------ ------------------- ------------------------

Salomon Smith Barney Extended Market Index       [___]%              [___]%
(EPAC Region)*
------------------------------------------------ ------------------- ------------------------

* The Salomon Smith Barney Extended Market Index (EPAC Region) (EMI EPAC) is an unmanaged benchmark, representing the portion of the Salomon Smith Barney Broad Market Index related to companies with small index capitalization in approximately 22 European and Pacific Basin countries. The Salomon Smith Barney EMI EPAC represents the smallest companies in each country based on total market capital having in the aggregate 20% of the cumulative available market capital in such country.

SCHRODER INTERNATIONAL BOND FUND

         o   INVESTMENT OBJECTIVe.  To seek a high rate of total return.

     o RELATED PORTFOLIO. Schroder International Bond Fund invests substantially all of its assets in Schroder International Bond Portfolio, a non-diversified portfolio of Schroder Capital Funds II.

     o PRINCIPAL INVESTMENTS. The Fund normally invests substantially all of its assets in debt securities and debt-related investments of companies domiciled outside the United States. The Fund also may invest in debt securities of foreign governments (including provinces and municipalities) and their agencies and instrumentalities, debt securities of supranational organizations, and debt securities of private issuers. The Fund normally invests in securities of issuers in at least five countries other than the United States, although there is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country.

     o INVESTMENT STRATEGIES. In seeking a high rate of total return, the Fund invests in debt securities and debt-related investments. "Total return" consists of current income, including interest payments and discount accruals, plus any increases in the values of the Fund's investments, less any decreases in the values of any of the Fund's investments. The bonds in which the Fund invests may pay interest at fixed, variable, or floating rates. The rate of return on some of the debt obligations in which the Fund invests may be linked to indices or stock prices or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. The Fund currently has invested approximately one-third of its assets in securities of issuers domiciled in Germany. As a result, the Fund's investment performance will be affected by economic, political, or other factors affecting issuers and investments in that country more than if it had invested a smaller portion of its assets in issuers domiciled in Germany. The Fund may borrow money to make investments.
Additionally, Schroder may engage in active currency management through the foreign currency exchange strategies described later in this Prospectus to try to increase total return or to reduce risk.

         The Fund also may do the following:

               0 Invest in securities of issuers domiciled or doing business in emerging market countries.

               0 Invest in securities convertible into common or preferred stock, or traded together with warrants for the purchase of common stock.

               0 Invest up to 10% of its assets in junk bonds, which entail certain risks.

               0 Sell securities short and then borrow those same securities from a broker or other institution to complete the sale (a "short sale").

               0 Enter into interest rate swaps for hedging purposes or to realize a greater current return.

               0 Engage in a variety of transactions involving the use of options and futures contracts.

               0 Invest in closed-end funds that invest primarily in emerging markets securities.

               0 Invest in derivative instruments, which are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security, index or currency.

         o  PRINCIPAL RISKS.

               0 DEBT SECURITIES. The Fund invests in debt securities, which are subject to market risk (the fluctuation of market value in response to changes in interest rates) and to credit risks (the risk that the issuer may become unable or unwilling to make timely payments of principal and interest).

               0 JUNK BONDS. Junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. If this were to occur, the values of securities held by the Fund may become more volatile.

               0 LEVERAGE. The Fund may borrow money by engaging in reverse repurchase agreements to invest in additional securities. "Reverse" repurchase agreements generally involve the sale by the Fund of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. The use of borrowed money increases the Fund's market exposure and risk and may result in losses. The interest that the Fund must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses.

               0 GEOGRAPHIC CONCENTRATION. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country. To the extent that the Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a more geographically diversified portfolio.

               0 NON-DIVERSIFIED FUND. The Fund is a "non-diversified" mutual fund, and may invest its assets in a more limited number of issuers than may diversified investment companies. To the extent the Fund focuses on fewer issuers, its risk of loss if the market value of a security declines or if an issuer is not able to meet its obligations.

SCHRODER U.S. DIVERSIFIED GROWTH FUND (FORMERLY, SCHRODER U.S. EQUITY FUND)

         o   INVESTMENT OBJECTIVe.  To seek growth of capital.

         o PRINCIPAL INVESTMENTS. The Fund normally invests substantially all of its assets in equity securities of companies in the United States. The Fund invests in a variety of equity securities including common and preferred stocks and warrants to purchase common and preferred stocks. The Fund normally invests in securities of companies with market capitalizations of more than $1.5 billion.

         o INVESTMENT STRATEGIES. The Fund may invest in companies, large or small, that Schroder believes offer the potential for capital growth. For example, the Fund may invest in companies whose earnings are believed to be in a relatively strong growth trend, companies with a proprietary advantage, or companies that are in industry segments that are experiencing rapid growth. The Fund also may invest in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. The Fund may invest in relatively less well-known companies that meet any of these characteristics or other characteristics identified by Schroder.

         o   PRINCIPAL RISKs.

               0 EQUITY SECURITIES. The principal risks of investing in the Fund include the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect particular companies in the portfolio and/or the U.S. equities market in general.


                     [EDGAR REPRESENTATION OF A GRAPH CHART]

Calendar Year            Annual Return
-------------            -------------
1998                        ____%
1997                       23.33%
1996                       21.48%
1995                       28.03%
1994                       -5.21%
1993                       12.50%
1992                       15.23%
1991                       38.28%
1990                       -4.00%
1989                       24.42%
1988                       12.02%


During the periods shown above, the highest quarterly return was 20.14% for the quarter ended March 31, 1987, and the lowest was -24.92% for the quarter ended December 31, 1987. [NOTE: SUBJECT TO CHANGE BASED ON FOURTH QUARTER OF 1998.] For the period January 1, 1998 through October 31, 1998, the Fund's total return (unannualized) was 3.59%.

------------------------------------------------ --------------- ------------- ------------

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS        PAST ONE YEAR   PAST FIVE     PAST TEN
ENDING DECEMBER 31, 1998)                                        YEARS         YEARS
------------------------------------------------ --------------- ------------- ------------
------------------------------------------------ --------------- ------------- ------------

Schroder U.S. Diversified Growth Fund            [___]%          [___]%        [____]%
------------------------------------------------ --------------- ------------- ------------
------------------------------------------------ --------------- ------------- ------------

S&P 500 Index*                                   [___]%          [___]%        [____]%
------------------------------------------------ --------------- ------------- ------------

* The Standard & Poor's 500 Index is a market value weighted composite index of 500 large capitalization U.S. companies and reflects the reinvestment of dividends.

SCHRODER U.S. SMALLER COMPANIES FUND

     o INVESTMENT OBJECTIVe. Capital appreciation.

     o  RELATED   PORTFOLIO.   Schroder  U.S.  Smaller  Companies  Fund  invests
substantially all of its assets in Schroder U.S. Smaller Companies Portfolio, a diversified portfolio of Schroder Capital Funds.

     o PRINCIPAL INVESTMENTS. The Fund invests at least 65% of its assets in equity securities of companies in the United States that have (at the time of investment) market capitalizations of $1.5 billion or less. The Fund also may invest in equity securities of larger companies and in debt securities, if Schroder believes such investments are consistent with the Fund's investment objective. The Fund invests in a variety of equity securities including common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

     o INVESTMENT STRATEGIES. In selecting investments for the Fund, Schroder seeks to identify securities of companies with strong management that it believes can generate above average earnings growth, and are selling at favorable prices in relation to book values and earnings. The Fund intends to invest no more than 25% of its total assets in securities of small companies that, together with their predecessors, have been in operation for less than three years.

         o   PRINCIPAL RISKS.

               0 SMALL COMPANIES. The Fund invests primarily in small companies, which tend to be more vulnerable to adverse developments than larger companies. Small companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the price of the securities to reflect the full value of their issuers' earnings potential or assets.

               0 EQUITY SECURITIES. Another risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect particular companies in the portfolio and/or the U.S. equities market in general.

                     [EDGAR REPRESENTATION OF A GRAPH CHART]

Calendar Year            Annual Return
-------------            -------------
1998                        ____%
1997                       26.86%
1996                       22.29%
1995                       49.08%
1994                        4.45%


During the periods shown above, the highest quarterly return was 18.60% for the quarter ended June 30, 1997, and the lowest was -23.27% for the quarter ended September 30, 1998. [NOTE: SUBJECT TO CHANGE BASED ON FOURTH QUARTER OF 1998.] For the period January 1, 1998 through November 30, 1998, the Fund's total return (unannualized) was [___]%.

------------------------------------------------ ------------------- -------------------- -----------------------

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS        PAST ONE YEAR       PAST FIVE YEARS      LIFE OF FUND
ENDING DECEMBER 31, 1998)                                                                 (SINCE 8/16/93)
------------------------------------------------ ------------------- -------------------- -----------------------
------------------------------------------------ ------------------- -------------------- -----------------------

Schroder U.S. Smaller Companies Fund             [___]%              [___]%               [___]%
------------------------------------------------ ------------------- -------------------- -----------------------
------------------------------------------------ ------------------- -------------------- -----------------------

Russell 2000 Index*                              [___]%              [___]%               [___]%
------------------------------------------------ ------------------- -------------------- -----------------------

* The Russell 2000 Index is a market capitalization weighted broad based index of 2000 small capitalization U.S. companies.

SCHRODER MICRO CAP FUND

SHARES OF SCHRODER MICRO CAP FUND ARE NOT CURRENTLY BEING OFFERED TO THE PUBLIC GENERALLY, AND MAY BE PURCHASED ONLY BY EXISTING SHAREHOLDERS AND BY EMPLOYEES OF SCHRODER AND ITS AFFILIATES. THE DETERMINATION TO DISCONTINUE THE GENERAL OFFERING WAS MADE BY SCHRODER AFTER CONSULTATION WITH THE BOARD OF TRUSTEES OF THE TRUST. SCHRODER INTENDS TO REVIEW THE DISCONTINUATION PERIODICALLY, AND MAY RECOMMEND AT ANY TIME THAT A MORE GENERAL OFFERING OF THE FUND'S SHARES BE RESUMED.

         O   INVESTMENT OBJECTIVE. Long-term capital appreciation.

         o PRINCIPAL INVESTMENTS. The Fund normally invests at least 65% of its assets in equity securities of micro cap companies domiciled in the United States. A micro cap company is a company with, at the time of initial investment, a market capitalization in the bottom one-third of companies in the Russell 2000 Growth Index (measured by capitalization), or with a market capitalization of $300 million or less. The Fund invests in a variety of equity securities including common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

         o INVESTMENT STRATEGIES. Schroder seeks to identify securities of companies that it believes offer the potential for long-term capital appreciation, based on novel, superior or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, companies that have gone public in recent years, opportunities provided by mergers, divestitures or new management, or other factors. The Fund may invest in securities of small, unseasoned companies, as well as securities of more established companies. Up to 35% of the Fund's assets may comprise other investments, including equity securities of larger capitalization companies, if Schroder believes that such investments are warranted to achieve the Fund's investment objective.

         The Fund also may do the following:

               0    Invest,  to  a  limited  degree,  in  non-convertible   debt
                    securities, when Schroder believes that such investments are warranted to achieve the Fund's investment objective.

               0 Sell securities short and then borrow those same securities from a broker or other institution to complete the sale (a "short sale").

               0 Engage in a variety of transactions involving the use of options and futures contracts, including index options and index futures contracts.

               0 Invest in closed-end funds that invest primarily in micro cap securities.

               0 Invest in derivative instruments, which are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security, index or currency. The Fund may engage in derivatives transactions for hedging purposes.

         In the future, the Fund may seek to achieve its investment objective by investing all or a portion of its assets in one or more registered investment companies having substantially the same investment objective and similar investment policies as the Fund.

         o   PRINCIPAL RISKs.

               0 SMALL COMPANIES. The Fund invests primarily in small companies, which tend to be more vulnerable to adverse developments than larger companies. Small companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earning potential or assets.

               0 EQUITY SECURITIES. Another risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect particular companies in the portfolio and/or the U.S. equities market in general.

                     [EDGAR REPRESENTATION OF A GRAPH CHART]

Calendar Year            Annual Return
-------------            -------------
1998                          ____%






During the periods shown above, the highest quarterly return was 26.61% for the quarter ended March 31, 1998, and the lowest was 2.85% for the quarter ended September 30, 1998. [NOTE: SUBJECT TO CHANGE BASED ON FOURTH QUARTER OF 1998.] For the period January 1, 1998 through November 30, 1998, the Fund's total return (unannualized) was [___]%.

----------------------------------------- ----------------------- -----------------------

AVERAGE ANNUAL TOTAL RETURNS (FOR              PAST ONE YEAR      LIFE OF FUND
PERIODS ENDING DECEMBER 31, 1998)                                 (SINCE 10/15/97)
----------------------------------------- ----------------------- -----------------------
----------------------------------------- ----------------------- -----------------------

Schroder Micro Cap Fund                   [___]%                  [___]%
----------------------------------------- ----------------------- -----------------------
----------------------------------------- ----------------------- -----------------------

Russell 2000 Index*                       [___]%                  [___]%
----------------------------------------- ----------------------- -----------------------

* The Russell 2000 Index is a market capitalization weighted broad based index of 2000 small capitalization U.S. companies.


FEES AND EXPENSES

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU INVEST IN INVESTOR SHARES OF THE FUNDS. CERTAIN FEES AND EXPENSES HAVE BEEN ESTIMATED FOR THOSE FUNDS THAT HAVE BEEN IN EXISTENCE FOR LESS THAN ONE FISCAL YEAR.

SHAREHOLDER FEES (paid directly from your investment):

         Maximum Sales Load Imposed on Purchases                      None
         Maximum Deferred Sales Load                                  None
         Maximum Sales Load Imposed on Reinvested Dividends           None
         Redemption Fee                                               None
         Exchange Fee                                                 None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):

                                                            Schroder
                           Schroder          Schroder      International       Schroder
                        International        Emerging        Smaller        International
                             Fund          Markets Fund2  Companies Fund      Bond Fund
                             ----          -------------  --------------      ---------
Management Fees              0.68%            1.25%           1.10%             0.70%
Distribution (12b-1) Fees     None             None            None              None
Other Expenses               0.40%          1,976.44%         4.16%             9.55%
Total Annual Fund            1.08%          1,977.68%          5.26%            10.25%
  Operating Expenses
Fee Waiver and/or            0.09%          1,975.98%          3.76%             9.30%
   Expense Limitation (1)
Net Expenses                 0.99%              1.70%          1.50%             0.95%


    Schroder
      U.S.             Schroder U.S.           Schroder
   Diversified        Smaller Companies       Micro Cap
   Growth Fund             Fund                  Fund
   -----------             ----                  ----
      0.75%                0.85%                1.50%
       None                 None                 None
      1.10%                0.52%                4.52%
      1.85%                1.37%                6.02%

      0.35%                ---                  4.02%

      1.50%                ---                  2.00%

---------------


1 The Net Expenses shown above reflect the effect of contractually imposed expense limitations and/or fee waivers in effect through October 31, 1999 on Total Annual Fund Operating Expenses of the Funds.

---------------

         EXAMPLE

         This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in Investor Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's total annual operating expenses remain the same. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

         ---------------------------------------------------------- ---------- -------------- ------------- ------------
                                                                    1 year     3 years        5 years       10 years
                                                                    ------     -------        -------       --------
         ---------------------------------------------------------- ---------- -------------- ------------- ------------
         ---------------------------------------------------------- ---------- -------------- ------------- ------------

         Schroder International Fund*                               $   110    $   343          $ 595         $1,317
         ---------------------------------------------------------- ---------- -------------- ------------- ------------
         ---------------------------------------------------------- ---------- -------------- ------------- ------------

         Schroder Emerging Markets Fund*                            $10,000    $10,000          $10,000       $10,000
         ---------------------------------------------------------- ---------- -------------- ------------- ------------
         ---------------------------------------------------------- ---------- -------------- ------------- ------------

         Schroder International Smaller Companies*                  $   525    $ 1,572          $ 2,613       $ 5,192
         ---------------------------------------------------------- ---------- -------------- ------------- ------------
         ---------------------------------------------------------- ---------- -------------- ------------- ------------

         Schroder International Bond Fund*                          $10,000    $10,000          $10,000       $10,000
         ---------------------------------------------------------- ---------- -------------- ------------- ------------
         ---------------------------------------------------------- ---------- -------------- ------------- ------------

         Schroder U.S. Diversified Growth Fund*                     $   188    $   852          $ 1,001       $ 2,169
         ---------------------------------------------------------- ---------- -------------- ------------- ------------
         ---------------------------------------------------------- ---------- -------------- ------------- ------------

         Schroder U.S. Smaller Companies Fund                       $   139      $ 434          $   750       $ 1,646
         ---------------------------------------------------------- ---------- -------------- ------------- ------------
         ---------------------------------------------------------- ---------- -------------- ------------- ------------

         Schroder Micro Cap Fund*                                   $   599    $ 1,718          $ 2,936       $ 5,725
         ---------------------------------------------------------- ---------- -------------- ------------- ------------

--------------
*Assuming that each of these Funds' operating expenses remain the same as Net Expenses shown above, based on the other assumptions described above, your costs would be:

         ---------------------------------------------------------- ---------- -------------- ------------- ------------
                                                                    1 year     3 years        5 years       10 years
                                                                    ------     -------        -------       --------
         ---------------------------------------------------------- ---------- -------------- ------------- ------------
         ---------------------------------------------------------- ---------- -------------- ------------- ------------

         Schroder International Fund                                $ 101      $ 315          $ 547         $1213
         ---------------------------------------------------------- ---------- -------------- ------------- ------------
         ---------------------------------------------------------- ---------- -------------- ------------- ------------

         Schroder Emerging Markets Fund                             $ 172      $ 535          $ 921         $2005
         ---------------------------------------------------------- ---------- -------------- ------------- ------------
         ---------------------------------------------------------- ---------- -------------- ------------- ------------

         Schroder International Smaller Companies                   $ 153      $ 474          $ 818         $1791
         ---------------------------------------------------------- ---------- -------------- ------------- ------------
         ---------------------------------------------------------- ---------- -------------- ------------- ------------

         Schroder International Bond Fund                           $  97     $  303          $ 525         $1166
         ---------------------------------------------------------- ---------- -------------- ------------- ------------
         ---------------------------------------------------------- ---------- -------------- ------------- ------------

         Schroder U.S. Diversified Growth Fund                      $ 153      $ 474          $ 818         $1791
         ---------------------------------------------------------- ---------- -------------- ------------- ------------
         ---------------------------------------------------------- ---------- -------------- ------------- ------------

         Schroder Micro Cap Fund                                    $ 203      $ 628          $1079         $2330
         ---------------------------------------------------------- ---------- -------------- ------------- ------------

                      OTHER INVESTMENT STRATEGIES AND RISKS

                  A Fund may not achieve its objective in all circumstances and you could lose money by investing. The following provides more detail about the Funds' principal risks and the circumstances which could adversely affect the value of a Fund's shares or its total return or yield.

         RISKS OF INVESTING IN THE FUNDS

                   o FOREIGN SECURITIES. Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund's investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the values of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

                  In addition, legal remedies available to investors in certain foreign countries may be more limited than those available to investors in the United States or in other foreign countries. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer's balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer's obligations. If a foreign governmental entity defaults on its obligations on the securities, a Fund may have limited recourse available to it. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.


         If a Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. In addition, although at times most of a Fund's income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. As a result, if the exchange rate for any such currency declines after the Fund's income has been earned and translated into U.S. dollars but before payment to shareholders, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if a Fund incurs an expense in U.S. dollars and the exchange rate declines before the expense is paid, the Fund would have to convert a greater amount of U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Fund incurred the expense. A Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

         In determining whether to invest in debt securities of foreign issuers, Schroder considers the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income received by a Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by a Fund will reduce its income available for distribution to shareholders. In certain circumstances, a Fund may be able to pass through to shareholders credits for foreign taxes paid.

         Except as otherwise noted in this Prospectus, there is no limit on the amount of a Fund's assets that may be invested in foreign securities.

         o DEBT SECURITIES. All of the Funds may invest in debt securities, which are subject to the risk of fluctuation of market value in response to changes in interest rates and the risk that the issuer may default on the timely payment of principal and interest. Additionally, all of the Funds may invest in lower-quality, high-yielding debt securities, commonly known as junk bonds. Lower-rated debt securities are predominantly speculative and tend to be more susceptible than other debt securities to adverse changes in the financial condition of the issuer, general economic conditions, or an unanticipated rise in interest rates, which may affect an issuer's ability to pay interest and principal. This would likely make the values of the securities held by a Fund more volatile and could limit the Fund's ability to liquidate its securities. Changes by recognized rating services in their ratings of any fixed-income security and in the perceived ability of an issuer to make payments of interest and principal also may affect the value of these investments.

         o RISKS OF SMALLER CAPITALIZATION COMPANIES. Schroder International Smaller Companies Fund, Schroder U.S. Smaller Companies Fund and Schroder Micro Cap Fund invest in companies that are smaller and less well-known than larger, more widely held companies. Small and mid-cap companies may offer greater opportunities for capital appreciation than larger companies, but may also pose certain special risks. They are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse developments than securities of larger companies and the Funds may have difficulty establishing or closing out their securities positions in smaller companies at prevailing market prices. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

OTHER INVESTMENT STRATEGIES AND TECHNIQUES

         In addition to the principal investment strategies described in the Summary Information section above, the Funds may at times use the strategies and techniques described below, which involve certain special risks. This Prospectus does not attempt to disclose all of the various investment techniques and types of securities that Schroder might use in managing the Funds. As in any mutual fund, investors must rely on the professional investment judgment and skill of the Fund's adviser.

         o FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Changes in currency exchange rates will affect the U.S. dollar value of Fund assets, including securities denominated in foreign currencies. Exchange rates between the U.S. dollar and other currencies fluctuate in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other political, economic and financial conditions, which may be difficult to predict. A Fund may engage in currency exchange transactions to protect against unfavorable fluctuations in exchange rates.

         In particular, a Fund may enter into foreign currency exchange transactions to protect against a change in exchange ratios that may occur between the date on which the Fund contracts to trade a security and the settlement date ("transaction hedging") or in anticipation of placing a trade ("anticipatory hedging"); to "lock in" the U.S. dollar value of interest and dividends to be paid in a foreign currency; or to hedge against the possibility that a foreign currency in which portfolio securities are denominated or quoted may suffer a decline against the U.S. dollar ("position hedging"). Schroder International Bond Fund may also enter into forward contracts to adjust the Fund's exposure to various foreign currencies, either pending anticipated investments in securities denominated in those currencies or as a hedge against anticipated market changes.

     From time to time, a Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times involve currencies in which its portfolio securities are not then denominated ("cross hedging"). A Fund may also engage in "proxy" hedging, whereby the Fund would seek to hedge the value of portfolio holdings denominated in one currency by entering into an exchange contract on a second currency, the valuation of which Schroder believes correlates to the value of the first currency. Schroder may buy or sell currencies in "spot" or forward transactions. "Spot" transactions are executed contemporaneously on a cash basis at the then-prevailing market rate.

         A forward currency contract is an obligation to purchase or sell a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. Forward contracts do not eliminate fluctuations in the underlying prices of securities and expose the Fund to the risk that the counterparty is unable to perform.

         A Fund incurs foreign exchange expenses in converting assets from one currency to another. Schroder International Bond Fund may, to a limited extent, purchase forward contracts to increase exposure in foreign currencies that are expected to appreciate and thereby increase total return. All other Funds may engage in foreign currency exchange transactions only for hedging purposes.

         Although there is no limit on the amount of any Fund's assets that may be invested in foreign currency exchange and foreign currency forward contracts, each Fund may enter into such transactions to the extent necessary to effect the hedging transactions described above. In addition, Schroder International Bond Fund may enter into foreign currency forward contracts for non-hedging purposes. Suitable foreign currency hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will utilize hedging transactions at any time.

         O SECURITIES LOANS, REPURCHASE AGREEMENTS, AND FORWARD COMMITMENTS. Each Fund may lend portfolio securities to broker-dealers up to one-third of the Fund's total assets. Each Fund may also enter into repurchase agreements without limit. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. Each Fund may also enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

         o SHORT SALES (SCHRODER  INTERNATIONAL BOND FUND AND SCHRODER MICRO CAP
FUND). When Schroder anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price.

         o INVESTMENT IN OTHER INVESTMENT COMPANIES. Each Fund may invest in other investment companies or pooled vehicles, including closed-end funds, that are advised by Schroder or its affiliates or by unaffiliated parties. When investing in another investment company, a Fund may pay a premium above such investment company's net asset value per share. As a shareholder in an investment company, a Fund would bear its ratable share of the investment company's expenses, including advisory and administrative fees, and would at the same time continue to pay its own fees and expenses.

         o DERIVATIVE INVESTMENTS. Instead of investing directly in the types of portfolio securities described in the Summary Information, each Fund may buy or sell a variety of "derivative" investments to gain exposure to particular securities or markets, in connection with hedging transactions, and to increase total return. These may include options, futures, and indices, for example. Derivatives involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Also, derivatives often involve the risk that the other party to the transaction will be unable to meet its obligations or that the Fund will be unable to close out the position at any particular time or at an acceptable price.

         O ZERO-COUPON BONDS. Each Fund which may invest in debt securities may invest in zero-coupon bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments and, as a result, may involve greater credit risks than bonds that pay interest currently.

         o INTEREST RATE SWAPs. Schroder International Bond Fund may enter into interest rate swaps for hedging purposes or to increase total return. Interest rate swaps involve the exchange by the Fund with another party of different types of interest-rate streams (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The Fund's ability to engage in certain interest rate transactions may be limited by tax considerations. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If
Schroder is incorrect in its forecasts of market values, interest rates, or other relevant factors, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

         O PORTFOLIO TURNOVER. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by a Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may increase the amount of capital gains (and, in particular, short-term gains) realized by the Funds, on which shareholders pay tax.

         o TEMPORARY DEFENSIVE STRATEGIES. At times, Schroder may judge that conditions in the securities markets make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroder may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these "defensive" strategies, the Fund would invest in high-quality debt securities, cash, or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Fund will use these alternate strategies. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objectives.

                             MANAGEMENT OF THE FUNDS

         The Trust is governed by a Board of Trustees, which has retained Schroder to manage the investments of each Fund. Subject to the control of the Trustees, Schroder also manages the Funds' other affairs and business. Schroder has served as investment adviser to each of the Funds since inception.

         Each Portfolio in which the Schroder International Fund, Schroder Emerging Markets Fund, Schroder International Smaller Companies Fund, Schroder International Bond Fund and Schroder U.S. Smaller Companies Fund invests is managed under the direction of a board of trustees of Schroder Capital Funds or Schroder Capital Funds II. Schroder has served as investment adviser to each of the Portfolios since inception. Subject to the direction and control of
Schroder, Schroder Investment Management International, Ltd. (SIMIL), an affiliate of Schroder, serves as subadviser to Schroder International Smaller Companies Portfolio pursuant to an Investment Subadvisory Agreement among Schroder, SIMIL and the Portfolio.

         Schroder has been an investment manager since 1962, and currently serves as investment adviser to the Funds, the Portfolios, and a broad range of institutional investors. As of June 30, 1998, Schroder had approximately $24 billion in assets under management. Schroder's address is 787 Seventh Avenue, 34th floor, New York, New York 10019, and its telephone number is (212) 641-3900. SIMIL has been registered as a U.S. investment adviser since 1998, and as of June 30, 1998 had under management assets of approximately $42 billion. SIMIL's address is 31 Gresham Street, London, United Kingdom, EC2V 7QA.

         o MANAGEMENT FEES PAID BY THE RELATED PORTFOLIOS. For the fiscal year ended October 31, 1998 (May 31, 1998, in the case of Schroder U.S. Smaller Companies Portfolio and Schroder EM Core Portfolio, and December 31, 1998 for Schroder International Bond Portfolio), the Portfolios paid management fees to Schroder at the following annual rates (based on the average net assets of each Portfolio taken separately): INTERNATIONAL EQUITY FUND -- 0.427%; SCHRODER EM CORE PORTFOLIO -- 0.086%; SCHRODER INTERNATIONAL BOND PORTFOLIO -- 0.00%; SCHRODER INTERNATIONAL SMALLER COMPANIES PORTFOLIO -- 0.00%; SCHRODER U.S. SMALLER COMPANIES PORTFOLIO -- 0.60%. Schroder has agreed to waive 0.10% of the advisory fees payable by Schroder International Smaller Companies Portfolio. This waiver shall remain in effect until its elimination is approved by the board of trustees of Schroder Capital Funds. Each of the Funds that invests in a related Portfolio, because of its investment in the Portfolio, bears a proportionate part of the management fees (and other expenses) paid by the Portfolio (based on the percentage of the Portfolio's assets attributable to the Fund).

         Pursuant to the Investment Subadvisory Agreement, Schroder pays SIMIL a monthly fee at the annual rate of 0.25% of the daily net assets of Schroder International Smaller Companies Portfolio.

         Each of the Funds that invests in a related Portfolio has entered into an investment advisory agreement with Schroder pursuant to which Schroder would manage the Fund's assets directly in the event that the Fund were to cease investing substantially all of its assets in a Portfolio. Schroder will not receive any fees under that agreement so long as a Fund continues to invest substantially all of its assets in a Portfolio or in another investment company.

         o MANAGEMENT FEES PAID BY SCHRODER U.S. DIVERSIFIED GROWTH FUND AND SCHRODER MICRO CAP FUNd. For the fiscal year ended October 31, 1998, for SCHRODEr U.S. DIVERSIFIED GROWTH FUND and May 31, 1998, for SCHRODER MICRO CAP FUND, those Funds paid management fees to Schroder at the following annual rates (based on the average net assets of each Fund taken separately): SCHRODER U.S. DIVERSIFIED GROWTH FUND -- 0.447% of the Fund's average net assets; and SCHRODER MICRO CAP FUND -- 0.00% of the Fund's average net assets.

         o EXPENSE LIMITATIONS AND WAIVERS. In order to limit the Funds' expenses, Schroder has voluntarily agreed to reduce its compensation (and, if necessary, to pay certain other Fund expenses) until October 31, 1999 to the extent that each Fund's total operating expenses attributable to its Investor Shares exceed the following annual rates (based on the average net assets of each Fund taken separately): SCHRODER INTERNATIONAL FUND -- 0.99%; SCHRODER EMERGING MARKETS FUND -- 1.70%; SCHRODER INTERNATIONAL SMALLER COMPANIES FUND -- 1.50%; SCHRODER INTERNATIONAL BOND FUND -- 0.95%; SCHRODER U.S. DIVERSIFIED
GROWTH FUND -- 1.50%; SCHRODER U.S. SMALLER COMPANIES FUND -- 1.49%; and SCHRODER MICRO CAP FUND -- 2.00%. Additionally, Schroder has agreed to limit the advisory fees paid by SCHRODER U.S. DIVERSIFIED GROWTH FUND October 31, 1999 to 0.65% of the Fund's average daily net assets.

         o PORTFOLIO MANAGERs. Schroder's investment decisions for each of the Funds (or for the related Portfolios in which certain of the Funds invest substantially all of their assets) are generally made by an investment manager or an investment team, with the assistance of an investment committee. The following portfolio managers have had primary responsibility for making investment decisions for the Portfolios or the Funds, as the case may be, since the years shown below. Their recent professional experience is also shown.

         --------------------------- ------------------------ ------------------- -------------------------------------------

         Fund/Portfolio              Portfolio Manager        Since               Recent Professional Experience
         --------------------------- ------------------------ ------------------- -------------------------------------------
         --------------------------- ------------------------ ------------------- -------------------------------------------

         Schroder International      Michael Perelstein       1997                Employed as an investment professional at
         Fund/International                                                       Schroder since 1997.  Mr. Perelstein is
         Equity Fund                                                              also Vice President of the Trust and of
                                                                                  Schroder Capital Funds and Schroder
                                                                                  Capital Funds II, and a Director and
                                                                                  Senior Vice President of Schroder.  Prior
                                                                                  to joining Schroder, Mr. Perelstein was a
                                                                                  Managing Director at MacKay-Shields
                                                                                  Financial Corp. from March 1993 to
                                                                                  November 1996.
         --------------------------- ------------------------ ------------------- -------------------------------------------
         --------------------------- ------------------------ ------------------- -------------------------------------------

         Schroder Emerging Markets   John Troiano             Inception (1997)    Employed as an investment professional at
         Fund/Schroder EM Core                                                    Schroder since 1986.  Mr. Troiano is the
         Portfolio                                                                Chief Executive and director of Schroder,
                                                                                  and a Vice President of the Trust and of
                                                                                  Schroder Capital Funds.
         --------------------------- ------------------------ ------------------- -------------------------------------------
         --------------------------- ------------------------ ------------------- -------------------------------------------

                                     Heather Crighton         Inception (1997)    Employed as an investment professional at
                                                                                  Schroder since 1993.  Ms. Crighton is a
                                                                                  director and a First Vice President of
                                                                                  Schroder.
         --------------------------- ------------------------ ------------------- -------------------------------------------
         --------------------------- ------------------------ ------------------- -------------------------------------------

                                     Mark Bridgeman           Inception (1997)    Employed as an investment professional at
                                                                                  Schroder since 1990.  Mr. Bridgeman is a
                                                                                  First Vice President of Schroder.
         --------------------------- ------------------------ ------------------- -------------------------------------------
         --------------------------- ------------------------ ------------------- -------------------------------------------

         Schroder International      Jane P. Lucas            1998                Employed as an investment professional at
         Smaller Companies                                                        Schroder since 1987.  Ms. Lucas is a Vice
         Fund/Schroder                                                            President of the Trust and a Senior Vice
         International                                                            President of Schroder.
         Smaller Companies
         Portfolio
         --------------------------- ------------------------ ------------------- -------------------------------------------

         --------------------------- ------------------------ ------------------- -------------------------------------------

                                     Nicholas Melhuish        1998                Employed as an investment professional at
                                                                                  Schroder since 1991.  Mr. Melhuish is an
                                                                                  investment manager of SIMIL and of
                                                                                  Schroder.
         --------------------------- ------------------------ ------------------- -------------------------------------------
         --------------------------- ------------------------ ------------------- -------------------------------------------

         Schroder International      Michael Perelstein       Inception (1997)    See above.
         Bond Fund/
         International Bond
         Portfolio
         --------------------------- ------------------------ ------------------- -------------------------------------------
         --------------------------- ------------------------ ------------------- -------------------------------------------

                                     Mark Astley              Inception (1997)    Employed as an investment professional at
                                                                                  Schroder since 1986.  Mr. Astley is a
                                                                                  Vice President of the Trust and of
                                                                                  Schroder Capital Funds and Schroder
                                                                                  Capital Funds II, and is a First Vice
                                                                                  President of Schroder.
         --------------------------- ------------------------ ------------------- -------------------------------------------
         --------------------------- ------------------------ ------------------- -------------------------------------------

         U.S. Diversified            Paul Morris              1997                Employed as an investment professional at
         Growth Fund                                                              Schroder since 1997.  Mr. Morris is
                                                                                  Senior Vice President of Schroder.  Prior
                                                                                  to joining Schroder, Mr. Morris was a
                                                                                  Principal and Senior Portfolio Manager
                                                                                  at Weiss Peck & Greer, L.L.C., and a
                                                                                  Managing Director, Equity Division, of
                                                                                  UBS Asset Management
         --------------------------- ------------------------ ------------------- -------------------------------------------
         --------------------------- ------------------------ ------------------- -------------------------------------------

         Schroder U.S. Smaller       Ira L. Unschuld          1997 (sole          Employed as an investment professional at
         Companies Portfolio                                  manager since       Schroder since 1990.  Mr. Unschuld is a
                                                              1998)               Vice President of the Trust and a Group
                                                                                  Vice President of Schroder.
         --------------------------- ------------------------ ------------------- -------------------------------------------
         --------------------------- ------------------------ ------------------- -------------------------------------------

         Schroder Micro Cap          Ira L. Unschuld          Inception (1997)    See above.
         Fund
         --------------------------- ------------------------ ------------------- -------------------------------------------


                        HOW THE FUNDS' SHARES ARE PRICED

         Each Fund calculates the net asset value of its Investor Shares by dividing the total value of its assets attributable to its Investor Shares, less its liabilities attributable to those shares, by the number of Investor Shares outstanding. Shares are valued as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day the Exchange is open. The Funds value their portfolio securities for which market quotations are readily available at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. The Funds value all other securities and assets at their fair values as determined by Schroder. All assets and liabilities of a Fund denominated in foreign currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the net asset value of the Fund's shares is calculated. Because certain of the securities in which the Funds may invest may trade on days when the Funds do not price their Investor Shares, the net asset value of a Fund's Investor Shares may change on days when shareholders will not be able to purchase or redeem their Investor Shares.

                                HOW TO BUY SHARES

         You may purchase Investor Shares of each Fund directly from the Trust by completing an Account Application and sending payment by check or wire as described below. You may obtain an Account Application from the Trust or from Forum Shareholder Services, LLC, the Trust's Transfer Agent, P.O. Box 446, Portland, Maine 04112, or by calling (800) 290-9826.

         Investor Shares of each of the Funds are sold at their net asset value next determined after the Trust receives your order. In order for you to receive the Fund's next determined net asset value, the Trust must receive your order before the close of trading on the New York Stock Exchange.

INVESTMENT MINIMUMS

         The minimum investment for initial and additional purchases for each Fund is set forth in the following table:

            -------------------------------------- ----------------- --------------------

                                                       Initial           Additional
                                                      Investment         Investments
            -------------------------------------- ----------------- --------------------
            -------------------------------------- ----------------- --------------------

                      Regular Accounts                 $10,000             $2,500

            -------------------------------------- ----------------- --------------------
            -------------------------------------- ----------------- --------------------

                      Traditional IRAs                  $2,000              $250

            -------------------------------------- ----------------- --------------------

The Trust is authorized to reject any purchase order.

PURCHASES BY CHECK

         You may purchase shares of a Fund by mailing a check (in U.S. dollars) payable to (i) Schroder Capital Funds (Delaware), if you are purchasing shares of two or more Funds, accompanied by written instructions as to how the check amount should be allocated amongst the Funds whose shares you are purchasing or
(ii) the name of the Fund to be purchased  (i.e.,  Schroder  International  Bond
Fund) if you are purchasing shares of a single Fund. Third-party checks will not be accepted.

         For initial purchases, your check must be accompanied by a completed Account Application in proper form. The Trust may request additional documentation to evidence the authority of the person or entity making the purchase request.

         You should mail your check and your completed Account Application to:

                  [Name of Fund] -- Investor Shares
                  P.O. Box 446
                  Portland, Maine  04112

Your payments should clearly indicate the shareholder's name and account number, if applicable.

PURCHASES BY BANK WIRE/TELEPHONE

         If you make your initial investment by wire, your order must be preceded by a completed Account Application. Upon receipt of the Application, the Trust will assign you an account number and your account will become active. Wire orders received prior to the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading will be processed at the net asset value determined as of that day. Wire orders received after that time will be processed at the net asset value determined thereafter.

         Once you have an account number, you may purchase Investor Shares by telephoning the Transfer Agent at (800) 290-9826 to give notice that you will be sending funds by wire, and then arranging with your bank to wire funds to the Trust. Your purchase will not be processed until the Trust has received the wired funds.

         Federal Reserve Bank wire instructions are as follows:

                   The Chase Manhattan Bank
                   New York, NY
                   ABA No.: 021000021
                   For Credit To: Forum Shareholder Services, LLC
                   Account. No.: 910-2-718187
                   Ref.: [Name of Fund] - Investor Shares
                   Account of: (shareholder name)
                   Account No.: (shareholder account number)

The wire order must specify the name of the Fund, the shares' class (i.e., Investor Shares), the account name and number, address, confirmation number, amount to be wired, name of the wiring bank, and name and telephone number of the person to be contacted in connection with the order.

         In an effort to prevent unauthorized or fraudulent purchase or redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests, but either or both may be liable if they do not follow these procedures.

OTHER PURCHASE INFORMATION

         Investor Shares of each Fund may be purchased for cash or in exchange for securities held by the investor, subject to the determination by Schroder that the securities are acceptable. (For purposes of determining whether securities will be acceptable, Schroder will consider, among other things, whether they are liquid securities of a type consistent with the investment objectives and policies of the Fund in question and have a readily ascertainable value.) If a Fund receives securities from an investor in exchange for shares of the Fund, the Fund will under some circumstances have the same tax basis in the securities as the investor had prior to the exchange (and the Fund's gain for tax purposes would be calculated with regard to the investor's tax basis). Any gain on the sale of those securities would be subject to distribution as capital gain to all of the Fund's shareholders. Schroder reserves the right to reject any particular investment. Securities accepted by Schroder will be valued in the same manner as are the Trust's portfolio securities as of the time of the next determination of the Funds' net asset value. All dividend, subscription, or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the relevant Fund and must be delivered to the Fund upon receipt by the investor. A gain or loss for federal income tax purposes may be realized by investors upon the exchange. Investors interested in purchases through exchange should telephone Schroder at (800) 290-9826.

                               HOW TO SELL SHARES

         You may sell your Investor Shares back to a Fund on any business day by sending a letter of instruction or stock power form to the Trust, or by calling the Transfer Agent at (800) 290-9826. The price you will receive is the net asset value next determined after receipt of your redemption request in good order. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor's account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed exactly in accordance with the registration form. If you hold your Investor Shares in certificate form, you must submit the certificates and sign the assignment form on the back of the certificates. Signatures must be guaranteed by a bank, broker/dealer, or certain other financial institutions. You may redeem your Investor Shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Shares for which certificates have been issued may not be redeemed by telephone. The Trust may require additional documentation from shareholders that are corporations, partnerships, agents, fiduciaries, or surviving joint owners.

         The Trust will pay you for your redemptions as promptly as possible and in any event within seven days after the request for redemption is received in writing in good order. (The Trust generally sends payment for shares the business day after a request is received.) Under unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law. The Trust will only redeem shares for which it has received payment.

         If your account balance falls below a minimum amount set by the Trustees (presently $2,000) of any Fund, the Trust may choose to redeem your shares in that Fund and pay you for them. You will receive at least 30 days written notice before the Trust redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares if you own shares of any Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

         The Trust may suspend the right of  redemption  during any period when:
(1) trading on the New York Stock Exchange is restricted or the Exchange is closed; (2) the Securities and Exchange Commission has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

         If you request that your redemption proceeds be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for more details at (800) 290-9826. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.

                                    EXCHANGES

         You can exchange your Investor Shares of any Fund for Investor Shares of any other fund in the Schroder family of funds at any time at their respective net asset values. To exchange shares, please call (800) 290-9826.

                           DIVIDENDS AND DISTRIBUTIONS

         Each Fund distributes any net investment income and any net realized capital gain at least annually. Distributions from net capital gain are made after applying any available capital loss carryovers.

         YOU CAN CHOOSE FROM FOUR DISTRIBUTION OPTIONS:

         -- Reinvest all distributions in additional Investor Shares of your Fund;

         -- Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional Investor Shares of your Fund;

         -- Receive distributions from net investment income in additional Investor Shares of your Fund while receiving capital gain distributions in cash; or

         --     Receive all distributions in cash.

         You can change your distribution option by notifying the Transfer Agent in writing. If you do not select an option when you open your account, all distributions by a Fund will be reinvested in Investor Shares of that Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

                                      TAXES

     o TAXES ON DIVIDENDS AND DISTRIBUTIONS. For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long your Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before you invested (and thus were included in the price you paid for your shares). Distributions of gains from investments that a Fund owned for more than 12 months will be taxable as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares of the Funds.

     o TAXES WHEN YOU SELL OR EXCHANGE YOUR SHARES. Any gain resulting from the sale or exchange of your shares in the Funds will also generally be subject to federal income or capital gains tax, depending on your holding period.

     o TAX TREATMENT OF PORTFOLIOS. None of the Portfolios is required to pay federal income tax because each is classified as a partnership for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio will be deemed to have been "passed through" to a Fund in proportion to the Fund's holdings in the Portfolio, regardless of whether such interest, dividends, gains or losses have been distributed by the Portfolio. Each portfolio intends to conduct its operations so that a Fund, if it invests all of its assets in the Portfolio, may qualify as a regulated investment company.


     o CONSULT YOUR TAX ADVISOR ABOUT OTHER POSSIBLE TAX CONSEQUENCES. This is a summary of certain federal tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.


                              YEAR 2000 DISCLOSURE

         Each of the Funds receives services from its investment adviser, administrator, subadministrator, distributor, transfer agent, custodian and other providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the Year 2000 from the Year 1900. Schroder is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Funds' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

                              FINANCIAL HIGHLIGHTS

The financial highlights presented below for Schroder International Fund, Schroder International Smaller Companies Fund and Schroder U.S. Diversified Growth Fund for the fiscal year ended October 31, 1998 and for International Bond Fund for the fiscal year ended December 31, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants to the Funds. The financial statements for those Funds and the related independent accountants' reports are contained in each Fund's Annual Report and are incorporated by reference into the Statement of Additional Information ("SAI"). The financial highlights for the period ended November 30, 1998 for each of Schroder Micro Cap Fund, Schroder U.S. Smaller Companies Fund and Schroder Emerging Markets Fund are unaudited. The financial statements for those Funds are contained in each of those Fund's Semi-Annual Reports and are incorporated by reference into the SAI. Copies of the Funds' Annual and Semi-Annual Reports may be obtained without charge by writing the Funds at Two Portland Square, Portland, Maine 04101 or by calling 1-800-290-9826.

SCHRODER INTERNATIONAL FUND
                                                                    Year Ended
                                                                    October 31,
                                       ----------------------------------------------------------------------
                                            1998           1997        1996(a)        1995          1994
                                            ----           ----        -------        ----          ----

NET ASSET VALUE, BEGINNING OF PERIOD       $xx.xx         $xx.xx        $xx.xx       $xx.xx        $xx.xx
INVESTMENT OPERATIONS:
  Net Investment Income (Loss)(b)            x.xx           x.xx          x.xx         x.xx          x.xx
   Net Realized and Unrealized Gain
   (Loss) on Investments                     x.xx           x.xx          x.xx         x.xx          x.xx
Total from Investment Operations             x.xx           x.xx          x.xx         x.xx          x.xx
DISTRIBUTIONS FROM
  Net Investment Income                     (x.xx)         (x.xx)        (x.xx)       (x.xx)        (x.xx)
                                            ------         ------        ------       ------        ------
  Net Realized Gain on Investments          (x.xx)         (x.xx)        (x.xx)       (x.xx)        (x.xx)
                                            ------         ------        ------       ------        ------
  Total Distributions                       (x.xx)         (x.xx)        (x.xx)       (x.xx)        (x.xx)
                                            ------         ------        ------       ------        ------
NET ASSET VALUE, END OF PERIOD             $xx.xx         $xx.xx        $xx.xx       $xx.xx        $xx.xx
  Total Return(c)                            x.xx%          x.xx%         x.xx%        x.xx%         x.xx%
Ratios/Supplementary Data
NET ASSETS, END OF PERIOD (IN             $xxx,xxx       $xxx,xxx     $xxx,xxx      $xxx,xxx      $xxx,xxx
THOUSANDS)
Ratios to Average Net Assets:
  Expenses After Expense Limitation(b)
                                             x.xx%          x.xx%         x.xx%        x.xx%         x.xx%
   Expenses Before Expense Limitation
    (b)                                      x.xx%          x.xx%         x.xx%        x.xx%         x.xx%
   Net Investment Income (Loss) After
    Expense Limitation(b)                    x.xx%          x.xx%         x.xx%        x.xx%         x.xx%
AAverage Commission Rate Per Share (d)      $x.xxxx        $x.xxxx       $x.xxxx      $x.xxxx       $x.xxxx
Portfolio Turnover Rate (e)                 xx.xx%         xx.xx%        xx.xx%       xx.xx%        xx.xx%

----------------------------------------

(a) On November 1, 1995, the Fund converted to Core and Gateway(R). On May 16, 1996, the Fund began offering two classes of shares, Investor Shares and Advisor Shares, and all then outstanding shares of the Fund were designated as Investor Shares.
(b) For the years ending after October 31, 1995, includes the Fund's proportionate share of income and expenses of Schroder International Equity Fund.
(c) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(d) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid to brokers on the purchase and sale of equity securities on which commissions are charged. For periods ending after October 31, 1995, the rate represents the average commission per share paid by Schroder International Equity Fund.
(e) Portfolio turnover represents the rate of portfolio activity. For periods ending after October 31, 1995, the rate represents the portfolio turnover rate of Schroder International Equity Fund.

SCHRODER EMERGING MARKETS FUND
                                                                               Period Ended              Period Ended
                                                                               November 30,                May 31,
                                                                                   1998                    1998(a)
                                                                               (unaudited)
                                                                         -------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $xx.xx                    $xx.xx
INVESTMENT OPERATIONS:
  Net Investment Income (Loss)                                                       x.xx                      x.xx
  Net Realized and Unrealized Gain (Loss) on Investments                            (x.xx)                    (x.xx)
Total from Investment Operations                                                    (x.xx)                    (x.xx)
NET ASSET VALUE, END OF PERIOD                                                      $x.xx                     $x.xx
  Total Return(a)                                                                   (x.xx)%                   (x.xx)%
Ratios/Supplementary Data
NET ASSETS, END OF PERIOD (IN THOUSANDS)                                          $xx.xx                    $xx.xx
Ratios to Average Net Assets:
  Expenses After Expense Limitation(c)(d)                                            x.xx%                     x.xx%
  Expenses Before Expense Limitation(c)(d)                                                 --                         --
  Net Investment Income (Loss) After Expense Limitation(c)(d)                        x.xx%                     x.xx%
   Average Commission Rate Per Share (f)                                             x.xxxx                    x.xxxx
  Portfolio Turnover Rate(g)                                                        xx.xx%                    xx.xx%

------------------------------------------------------------------------

(a)  The Fund commenced operations on October 31, 1997.
(b) Total returns would have been lower had certain expenses not been reduced during the period shown.
(c) Includes the Fund's proportionate share of income and expenses of Schroder EM Core Portfolio.
(d)  Annualized.
(e)  Amount is not meaningful due to short period of operations.
(f) Amount represents the average commission per share paid by Schroder EM Core Portfolio to brokers on th purchase and sale of equity securities on which commissions are charged.
(g) Portfolio turnover represents the rate of portfolio activity of Schroder EM Core Portfolio.

SCHRODER INTERNATIONAL SMALLER COMPANIES FUND
                                                                             Year Ended          Period Ended
                                                                             October 31,          October 31,
                                                                                1998               1997 (a)
                                                                         -------------------- --------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                           $x.xx                $x.xx
INVESTMENT OPERATIONS:
  Net Investment Income (Loss)(b)                                               --                    --
  Net Realized and Unrealized Gain (Loss) on Investments                        x.xx                 x.xx
Total from Investment Operations                                                x.xx                 x.xx
DISTRIBUTIONS FROM
  Net Investment Income                                                        (x.xx)               (x.xx)
  Net Realized Gain on Investments                                             (x.xx)               (x.xx)
NET ASSET VALUE, END OF PERIOD                                                $xx.xx               $xx.xx
  Total Return(c)                                                              xx.xx%               xx.xx%
Ratios/Supplementary Data
NET ASSETS,  END OF PERIOD (IN  THOUSANDS)  $x,xxx  $x,xxx Ratios to Average Net
Assets:
  Expenses After Expense Limitation(b)                                          x.xx%                x.xx%
  Expenses Before Expense Limitation(b)                                         x.xx%                x.xx%
  Net Investment Income (Loss) After Expense Limitation (b)                    (x.xx)%              (x.xx)%
Average Commission Rate Per Share(e)                                           $x.xxxx              $x.xxxx
Portfolio Turnover Rate(f)                                                     xx.xx%               xx.xx%

------------------------------------------------------------------------

(a)  The Fund commenced operations on November 4, 1996.
(b) Includes the Fund's proportionate share of income and expenses of Schroder International Smaller Companies Portfolio.
(c) Total returns would have been lower had certain expenses not been reduced during the period shown.
(d)  Annualized.
(e) Amount represents the average commission per share paid to brokers on the purchase and sale of the equity securities of Schroder International Smaller Companies Portfolio on which commissions are charged.
(f) Portfolio turnover represents the rate of portfolio activity of Schroder International Smaller Companies Portfolio.


SCHRODER U.S. DIVERSIFIED GROWTH FUND (A)

                                                                   Year Ended October 31,
                                                 1998            1997         1996         1995         1994
                                           -----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR               $x.xx          $x.xx         $x.xx       $x.xx        $x.xx
                                                 -----          -----         -----       -----        -----
 INVESTMENT OPERATIONS:
  Net Investment Income (Loss)                  (x.xx)          (x.xx)       (x.xx)       (x.xx)       (x.xx)
  Net Realized Income and Unrealized
  Gain (Loss) on Investments                     x.xx            x.xx         x.xx         x.xx         x.xx
                                                 ----            ----         ----         ----         ----
 Total From Investment Operations                x.xx            x.xx         x.xx         x.xx         x.xx
 DISTRIBUTIONS FROM
  Net Investment Income                            --              --             --           --            --
  Net Realized Gain on Investments              (x.xx)          (x.xx)       (x.xx)       (x.xx)       (x.xx)
    Paid-In Capital                                --              --             --           --            --
Total Distributions                             (x.xx)          (x.xx)       (x.xx)       (x.xx)       (x.xx)
 NET ASSET VALUE, END OF YEAR                    $x.xx          $x.xx         $x.xx       $x.xx        $x.xx
   Total Return(b)                              xx.xx%          xx.xx%       xx.xx%       xx.xx%       xx.xx%
 Ratios/Supplementary Data
 NET ASSETS, END OF YEAR (IN THOUSANDS)         $xx,xxx        $xx,xxx       $xx,xxx     $xx,xxx      $xx,xxx
Ratios to Average Net Assets:
  Expenses After Expense Limitations             x.xx%          x.xx%         x.xx%       x.xx%        x.xx%
  Expenses Before Expense Limitations            x.xx%          x.xx%         x.xx%       x.xx%        x.xx%
  Net Investment Income (Loss) After
   Expense Limitation                           (x.xx)%        (x.xx)%       (x.xx)%     (x.xx)%      (x.xx)%
Average Commission Rate Per Share(c)            $x.xxxx        $x.xxxx       $x.xxxx     $x.xxxx      $x.xxxx
Portfolio Turnover Rate                         xx.xx%          xx.xx%       xx.xx%       xx.xx%       xx.xx%

--------------------------------------------------------------------------------

(a) Prior to September 14, 1998, the name of the Fund was Schroder U.S. Equity Fund.
(b) Total return would have been lower had certain expenses not been reduced during the periods shown.
(c) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission per share paid to brokers on the purchase and sale of portfolio securities.



SCHRODER U.S. SMALLER COMPANIES FUND

                                                 Period Ended    Year Ended  Period Ended
                                                 November 30,     May 31,       May 31,           Year Ended October 31,
                                                     1998          1998          1997      1996(a)(b)      1995         1994
                                                ----------------------------------------------------------------------------------

           Net Asset Value, Beginning of Period     $xx.xx        $xx.xx        $xx.xx       $xx.xx       $xx.xx       $xx.xx
           Investment Operations
            Net Investment Income (Loss)            (x.xx)        (x.xx)        (x.xx)       (x.xx)       (x.xx)       (x.xx)
            Net Realized and Unrealized Gain
            (Loss)                                   x.xx          x.xx          x.xx         x.xx         x.xx         x.xx
                                                     ----          ----          ----         ----         ----         ----
             on Investments
          Total from Investment Operations           x.xx          x.xx          x.xx         x.xx         x.xx         x.xx
                                                     ----          ----          ----         ----         ----         ----
          Distributions from Net Realized
            Gain on Investments                     (x.xx)        (x.xx)        (x.xx)       (x.xx)       (x.xx)       (x.xx)
                                                    ------        ------        ------       ------       ------       ------
          Net Asset Value, End of Period            $xx.xx        $xx.xx        $xx.xx       $xx.xx       $xx.xx       $xx.xx
                                                    ======        ======        ======       ======       ======       ======
          Total Return                              xx.xx%        xx.xx%        xx.xx%       xx.xx%       xx.xx%       xx.xx%
          Ratios/Supplementary Data
            Net Assets, End of Period (in          $xx,xxx        $xx,xxx       $xx,xxx      $xx,xxx      $xx,xxx      $xx,xxx
            thousands)
          Ratios to Average Net Assets:
            Expenses After Expense Limitations      x.xx%          x.xx%         x.xx%        x.xx%        x.xx%        x.xx%
            Expenses Before Limitations             x.xx%          x.xx%         x.xx%        x.xx%        x.xx%        x.xx%
            Net Investment Income (Loss) After
             Expense Limitation                    (x.xx%)        (x.xx%)       (x.xx%)      (x.xx%)      (x.xx%)      (x.xx%)
          Average Commission Rate Per Share(f)     $x.xxxx        $x.xxxx       $x.xxxx      $x.xxxx      $x.xxxx      $x.xxxx
          Portfolio Turnover Rate(g)                xx.xx%        xx.xx%        xx.xx%       xx.xx%       xx.xx%       xx.xx%

          ---------------------------------------

(a) On May 17, 1996, the Fund began offering two classes of shares, Investor Shares and Advisor Shares, and all then outstanding shares of the Fund were designated as Investor Shares.
(b) The Fund commenced operations on August 6, 1993 and converted to Core and Gateway on August 15, 1996.
(c) Includes the Fund's proportionate share of income and expenses of Schroder U.S. Smaller Companies Portfolio.
(d) For the periods ended November 30, 1997 and May 31, 1997 the total returns would have been lower had certain expenses not been reduced.
(e)  Annualized.
(f) For the fiscal year beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid by the Portfolio to brokers on the purchase and sale of equity securities on which commissions are charged. For the periods after October 31, 1996, the rate represents the average commission per share paid by Schroder U.S. Smaller Companies Portfolio.
(g) Portfolio turnover represents the rate of portfolio activity. For the periods ending after October 31, 1996, the rate represents the portfolio turnover rate of Schroder U.S. Smaller Companies Portfolio.

SCHRODER MICRO CAP FUND
                                                                               Period Ended               Year Ended
                                                                               November 30,                May 31,
                                                                                   1998                    1998 (a)
                                                                               (unaudited)
                                                                         ------------------------- -------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                               $xx.xx                    $xx.xx
INVESTMENT OPERATIONS:
  Net Investment Income (Loss)                                                      (x.xx)                    (x.xx)
  Net Realized and Unrealized Gain (Loss) on Investments                             x.xx                      x.xx
Total from Investment Operations                                                     x.xx                      x.xx
DISTRIBUTIONS FROM:
  Net Realized Gain on Investments                                                  (x.xx)                  (x.xx)
NET ASSET VALUE, END OF PERIOD                                                     $xx.xx                    $xx.xx
  Total Return(b)                                                                   xx.xx%                    xx.xx%
Ratios/Supplementary Data
NET ASSETS, END OF PERIOD (IN THOUSANDS)                                          $x,xxx                    $x,xxx
Ratios to Average Net Assets:
  Expenses After Expense Limitation(c)                                               x.xx%                     x.xx%
  Expenses Before Expense Limitation(c)                                              x.xx%                     x.xx%
  Net Investment Income (Loss) After Expense Limitation(c)                          (x.xx)%                   (x.xx)%
Average Commission Rate Per Share(d)                                                $x.xxxx                   $x.xxxx
Portfolio Turnover Rate                                                             xx.xx%                    xx.xx%

------------------------------------------------------------------------

(a)  The Fund commenced operations on October 15, 1997.
(b) Total returns would have been lower had certain expenses not been reduced during the period shown.
(c)  Annualized.
(d) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities on which commissions are charged.

SCHRODER INTERNATIONAL BOND FUND
                                                                               Period Ended
                                                                                 June 30,
                                                                                   1998
                                                                              (unaudited)(a)
                                                                         -------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
                                                                                   $xx.xx
INVESTMENT OPERATIONS:
  Net Investment Income (Loss)                                                      (x.xx)
  Net Realized and Unrealized Gain (Loss) on Investments                             x.xx
Total from Investment Operations                                                     x.xx
NET ASSET VALUE, END OF PERIOD                                                      $x.xx
  Total Return(b)                                                                   xx.xx%
Ratios/Supplementary Data
NET ASSETS, END OF PERIOD (IN THOUSANDS)                                          $x,xxx
Ratios to Average Net Assets:
  Expenses After Expense Limitation(c)(d)                                            x.xx%
  Expenses Before Expense Limitation(c)(d)                                           x.xx%
  Net Investment Income (Loss) After Expense Limitation(c)(d)                       (x.xx)%
Portfolio Turnover Rate(e)                                                          xx.xx%

------------------------------------------------------------------------

(a)  The Fund commenced operations on January 15, 1998.
(b) Total returns would have been lower had certain expenses not been reduced during the period shown.
(c) Includes the Fund's proportionate share of income and expenses of Schroder International Bond Portfolio.
(d)  Annualized.
(e) Portfolio turnover represents the rate of portfolio activity of Schroder International Bond Portfolio.

================================================================================

               FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC.
   PLEASE CALL FOR COMPLETE INFORMATION AND TO OBTAIN THE RELEVANT PROSPECTUS.
             PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

         SCHRODER CAPITAL FUNDS (DELAWARE) (800-290-9826)   SCHRODER SERIES TRUST (800-464-3108)
         SCHRODER INTERNATIONAL FUND                        SCHRODER LARGE CAPITALIZATION EQUITY FUND
         SCHRODER EMERGING MARKETS FUND                     SCHRODER SMALL CAPITALIZATION VALUE FUND
         SCHRODER INTERNATIONAL SMALLER COMPANIES FUND      SCHRODER MIDCAP VALUE FUND
         SCHRODER INTERNATIONAL BOND FUND                   SCHRODER SHORT-TERM INVESTMENT FUND
         SCHRODER U.S. DIVERSIFIED GROWTH FUND              SCHRODER INVESTMENT GRADE INCOME FUND
         SCHRODER U.S. SMALLER COMPANIES FUND
         SCHRODER MICRO CAP FUND

                     SCHRODER SERIES TRUST II (800-464-3108)
                             SCHRODER ALL-ASIA FUND
================================================================================

[Back Cover]                                                              [Logo]

                               SCHRODER CAPITAL FUNDS (DELAWARE)

                               SCHRODER INTERNATIONAL FUND

                               SCHRODER EMERGING MARKETS FUND

                               SCHRODER INTERNATIONAL SMALLER COMPANIES FUND

                               SCHRODER INTERNATIONAL BOND FUND

                               SCHRODER U.S. DIVERSIFIED GROWTH FUND

                               SCHRODER U.S. SMALLER COMPANIES FUND

                               SCHRODER MICRO CAP FUND

Schroder Capital Funds (Delaware)'s statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Trust's most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. You may get free copies of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-290-9826.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Internet site at WWW.SEC.GOV. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-1911.

         Schroder Capital Funds (Delaware)           INVESTOR SHARES
         Two Portland Square
         Portland, ME  04101                         PROSPECTUS
         800-290-9826
                                                     March 1,  1999

         File No. 811-1911

                        SCHRODER CAPITAL FUNDS (DELAWARE)
                                   PROSPECTUS

                                 ADVISOR SHARES

                                  March 1, 1999

This Prospectus describes six mutual funds offered by Schroder Capital Funds (Delaware). The Trust offers Advisor Shares of the Funds in this Prospectus.

         SCHRODER   INTERNATIONAL  FUND  seeks  long-term  capital  appreciation through investment in securities markets outside the United States.

         SCHRODER EMERGING MARKETS FUND seeks long-term capital appreciation. The Fund invests primarily in equity securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. The Fund is a non-diversified mutual fund.

         SCHRODER INTERNATIONAL SMALLER COMPANIES FUND seeks long-term capital appreciation through investment in securities markets outside the United States. The Fund invests primarily in equity securities of companies with market capitalizations of $1.5 billion or less.

         SCHRODER INTERNATIONAL BOND FUND seeks a high rate of total return. The Fund normally invests in debt securities and debt-related investments of issuers domiciled outside the United States. The Fund is a non-diversified mutual fund.

         SCHRODER U.S. DIVERSIFIED GROWTH FUND seeks growth of capital by investing in equity securities of United States companies.

         SCHRODER U.S. SMALLER COMPANIES FUND seeks capital appreciation by investing in equity securities of issuers domiciled in the United States with market capitalizations of $1.5 billion or less.

Schroder Capital Management International Inc. ("Schroder") manages the Funds. You can call the Trust at (800) 290-9826 to find out more about these Funds and other funds in the Schroder family.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                         Page
                                                                         ----

SUMMARY INFORMATION........................................................3
         Schroder International Fund.......................................3
         Schroder Emerging Markets Fund....................................5
         Schroder International Smaller Companies Fund.....................8
         Schroder International Bond Fund.................................10
         Schroder U.S. Diversified Growth Fund............................12
         Schroder U.S. Smaller Companies Fund.............................13

FEES AND EXPENSES.........................................................14

RISKS AND OTHER INVESTMENT STRATEGIES.....................................16

MANAGEMENT OF THE FUNDS...................................................20

HOW THE FUNDS' SHARES ARE PRICED..........................................23

HOW TO BUY SHARES.........................................................23

HOW TO SELL SHARES........................................................26

ADDITIONAL INFORMATION ABOUT ADVISOR SHARES...............................27

EXCHANGES.................................................................28

DIVIDENDS AND DISTRIBUTIONS...............................................28

TAXES.....................................................................29

YEAR 2000 DISCLOSURE......................................................29

FINANCIAL HIGHLIGHTS......................................................29

                               SUMMARY INFORMATION

The Funds offered by Schroder Capital Funds (Delaware) provide a broad range of investment choices. This summary identifies each Fund's investment objective, principal investment strategies, and principal risks. The investment objectives and policies of each Fund may, unless otherwise specifically stated, be changed by the Trustees of the Trust without a vote of the shareholders. As a matter of policy, the Trustees would not materially change an investment objective of a Fund without shareholder approval.

EACH OF SCHRODER INTERNATIONAL FUND, SCHRODER EMERGING MARKETS FUND, SCHRODER INTERNATIONAL SMALLER COMPANIES FUND, SCHRODER INTERNATIONAL BOND FUND, AND SCHRODER U.S. SMALLER COMPANIES FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING SUBSTANTIALLY ALL OF ITS INVESTABLE ASSETS IN A SEPARATE PORTFOLIO OF SCHRODER CAPITAL FUNDS OR SCHRODER CAPITAL FUNDS II THAT HAS THE SAME INVESTMENT OBJECTIVE AS, AND INVESTMENT POLICIES THAT ARE SUBSTANTIALLY SIMILAR TO THOSE OF, THAT FUND. IN REVIEWING EACH OF THESE FUND'S INVESTMENT OBJECTIVE AND POLICIES BELOW, YOU SHOULD ASSUME THAT THE INVESTMENT OBJECTIVE AND POLICIES OF THE CORRESPONDING PORTFOLIO ARE THE SAME IN ALL MATERIAL RESPECTS AS THOSE OF THE FUND. SCHRODER IS THE INVESTMENT ADVISER TO EACH OF THESE FUNDS AND TO EACH PORTFOLIO.

After the narrative describing each Fund is a bar chart showing how the investment returns of that Fund's Advisor Shares have varied from year to year and a table showing how the Fund's average annual returns compared to a broad-based securities market index. Schroder U.S. Smaller Companies Fund is the only Fund that has had Advisor Shares outstanding for a full calendar year. For that reason, the bar chart and table for that Fund show performance of its Advisor Shares, which have not been offered for the full life of the Fund. Because the other Funds do not have a full calendar year of performance to show for Advisor Shares, the bar chart and table for each of these Funds show performance of its Investor Shares, which have been offered since the inception of each Fund. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE. It is possible to lose money on investments in the Funds.

For a discussion of recent market and portfolio developments affecting each Fund's performance, see the Funds' most recent financial reports. You can call the Trust at (800) 290-9826 to request a free copy of the financial reports.

SCHRODER INTERNATIONAL FUND

     o INVESTMENT OBJECTIVE. Long-term capital appreciation through investment in securities markets outside the United States.

     o RELATED PORTFOLIO. Schroder International Fund invests substantially all of its assets in International Equity Fund, a diversified portfolio of Schroder Capital Funds.

     o PRINCIPAL INVESTMENTs. The Fund normally invests at least 65% of its assets in equity securities of companies domiciled outside of the United States, and will invest in securities of companies domiciled in at least three countries other than the United States. The Fund invests in a variety of equity securities, including common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

     o INVESTMENT STRATEGIES. The Fund normally invests a substantial portion of its assets in countries included in the Morgan Stanley Capital International EAFE Index, which is a market capitalization-weighted index of companies in developed market countries in Europe, Australia and the Far East.

         The Fund also may do the following:

               0 Invest in securities of issuers domiciled or doing business in "emerging market" countries.

               0 Invest in securities of closed-end investment companies that invest primarily in foreign securities.

          o   PRINCIPAL RISKS.

               0 FOREIGN SECURITIES. Investments in foreign securities entail risks not present in domestic investments including, among others, risks related to political or economic instability, currency exchange and taxation.

               0 EQUITY SECURITIES. Another risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect markets generally or particular companies in the portfolio.

               0 GEOGRAPHIC CONCENTRATION. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country. To the extent that the Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a more geographically diversified portfolio.

               0 EMERGING MARKETS. The Fund may invest in "emerging market" countries whose securities markets may experience heightened levels of volatility. The risks of investing in emerging markets include greater political and economic uncertainties than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and an emerging market country's dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries' economies and securities markets.

                      SCHRODER INTERNATIONAL FUND - INVESTOR SHARES*

                     [EDGAR REPRESENTATION OF GRAPH CHART]

Calendar Year            Annual Return
-------------            -------------
1998                           ___%
1997                         33.40%
1996                          9.93%
1995                         11.57%
1994                         -0.27%
1993                         45.72%
1992                         -4.01%
1991                          4.62%
1990                        -11.41%
1989                         22.13%
1988                         19.50%


During the periods shown above, the highest quarterly return was 18.20% for the quarter ended September 30, 1989, and the lowest was -19.79% for the quarter ended September 30, 1990. [NOTE: SUBJECT TO CHANGE BASED ON FOURTH QUARTER OF 1998.] For the period January 1, 1998 through October 31, 1998, the Fund's total return (unannualized) was 5.04%.

------------------------------------------------ -------------- ------------- -------------

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS        PAST ONE YEAR  PAST FIVE     PAST TEN
ENDING DECEMBER 31, 1998)                                       YEARS         YEARS
------------------------------------------------ -------------- ------------- -------------
------------------------------------------------ -------------- ------------- -------------

Schroder International Fund                      [___]%         [___]%        [___]%
------------------------------------------------ -------------- ------------- -------------
------------------------------------------------ -------------- ------------- -------------

Morgan Stanley Capital International EAFE        [___]%         [___]%        [___]%
Index**
------------------------------------------------ -------------- ------------- -------------

* The bar chart and table show performance of the Fund's Investor Shares, which are offered in a different prospectus. Although Advisor Shares and Investor Shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Advisor Share performance would be lower than Investor Share performance because of the higher expenses paid by Advisor Shares.

** The Morgan Stanley Capital International EAFE Index is a market weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australia, Asia and the Far East, and reflects dividends net of non-recoverable withholding tax.

SCHRODER EMERGING MARKETS FUND

     o INVESTMENT OBJECTIVe. To seek long-term capital appreciation.

     o RELATED PORTFOLIO. Schroder Emerging Markets Fund invests substantially all of its assets in Schroder EM Core Portfolio, a non-diversified portfolio of Schroder Capital Funds.

     o PRINCIPAL INVESTMENTS. The Fund normally invests at least 65% of its assets in equity securities of companies determined by Schroder to be "emerging market" issuers. The Fund may invest the remaining 35% of its assets in securities of issuers located anywhere in the world. The Fund invests in a variety of equity securities, including common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

     o INVESTMENT STRATEGIES. The Fund invests primarily in equity securities of issuers domiciled or doing business in"emerging market" countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. "Emerging market" countries are countries not included at the time of investment in the Morgan Stanley International World Index of major world economies. Economies currently in the Index include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Schroder may at times determine based on its own analysis that an economy included in the Index should nonetheless be considered an emerging market country, in which case that country would constitute an emerging market country for purposes of the Fund's investments. The Fund normally will invest in at least three countries other than the United States.

         The Fund also may do the following:

                    0 Invest in securities of closed-end investment companies that invest primarily in foreign securities.

                    0 Invest up to 35% of its assets in debt securities, including junk bonds, which entail certain risks.

                    0 Invest up to 5% of its assets in sovereign debt securities that are in default.

         o   PRINCIPAL RISKs.

                 0 EMERGING MARKETS. The Fund may invest in "emerging market" countries whose securities markets may experience heightened levels of volatility. The risks of investing in emerging markets include greater political and economic uncertainties than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and an emerging market country's dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation which may adversely affect those countries' economies and securities markets.


                 0 FOREIGN SECURITIES. Investments in foreign securities entail risks not present in domestic investments including, among others, risks related to political or economic instability, currency exchange and taxation.

                 0 GEOGRAPHIC CONCENTRATION. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country. To the extent that the Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a more geographically diversified portfolio.

               0 NON-DIVERSIFIED FUND. The Fund is a "non-diversified" mutual fund, and may invest its assets in a more limited number of issuers than may diversified investment companies. To the extent the Fund focuses on fewer issuers, its risk of loss increases if the market value of a security declines or if an issuer is not able to meet its obligations.

                    0 JUNK BONDS. Junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. If this were to occur, the values of securities held by the Fund may become more volatile.

                    0    EQUITY  SECURITIES.  Another  risk of  investing in the
                         Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect markets generally or particular companies in the portfolio.


                SCHRODER EMERGING MARKETS FUND - INVESTOR SHARES*


                     [EDGAR REPRESENTATION OF GRAPH CHART]

Calendar Year            Annual Return
-------------            -------------
1998                          ____%




During the periods shown above, the highest quarterly return was 16.90% for the quarter ended March 31, 1998, and the lowest was -61.27% for the quarter ended June 30, 1998. [NOTE: SUBJECT TO CHANGE BASED ON FOURTH QUARTER OF 1998.] For the period January 1, 1998 through November 30, 1998, the Fund's total return (unannualized) was [___]%.

------------------------------------------------ -----------------------

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS        LIFE OF FUND
ENDING DECEMBER 31, 1998)                        (SINCE 10/30/97)
------------------------------------------------ -----------------------
------------------------------------------------ -----------------------

Schroder Emerging Markets Fund - Investor        [___]%
Shares*
------------------------------------------------ -----------------------
------------------------------------------------ -----------------------

**Morgan Stanley Capital International           [___]%
Emerging Markets Free Index
------------------------------------------------ -----------------------

* The bar chart and table show performance of the Fund's Investor Shares, which are offered in a different prospectus. Although Advisor Shares and Investor Shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Advisor Share performance would be lower than Investor Share performance because of the higher expenses paid by Advisor Shares.

** The Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged market capitalization index of companies representative of the market structure of 26 emerging countries in Europe, Latin

America and the Pacific Basin. The Index reflects actual buyable opportunities for the non-domestic investor by taking into account local market restrictions on share ownership by foreigners.

SCHRODER INTERNATIONAL SMALLER COMPANIES FUND

     o INVESTMENT OBJECTIVe. Long-term capital appreciation through investment in securities markets outside the United States.

     o RELATED PORTFOLIO. Schroder International Smaller Companies Fund invests substantially all of its assets in Schroder International Smaller Companies Portfolio, a diversified portfolio of Schroder Capital Funds.

     o PRINCIPAL INVESTMENTS. The Fund normally invests at least 65% of its assets in equity securities of smaller companies (with market capitalizations of $1.5 billion or less at the time of investment) domiciled outside the United States. The Fund invests in a variety of equity securities, including common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

     o INVESTMENT STRATEGIEs. In selecting investments for the Fund, Schroder considers a number of factors, including the company's potential for long-term growth, financial condition, sensitivity to cyclical factors, the relative value of the company's securities (compared to that of other companies and to the market as a whole), and the extent to which the company's management owns equity in the company. The Fund will invest in securities of issuers domiciled in at least three countries other than the United States, and may, although it does not currently, invest in the securities of issuers domiciled or doing business in emerging market countries.

         The Fund also may do the following:

                    0 Invest in closed-end funds that invest primarily in foreign securities.

                    0 Invest in securities of issuers domiciled or doing business in emerging market countries.

         o   PRINCIPAL RISKs.

                    0 FOREIGN SECURITIES. Investments in foreign securities entail risks not present in domestic investments including, among others, risks related to political or economic instability, currency exchange and taxation.

                    0 SMALL COMPANIES. The Fund invests primarily in small companies, which tend to be more vulnerable to adverse developments than larger companies. Small companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

                    0    EQUITY  SECURITIES.  Another  risk of  investing in the
                         Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect markets generally or particular companies in the portfolio.

                    0 GEOGRAPHIC CONCENTRATION. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country. To the extent that the Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a more geographically diversified portfolio.


        SCHRODER INTERNATIONAL SMALLER COMPANIES FUND - INVESTOR SHARES*


                     [EDGAR REPRESENTATION OF GRAPH CHART]

Calendar Year            Annual Return
-------------            -------------
1998                           ____%
1997                         -14.13%



During the periods shown above, the highest quarterly return was 20.25% for the quarter ended March 31, 1998, and the lowest was -15.41% for the quarter ended September 30, 1998. [NOTE: SUBJECT TO CHANGE BASED ON FOURTH QUARTER OF 1998.] For the period January 1, 1998 through October 31, 1998, the Fund's total return (unannualized) was [__]%.

------------------------------------------------ ------------------- ------------------------

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS        PAST ONE YEAR       LIFE OF FUND
ENDING DECEMBER 31, 1998)                                            (SINCE 11/4/96)
------------------------------------------------ ------------------- ------------------------
------------------------------------------------ ------------------- ------------------------

Schroder International Smaller Companies Fund*   [___]%              [___]%
------------------------------------------------ ------------------- ------------------------
------------------------------------------------ ------------------- ------------------------

Salomon Smith Barney Extended Market Index       [___]%              [___]%
(EPAC Region)**
------------------------------------------------ ------------------- ------------------------

* The bar chart and table show performance of the Fund's Investor Shares, which are offered in a different prospectus. Although Advisor Shares and Investor Shares would have similar annual returns (because all the

Fund's shares represent interests in the same portfolio of securities), Advisor Share performance would be lower than Investor Share performance because of the higher expenses paid by Advisor Shares.

** The Salomon Smith Barney Extended Market Index (EPAC Region) (EMI EPAC) is an unmanaged benchmark, representing the portion of the Salomon Smith Barney Broad Market Index related to companies with small index capitalization in approximately 22 European and Pacific Basin countries. The Salomon Smith Barney Extended Market Index (EPAC Region) represents the smallest companies in each country based on total market capital having in the aggregate 20% of the cumulative available market capital in such country.

SCHRODER INTERNATIONAL BOND FUND

     o INVESTMENT OBJECTIVE. To seek a high rate of total return.

     o RELATED PORTFOLIO. Schroder International Bond Fund invests substantially all of its assets in Schroder International Bond Portfolio, a non-diversified portfolio of Schroder Capital Funds II.

     o PRINCIPAL INVESTMENTS. The Fund normally invests substantially all of its assets in debt securities and debt-related investments of companies domiciled outside the United States. The Fund also may invest in debt securities of foreign governments (including provinces and municipalities) and their agencies and instrumentalities, debt securities of supranational organizations, and debt securities of private issuers. The Fund normally invests in securities of issuers in at least five countries other than the United States, although there is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country.

     o INVESTMENT STRATEGIES. In seeking a high rate of total return, the Fund invests in debt securities and debt-related investments. "Total return" consists of current income, including interest payments and discount accruals, plus any increases in the values of the Fund's investments, less any decreases in the values of any of the Fund's investments. The bonds in which the Fund invests may pay interest at fixed, variable, or floating rates. The rate of return on some of the debt obligations in which the Fund invests may be linked to indices or stock prices or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. The Fund currently has invested approximately one-third of its assets in securities of issuers domiciled in Germany. As a result, the Fund's investment performance will be affected by economic, political, or other factors affecting issuers and investments in that country more than if it had invested a smaller portion of its assets in issuers domiciled in Germany. The Fund may borrow money to make investments.
Additionally, Schroder may engage in active currency management through the foreign currency exchange strategies described later in this Prospectus to try to increase total return or to reduce risk.

         The Fund also may do the following:

                    0 Invest in securities of issuers domiciled or doing business in emerging market countries.

                    0    Invest  in  securities   convertible   into  common  or
                         preferred stock, or traded together with warrants for the purchase of common stock.

                    0 Invest up to 10% of its assets in junk bonds, which entail certain risks.

                    0 Sell securities short and then borrow those same securities from a broker or other institution to complete the sale (a "short sale").

                    0 Enter into interest rate swaps for hedging purposes or to realize a greater current return.

                    0 Engage in a variety of transactions involving the use of options and futures contracts.

                    0 Invest in closed-end funds that invest primarily in emerging markets securities.

                    0 Invest in derivative instruments, which are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security, index or currency.

         o  PRINCIPAL RISKs.

                    0 DEBT SECURITIES. The Fund invests in debt securities, which are subject to market risk (the fluctuation of market value in response to changes in interest rates) and to credit risks (the risk that the issuer may become unable or unwilling to make timely payments of principal and interest).

                    0 JUNK BONDS. Junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. If this were to occur, the values of securities held by the Fund may become more volatile.

                    0 LEVERAGE. The Fund may borrow money by engaging in reverse repurchase agreements to invest in additional securities. "Reverse" repurchase agreements generally involve the sale by the Fund of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. The use of borrowed money increases the Fund's market exposure and risk and may result in losses. The interest that the Fund must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses.

                    0 GEOGRAPHIC CONCENTRATION. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country. To the extent that the Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a more geographically diversified portfolio.

                    0 NON-DIVERSIFIED FUND. The Fund is a "non-diversified" mutual fund, and may invest its assets in a more limited number of issuers than may diversified investment companies. To the extent the Fund focuses on fewer issuers, its risk of loss increases if the market value of a security declines or if an issuer is not able to meet its obligations.

SCHRODER U.S. DIVERSIFIED GROWTH FUND (FORMERLY, SCHRODER U.S. EQUITY FUND)

         o INVESTMENT OBJECTIVE.  To seek growth of capital.

         o PRINCIPAL INVESTMENTS. The Fund normally invests substantially all of its assets in equity securities of companies in the United States. The Fund invests in a variety of equity securities including common and preferred stocks and warrants to purchase common and preferred stocks. The Fund normally invests in securities of companies with market capitalizations of more than $1.5 billion.

         o INVESTMENT STRATEGIES. The Fund may invest in companies, large or small, that Schroder believes offer the potential for capital growth. For example, the Fund may invest in companies whose earnings are believed to be in a relatively strong growth trend, companies with a proprietary advantage, or companies that are in industry segments that are experiencing rapid growth. The Fund also may invest in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. The Fund may invest in relatively less well-known companies that meet any of these characteristics or other characteristics identified by Schroder.

         o   PRINCIPAL RISKS.

                   0 EQUITY SECURITIES. The principal risks of investing in the Fund include the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely markets generally or particular companies in the portfolio.

            SCHRODER U.S. DIVERSIFIED GROWTH FUND - INVESTOR SHARES*

                     [EDGAR REPRESENTATION OF GRAPH CHART]

Calendar Year            Annual Return
-------------            -------------
1998                            ___%
1997                          23.33%
1996                          21.48%
1995                          28.03%
1994                          -5.21%
1993                          12.50%
1992                          15.23%
1991                          38.28%
1990                          -4.00%
1989                          24.42%
1988                          12.02%

 During the periods shown above, the highest quarterly return was 20.14% for the quarter ended March 31, 1987, and the lowest was -24.92% for the quarter ended December 31, 1987. [NOTE: SUBJECT TO CHANGE BASED ON FOURTH QUARTER OF 1998.] For the period January 1, 1998 through October 31, 1998, the Fund's total return (unannualized) was 3.59%.

------------------------------------------------ --------------- ------------- ------------

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS        PAST ONE YEAR   PAST FIVE     PAST TEN
ENDING DECEMBER 31, 1998)                                        YEARS         YEARS
------------------------------------------------ --------------- ------------- ------------
------------------------------------------------ --------------- ------------- ------------

Schroder U.S. Diversified Growth Fund*           [___]%          [___]%        [____]%
------------------------------------------------ --------------- ------------- ------------
------------------------------------------------ --------------- ------------- ------------

S&P 500 Index**                                  [___]%          [___]%        [____]%
------------------------------------------------ --------------- ------------- ------------

* The bar chart and table show performance of the Fund's Investor Shares, which are offered in a different prospectus. Although Advisor Shares and Investor Shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Advisor Share performance would be lower than Investor Share performance because of the higher expenses paid by Advisor Shares.

** The Standard & Poor's 500 Index is a market value weighted composite index of 500 large capitalization U.S. companies and reflects the reinvestment of dividends.

SCHRODER U.S. SMALLER COMPANIES FUND

     o INVESTMENT OBJECTIVe. Capital appreciation.

     o  RELATED   PORTFOLIO.   Schroder  U.S.  Smaller  Companies  Fund  invests
substantially all of its assets in Schroder U.S. Smaller Companies Portfolio, a diversified portfolio of Schroder Capital Funds.

     o PRINCIPAL INVESTMENTS. The Fund invests at least 65% of its assets in equity securities of companies in the United States that have (at the time of investment) market capitalizations of $1.5 billion or less. The Fund also may invest in equity securities of larger companies and in debt securities, if Schroder believes such investments are consistent with the Fund's investment objective. The Fund invests in a variety of equity securities including common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

     o INVESTMENT STRATEGIES. In selecting investments for the Fund, Schroder seeks to identify securities of companies with strong management that it believes can generate above average earnings growth, and are selling at favorable prices in relation to book values and earnings. The Fund intends to invest no more than 25% of its total assets in securities of small companies that, together with their predecessors, have been in operation for less than three years.

         o   PRINCIPAL RISKs.

                    0 SMALL COMPANIES. The Fund invests primarily in small companies, which tend to be more vulnerable to adverse developments than larger companies. Small companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

                    0    EQUITY  SECURITIES.  Another  risk of  investing in the
                         Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect particular companies in the portfolio and/or the U.S. equities market in general.


                     [EDGAR REPRESENTATION OF GRAPH CHART]

Calendar Year            Annual Return
-------------            -------------
1998                           ____%
1997                          26.60%



During the periods shown above, the highest quarterly return was 18.53% for the quarter ended June 30, 1997, and the lowest was -23.22% for the quarter ended September 30, 1998. [NOTE: SUBJECT TO CHANGE BASED ON FOURTH QUARTER OF 1998.] For the period January 1, 1998 through November 30, 1998, the Fund's total return (unannualized) was -10.89%.

------------------------------------------------ ------------------- -------------------- -----------------------

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS        PAST ONE YEAR       PAST FIVE YEARS      LIFE OF FUND
ENDING DECEMBER 31, 1998)                                                                 (SINCE 8/16/93)
------------------------------------------------ ------------------- -------------------- -----------------------
------------------------------------------------ ------------------- -------------------- -----------------------

Schroder U.S. Smaller Companies Fund             [___]%              [___]%               [___]%
------------------------------------------------ ------------------- -------------------- -----------------------
------------------------------------------------ ------------------- -------------------- -----------------------

Russell 2000 Index*                              [___]%              [___]%               [___]%
------------------------------------------------ ------------------- -------------------- -----------------------

* The Russell 2000 Index is a market capitalization weighted broad based index of 2000 small capitalization U.S. companies.

FEES AND EXPENSES

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU INVEST IN ADVISOR SHARES OF THE FUNDS. CERTAIN FEES AND EXPENSES HAVE BEEN ESTIMATED FOR THOSE FUNDS THAT HAVE BEEN IN EXISTENCE FOR LESS THAN ONE FISCAL YEAR.

SHAREHOLDER FEES (paid directly from your investment):

         Maximum Sales Load Imposed on Purchases                      None
         Maximum Deferred Sales Load                                  None
         Maximum Sales Load Imposed on Reinvested Dividends           None
         Redemption Fee                                               None
         Exchange Fee                                                 None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):

                                                            Schroder
                           Schroder          Schroder      International       Schroder
                        International        Emerging        Smaller        International
                             Fund          Markets Fund   Companies Fund      Bond Fund
                             ----          -------------  --------------      ---------
Management Fees              0.67%            1.25%           1.10%             0.70%
Distribution (12b-1) Fees(1)  0%               0%              0%                0%
Other Expenses (2)          1224.20%           10.69%         4.41%             9.55%
Total Annual Fund           1224.87%           11.94%         5.51%            10.25%
  Operating Expenses
Fee Waiver and/or           1223.63%           10.24%         3.76%             9.30
  Expense Limitation (3)
Net Expenses (3)               1.24%            1.70%         1.75%             0.95



    Schroder
      U.S.             Schroder U.S.
   Diversified        Smaller Companies
   Growth Fund             Fund
   -----------             ----
      0.75%                0.85%
        0%                   0%
      1.35%                3.05%
      2.10%                3.90%

      0.35%                2.31

      1.75%                1.59

---------------
1 Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to its Advisor Shares. Although the Trustees have not currently authorized payments under the Distribution Plan, payments by a Fund under its Shareholder Service Plan, which will not exceed the annual rate of 0.25% of a Fund's average daily net assets, will be deemed to have been made pursuant to the Distribution Plan to the extent such payments may be considered to be primarily intended to result in the sale of the Fund's Advisor Shares.

2 Other Expenses and Total Fund Operating Expenses for each Fund other than Schroder U.S. Smaller Companies Fund and Schroder International Fund are estimated based on anticipated expenses for that Fund's current fiscal year.

3 The Net Expenses shown above reflect the effect of contractually imposed expense limitations and/or fee waivers in effect through October 31, 1999 on Total Annual Fund Operating Expensees of the Fund

EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's total annual operating expenses remain the same. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

----------------------------------------------------------- --------- -------------- ------------- ------------
                                                            1 year    3 years        5 years       10 years
                                                            ------    -------        -------       --------
----------------------------------------------------------- --------- -------------- ------------- ------------
----------------------------------------------------------- --------- -------------- ------------- ------------

Schroder International Fund*                                $10,000   $10,000        $10,000       $10,000
----------------------------------------------------------- --------- -------------- ------------- ------------
----------------------------------------------------------- --------- -------------- ------------- ------------

Schroder Emerging Markets Fund*                             $ 1,153    $3,223         $5,017       $8,518
----------------------------------------------------------- --------- -------------- ------------- ------------
----------------------------------------------------------- --------- -------------- ------------- ------------

Schroder International Smaller Companies*                   $   550   $ 1,640         $2,720       $5,372
----------------------------------------------------------- --------- -------------- ------------- ------------
----------------------------------------------------------- --------- -------------- ------------- ------------

Schroder International Bond Fund*                           $   998   $ 2,840         $4,493       $7,925
----------------------------------------------------------- --------- -------------- ------------- ------------
----------------------------------------------------------- --------- -------------- ------------- ------------

Schroder U.S. Diversified Growth Fund*                      $   213   $   658         $1,129       $2,431
----------------------------------------------------------- --------- -------------- ------------- ------------
----------------------------------------------------------- --------- -------------- ------------- ------------

Schroder U.S. Smaller Companies Fund*                       $   392   $ 1,189         $2,004       $4,121
----------------------------------------------------------- --------- -------------- ------------- ------------

--------------
*Assuming that each of these Funds' operating expenses remain the same as Net Expenses shown above, based on the other assumptions described above, your costs would be:

----------------------------------------------------------- --------- -------------- ------------- ------------
                                                            1 year    3 years        5 years       10 years
                                                            ------    -------        -------       --------
----------------------------------------------------------- --------- -------------- ------------- ------------
----------------------------------------------------------- --------- -------------- ------------- ------------

Schroder International Fund                                 $   126   $   393        $   681       $ 1,500
----------------------------------------------------------- --------- -------------- ------------- ------------
----------------------------------------------------------- --------- -------------- ------------- ------------

Schroder Emerging Markets Fund                              $   173    $  536         $  923       $2,009
----------------------------------------------------------- --------- -------------- ------------- ------------
----------------------------------------------------------- --------- -------------- ------------- ------------

Schroder International Smaller Companies                    $   178   $   551         $  949       $2,062
----------------------------------------------------------- --------- -------------- ------------- ------------
----------------------------------------------------------- --------- -------------- ------------- ------------

Schroder International Bond Fund                            $    97   $   303         $  525       $1,166
----------------------------------------------------------- --------- -------------- ------------- ------------
----------------------------------------------------------- --------- -------------- ------------- ------------

Schroder U.S. Diversified Growth Fund                       $   178   $   551         $  949       $2,062
----------------------------------------------------------- --------- -------------- ------------- ------------
----------------------------------------------------------- --------- -------------- ------------- ------------

Schroder U.S. Smaller Companies Fund                        $   162   $   502         $  866       $1,889
----------------------------------------------------------- --------- -------------- ------------- ------------

                      OTHER INVESTMENT STRATEGIES AND RISKS

         A Fund may not achieve its objective in all circumstances and you could lose money by investing. The following provides more detail about the Funds' principal risks and the circumstances which could adversely affect the value of a Fund's shares or its total return or yield.

RISKS OF INVESTING IN THE FUNDS

          o FOREIGN SECURITIES. Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund's investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the values of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

         In addition, legal remedies available to investors in certain foreign countries may be more limited than those available to investors in the United States or in other foreign countries. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer's balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer's obligations. If a foreign governmental entity defaults on its obligations on the securities, a Fund may have limited recourse available to it. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities. Except as otherwise noted in this Prospectus, there is no limit on the amount of a Fund's assets that may be invested in foreign securities.

         If a Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. In addition, although at times most of a Fund's income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. As a result, if the exchange rate for any such currency declines after the Fund's income has been earned and translated into U.S. dollars but before payment to shareholders, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if a Fund incurs an expense in U.S. dollars and the exchange rate declines before the expense is paid, the Fund would have to convert a greater amount of U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Fund incurred the expense. A Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

         In determining whether to invest in debt securities of foreign issuers, Schroder considers the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income received by a Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by a Fund will reduce its income available for distribution to shareholders. In certain circumstances, a Fund may be able to pass through to shareholders credits for foreign taxes paid.

     o DEBT SECURITIES. All of the Funds may invest in debt securities, which are subject to the risk of fluctuation of market value in response to changes in interest rates and the risk that the issuer may default on the timely payment of principal and interest. Additionally, all of the Funds may invest in lower-quality, high-yielding debt securities, commonly known as junk bonds. Lower-rated debt securities are predominantly speculative and tend to be more susceptible than other debt securities to adverse changes in the financial condition of the issuer, general economic conditions, or an unanticipated rise in interest rates, which may affect an issuer's ability to pay interest and principal. This would likely make the values of the securities held by a Fund more volatile and could limit the Fund's ability to liquidate its securities. Changes by recognized rating services in their ratings of any fixed-income security and in the perceived ability of an issuer to make payments of interest and principal also may affect the value of these investments.

         o RISKS OF SMALLER CAPITALIZATION COMPANIES. Schroder International Smaller Companies Fund and Schroder U.S. Smaller Companies Fund invest in companies that are smaller and less well-known than larger, more widely held companies. Small and mid-cap companies may offer greater opportunities for capital appreciation than larger companies, but may also pose certain special risks. They are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse developments than securities of larger companies and the Funds may have difficulty establishing or closing out their securities positions in smaller companies at prevailing market prices. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

OTHER INVESTMENT STRATEGIES AND TECHNIQUES

         In addition to the principal investment strategies described in the Summary Information section above, the Funds may at times use the strategies and techniques described below, which involve certain special risks. This Prospectus does not attempt to disclose all of the various investment techniques and types of securities that Schroder might use in managing the Funds. As in any mutual fund, investors must rely on the professional investment judgment and skill of the Fund's adviser.

         o FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Changes in currency exchange rates will affect the U.S. dollar value of Fund assets, including securities denominated in foreign currencies. Exchange rates between the U.S. dollar and other currencies fluctuate in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other political, economic and financial conditions, which may be difficult to predict. A Fund may engage in currency exchange transactions to protect against unfavorable fluctuations in exchange rates.

         In particular, a Fund may enter into foreign currency exchange transactions to protect against a change in exchange ratios that may occur between the date on which the Fund contracts to trade a security and the settlement date ("transaction hedging") or in anticipation of placing a trade ("anticipatory hedging"); to "lock in" the U.S. dollar value of interest and dividends to be paid in a foreign currency; or to hedge against the possibility that a foreign currency in which portfolio securities are denominated or quoted may suffer a decline against the U.S. dollar ("position hedging"). Schroder International Bond Fund may also enter into forward contracts to adjust the Fund's exposure to various foreign currencies, either pending anticipated investments in securities denominated in those currencies or as a hedge against anticipated market changes.

     From time to time, a Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times involve currencies in which its portfolio securities are not then denominated ("cross hedging"). A Fund may also engage in "proxy" hedging, whereby the Fund would seek to hedge the value of portfolio holdings denominated in one currency by entering into an exchange contract on a second currency, the valuation of which Schroder believes correlates to the value of the first currency. Schroder may buy or sell currencies in "spot" or forward transactions. "Spot" transactions are executed contemporaneously on a cash basis at the then-prevailing market rate.

         A forward currency contract is an obligation to purchase or sell a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. Forward contracts do not eliminate fluctuations in the underlying prices of securities and expose the Fund to the risk that the counterparty is unable to perform.

         A Fund incurs foreign exchange expenses in converting assets from one currency to another. Schroder International Bond Fund may, to a limited extent, purchase forward contracts to increase exposure in foreign currencies that are expected to appreciate and thereby increase total return. All other Funds may engage in foreign currency exchange transactions only for hedging purposes.

         Although there is no limit on the amount of any Fund's assets that may be invested in foreign currency exchange and foreign currency forward contracts, each Fund may enter into such transactions to the extent necessary to effect the hedging transactions described above. In addition, Schroder International Bond Fund may enter into foreign currency forward contracts for non-hedging purposes. Suitable foreign currency hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will utilize hedging transactions at any time.

         O SECURITIES LOANS, REPURCHASE AGREEMENTS, AND FORWARD COMMITMENTS. Each Fund may lend portfolio securities to broker-dealers up to one-third of the Fund's total assets. Each Fund may also enter into repurchase agreements without limit. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. Each Fund may also enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

         o SHORT SALES (SCHRODER INTERNATIONAL BOND FUND). When Schroder anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price.

         o INVESTMENT IN OTHER INVESTMENT COMPANIES. Each Fund may invest in other investment companies or pooled vehicles, including closed-end funds, that are advised by Schroder or its affiliates or by unaffiliated parties. When investing in another investment company, a Fund may pay a premium above such investment company's net asset value per share. As a shareholder in an investment company, a Fund would bear its ratable share of the investment company's expenses, including advisory and administrative fees, and would at the same time continue to pay its own fees and expenses.

         o DERIVATIVE INVESTMENTS. Instead of investing directly in the types of portfolio securities described in the Summary Information, each Fund may buy or sell a variety of "derivative" investments to gain exposure to particular securities or markets, in connection with hedging transactions, and to increase total return. These may include options, futures, and indices, for example. Derivatives involve the risk that they may not work as intended under all market conditions. Also, derivatives often involve the risk that the other party to the transaction will be unable to meet its obligations or that the Fund will be unable to close out the position at any particular time or at an acceptable price.

         O ZERO-COUPON BONDS. Each Fund which may invest in debt securities may invest in zero-coupon bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments and, as a result, may involve greater credit risks than bonds that pay interest currently.

         o INTEREST RATE SWAPs. Schroder International Bond Fund may enter into interest rate swaps for hedging purposes or to increase total return. Interest rate swaps involve the exchange by the Fund with another party of different types of interest-rate streams (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The Fund's ability to engage in certain interest rate transactions may be limited by tax considerations. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If
Schroder is incorrect in its forecasts of market values, interest rates, or other relevant factors, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

         O PORTFOLIO TURNOVER. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by a Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may increase the amount of capital gains (and, in particular, short-term gains) realized by the Funds, on which shareholders pay tax.

         o TEMPORARY DEFENSIVE STRATEGIES. At times, Schroder may judge that conditions in the securities markets make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroder may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these "defensive" strategies, the Fund would invest in high-quality debt securities, cash, or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Fund will use these alternate strategies. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objectives.

                             MANAGEMENT OF THE FUNDS

         The Trust is governed by a Board of Trustees, which has retained Schroder to manage the investments of each Fund. Subject to the control of the Trustees, Schroder also manages the Funds' other affairs and business. Schroder has served as investment adviser to each of the Funds since inception.

         Each Portfolio in which the Schroder International Fund, Schroder Emerging Markets Fund, Schroder International Smaller Companies Fund, Schroder International Bond Fund and Schroder U.S. Smaller Companies Fund invests is managed under the direction of a board of trustees of Schroder Capital Funds or Schroder Capital Funds II. Schroder has served as investment adviser to each of the Portfolios since inception. Subject to the direction and control of
Schroder, Schroder Investment Management International, Ltd. (SIMIL), an affiliate of Schroder, serves as subadviser to Schroder International Smaller Companies Portfolio pursuant to an Investment Subadvisory Agreement among Schroder, SIMIL and the Portfolio.

         Schroder has been an investment manager since 1962, and currently serves as investment adviser to the Funds, the Portfolios, and a broad range of institutional investors. As of June 30, 1998, Schroder had approximately $24 billion in assets under management. Schroder's address is 787 Seventh Avenue, New York, New York 10019, and its telephone number is (212) 641-3900. SIMIL has been registered as a U.S. investment adviser since 1998, and as of June 30, 1998 had under management assets of approximately $42 billion. SIMIL's address is 31 Gresham Street, London, United Kingdom, EC2V 7QA.

     o MANAGEMENT FEES PAID BY THE RELATED PORTFOLIOS. For the fiscal year ended October 31, 1998 (May 31, 1998, in the case of Schroder U.S. Smaller Companies Portfolio and Schroder EM Core Portfolio, and December 31, 1998 for Schroder International Bond Portfolio), the Portfolios paid management fees to Schroder at the following annual rates (based on the average net assets of each Portfolio taken separately): INTERNATIONAL EQUITY FUND -- 0.427%; SCHRODER EM CORE PORTFOLIO -- 0.086%; SCHRODER INTERNATIONAL BOND PORTFOLIO -- 0.00%; SCHRODER INTERNATIONAL SMALLER COMPANIES PORTFOLIO -- 0.00%; SCHRODER U.S. SMALLER COMPANIES PORTFOLIO -- 0.60%. Schroder has agreed to waive 0.10% of the advisory fees payable by Schroder International Smaller Companies Portfolio. This waiver shall remain in effect until its elimination is approved by the board of trustees of Schroder Capital Funds. Each of the Funds that invests in a related Portfolio, because of its investment in the Portfolio, bears a proportionate part of the management fees (and other expenses) paid by the Portfolio (based on the percentage of the Portfolio's assets attributable to the Fund).

         Pursuant to the Investment Subadvisory Agreement, Schroder pays SIMIL a monthly fee at the annual rate of 0.25% of the daily net assets of Schroder International Smaller Companies Portfolio.

         Each of the Funds that invests in a related Portfolio has entered into an investment advisory agreement with Schroder pursuant to which Schroder would manage the Fund's assets directly in the event that the Fund were to cease investing substantially all of its assets in a Portfolio. Schroder will not receive any fees under that agreement so long as a Fund continues to invest substantially all of its assets in a Portfolio or in another investment company.

     o MANAGEMENT FEES PAID BY SCHRODER U.S. DIVERSIFIED GROWTH FUNd. For the fiscal year ended October 31, 1998, SCHRODER U.S. DIVERSIFIED GROWTH FUNd paid management fees to Schroder at the annual rate of 0.447% of the Fund's average net assets.

     o EXPENSE LIMITATIONS AND WAIVERS. In order to limit the Funds' expenses, Schroder has voluntarily agreed to reduce its compensation (and, if necessary, to pay certain other Fund expenses) until October 31, 1999 to the extent that each Fund's total operating expenses attributable to its Advisor Shares exceed the following annual rates (based on the average net assets of each Fund taken separately): SCHRODER INTERNATIONAL FUND -- 1.24%; SCHRODER EMERGING MARKETS FUND -- 1.95%; SCHRODER INTERNATIONAL SMALLER COMPANIES FUND -- 1.75%; SCHRODER INTERNATIONAL BOND FUND -- 1.20%; SCHRODER U.S. DIVERSIFIED GROWTH FUND -- 1.75%; and SCHRODER U.S. SMALLER COMPANIES FUND -- 1.75%. Additionally, Schroder has agreed to limit the advisory fees paid by SCHRODER U.S. DIVERSIFIED GROWTH FUND through October 31, 1999 to 0.65% of the Fund's average daily net assets.

         o PORTFOLIO MANAGERs. Schroder's investment decisions for each of the Funds (or for the related Portfolios in which certain of the Funds invest substantially all of their assets) are generally made by an investment manager or an investment team, with the assistance of an investment committee. The following portfolio managers have had primary responsibility for making investment decisions for the Portfolios or the Funds, as the case may be, since the years shown below. Their recent professional experience is also shown.

--------------------------- ------------------------ ------------------- --------------------------------------------------- ---

Fund/Portfolio              Portfolio Manager        Since               Recent Professional Experience
--------------------------- ------------------------ ------------------- --------------------------------------------------- ---
--------------------------- ------------------------ ------------------- --------------------------------------------------- ---

Schroder International      Michael Perelstein       1997                Employed as an investment professional at
Fund/International                                                       Schroder since 1997.  Mr. Perelstein is also Vice
Equity Fund                                                              President of the Trust and of Schroder Capital
                                                                         Funds and Schroder Capital Funds II, and a
                                                                         Director and Senior Vice President of Schroder.
                                                                         Prior to joining Schroder, Mr. Perelstein was a
                                                                         Managing Director at MacKay-Shields Financial
                                                                         Corp. from March 1993 to November 1996.
--------------------------- ------------------------ ------------------- --------------------------------------------------- ---
--------------------------- ------------------------ ------------------- --------------------------------------------------- ---

Schroder Emerging Markets   John Troiano             Inception (1997)    Employed as an investment professional at
Fund/Schroder EM Core                                                    Schroder since 1986.  Mr. Troiano is the Chief
Portfolio                                                                Executive and director of Schroder, and a Vice
                                                                         President of the Trust and of Schroder Capital
                                                                         Funds.
--------------------------- ------------------------ ------------------- --------------------------------------------------- ---
--------------------------- ------------------------ ------------------- --------------------------------------------------- ---

                            Heather Crighton         Inception (1997)    Employed as an investment professional at
                                                                         Schroder since 1993.  Ms. Crighton is a director
                                                                         and a First Vice President of Schroder.
--------------------------- ------------------------ ------------------- --------------------------------------------------- ---
--------------------------- ------------------------ ------------------- --------------------------------------------------- ---

                            Mark Bridgeman           Inception (1997)    Employed as an investment professional at
                                                                         Schroder since 1990.  Mr. Bridgeman is a First
                                                                         Vice President of Schroder.
--------------------------- ------------------------ ------------------- --------------------------------------------------- ---
--------------------------- ------------------------ ------------------- --------------------------------------------------- ---

Schroder International      Jane P. Lucas            1998                Employed as an investment professional at
Smaller Companies                                                        Schroder since 1987.  Ms. Lucas is a Vice
Fund/Schroder                                                            President of the Trust and a Senior Vice
International                                                            President of Schroder.
Smaller Companies
Portfolio
--------------------------- ------------------------ ------------------- --------------------------------------------------- ---

--------------------------- ------------------------ ------------------- --------------------------------------------------- ---

                            Nicholas Melhuish        1998                Employed as an investment professional at
                                                                         Schroder since 1991.  Mr. Melhuish is an
                                                                         investment manager of SIMIL and of Schroder.
--------------------------- ------------------------ ------------------- --------------------------------------------------- ---
--------------------------- ------------------------ ------------------- --------------------------------------------------- ---

Schroder International      Michael Perelstein       Inception (1997)    See above.
Bond Fund/
International Bond
Portfolio
--------------------------- ------------------------ ------------------- --------------------------------------------------- ---
--------------------------- ------------------------ ------------------- --------------------------------------------------- ---

                            Mark Astley              Inception (1997)    Employed as an investment professional at
                                                                         Schroder since 1986.  Mr. Astley is a Vice
                                                                         President of the Trust and of Schroder Capital
                                                                         Funds and Schroder Capital Funds II, and is a
                                                                         First Vice President of Schroder.
--------------------------- ------------------------ ------------------- --------------------------------------------------- ---
--------------------------- ------------------------ ------------------- --------------------------------------------------- ---

U.S. Diversified            Paul Morris              1997                Employed as an investment professional at
Growth Fund                                                              Schroder since 1997.  Mr. Morris is Senior Vice
                                                                         President of Schroder.  Prior to joining
                                                                         Schroder, Mr. Morris was a Principal and Senior
                                                                         Portfolio Manager  at Weiss Peck & Greer, L.L.C.,
                                                                         and a Managing Director, Equity Division, of UBS
                                Asset Management
--------------------------- ------------------------ ------------------- --------------------------------------------------- ---
--------------------------- ------------------------ ------------------- --------------------------------------------------- ---

Schroder U.S. Smaller       Ira L. Unschuld          1997 (sole          Employed as an investment professional at
Companies Portfolio                                  manager since       Schroder since 1990.  Mr. Unschuld is a Vice
                                                     1998)               President of the Trust and a Group Vice President
                                  of Schroder.
--------------------------- ------------------------ ------------------- --------------------------------------------------- ---

                        HOW THE FUNDS' SHARES ARE PRICED

         Each Fund calculates the net asset value of its Advisor Shares by dividing the total value of its assets attributable to its Advisor Shares, less its liabilities attributable to those shares, by the number of Advisor Shares outstanding. Shares are valued as of the close of trading on the New York Stock Exchange (normally 4:00 p.m.) each day the Exchange is open. The Funds value their portfolio securities for which market quotations are readily available at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. The Funds value all other securities and assets at their fair values as determined by Schroder. All assets and liabilities of a Fund denominated in foreign currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the net asset value of the Fund's shares is calculated. Because certain of the securities in which the Funds may invest may trade on days when the Funds do not price their Advisor Shares, the net asset value of a Fund's Advisor Shares may change on days when shareholders will not be able to purchase or redeem their Advisor Shares.

                                HOW TO BUY SHARES

         You may purchase Advisor Shares of each Fund directly from the Trust or through a service organization such as a bank, trust company, broker-dealer, or other financial organization (a Service Organization) having an arrangement with Schroder Fund Advisors Inc., the distributor of the Trust's shares. If you do not have a Service Organization, Schroder Fund Advisors Inc. can provide you with a list of available firms. Your Service Organization is responsible for forwarding all of the necessary documentation to the Trust, and may charge for its services.

         Advisor Shares of each of the Funds are sold at their net asset value next determined after the Trust receives your order. In order for you to receive the Fund's next determined net asset value, the Trust must receive your order before the close of regular trading on the New York Stock Exchange.

     If the Advisor Shares you purchase will be held in your own name (rather than in the name of your Service Organization), your payment for the shares must be accompanied by a completed Account Application in proper form. The Trust or Forum Shareholder Services, LLC, the Trust's Transfer Agent, may request additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians. You may obtain an Account Application from the Transfer Agent, P.O. Box 446, Portland, Maine 04112, or by calling
(800)290-9826. You also may obtain an Account Application from your Service Organization.

INVESTMENT MINIMUMS

         The minimum investment for initial and additional purchases for each Fund is set forth in the following table:

    -------------------------------------- ----------------- -------------------

                                               Initial           Additional
                                              Investment        Investments
    -------------------------------------- ----------------- -------------------
    -------------------------------------- ----------------- -------------------

              Regular Accounts                  $2,500             $2,500

    -------------------------------------- ----------------- -------------------
    -------------------------------------- ----------------- -------------------

              Traditional IRAs                   $250               $250

    -------------------------------------- ----------------- -------------------

The Trust is authorized to reject any purchase order.

PURCHASES BY CHECK

         You may purchase shares of a Fund by mailing a check (in U.S. dollars) payable to (i) Schroder Capital Funds (Delaware), if you are purchasing shares of two or more Funds, accompanied by written instructions as to how the check amount should be allocated amongst the Funds whose shares you are purchasing or
(ii) the name of the Fund to be purchased  (i.e.,  Schroder  International  Bond
Fund) if you are purchasing shares of a single Fund. Third-party checks will not be accepted.

         For initial purchases, your check must be accompanied by a completed Account Application in proper form. The Trust may request additional documentation to evidence the authority of the person or entity making the purchase request.

         You should mail your check and your completed Account Application to:

                  [Name of Fund] -- Advisor Shares
                  P.O. Box 446
                  Portland, Maine  04112

Your payments should clearly indicate the shareholder's name and account number, if applicable.

PURCHASES BY BANK WIRE/TELEPHONE

         If you make your initial investment by wire, your order must be preceded by a completed Account Application. Upon receipt of the Application, the Trust will assign you an account number and your account will become active. Wire orders received prior to the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading will be processed at the net asset value determined as of that day. Wire orders received after that time will be processed at the net asset value determined thereafter.

         Once you have an account number, you may purchase Advisor Shares through your Service Organization or by telephoning the Transfer Agent at (800) 290-9826 to give notice that you will be sending funds by wire, and then arranging with your bank to wire funds to the Trust. Your purchase will not be processed until the Trust has received the wired funds.

         Federal Reserve Bank wire instructions are as follows:

                   The Chase Manhattan Bank
                   New York, NY
                   ABA No.: 021000021
                   For Credit To: Forum Shareholder Services, LLC
                   Account. No.: 910-2-718187
                   Ref.: [Name of Fund] - Advisor Shares
                   Account of: (shareholder name)
                   Account No.: (shareholder account number)

The wire order must specify the name of the Fund, the shares' class (i.e., Advisor Shares), the account name and number, address, confirmation number, amount to be wired, name of the wiring bank, and name and telephone number of the person to be contacted in connection with the order.

         In an effort to prevent unauthorized or fraudulent purchase or redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests, but either or both may be liable if they do not follow these procedures.

OTHER PURCHASE INFORMATION

         Advisor Shares of each Fund may be purchased for cash or in exchange for securities held by the investor, subject to the determination by Schroder that the securities are acceptable. (For purposes of determining whether securities will be acceptable, Schroder will consider, among other things, whether they are liquid securities of a type consistent with the investment objectives and policies of the Fund in question and have a readily ascertainable value.) If a Fund receives securities from an investor in exchange for shares of the Fund, the Fund will under some circumstances have the same tax basis in the securities as the investor had prior to the exchange (and the Fund's gain for tax purposes would be calculated with regard to the investor's tax basis). Any gain on the sale of those securities would be subject to distribution as capital gain to all of the Fund's shareholders. Schroder reserves the right to reject any particular investment. Securities accepted by Schroder will be valued in the same manner as are the Trust's portfolio securities as of the time of the next determination of the Funds' net asset value. All dividend, subscription, or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the relevant Fund and must be delivered to the Fund upon receipt by the investor. A gain or loss for federal income tax purposes may be realized by investors upon the exchange. Investors interested in purchases through exchange should telephone Schroder at (800) 290-9826.

         Schroder Fund Advisors Inc., Schroder, or their affiliates may, at their own expense and out of their own assets, provide compensation to dealers or other financial intermediaries in connection with sales of Trust shares or shareholder servicing. In some instances, this compensation may be made available only to certain dealers or other financial intermediaries who have sold or are expected to sell significant amounts of shares of the Trust.


                               HOW TO SELL SHARES

         You may sell your Advisor Shares back to a Fund on any day the New York Stock Exchange is open, either through your Service Organization or directly to the Fund. If your shares are held in the name of a Service Organization, you may only sell the shares through that Service Organization. The Service Organization may charge you for its services. If you choose to sell your shares directly to the Fund, you may do so by sending a letter of instruction or stock power form to the Trust, or by calling the Transfer Agent at (800) 290-9826.

The price you will receive is the net asset value next determined after receipt of your redemption request in good order. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor's account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed exactly in accordance with the registration form. If you hold your Advisor Shares in certificate form, you must submit the certificates and sign the assignment form on the back of the certificates. Signatures must be guaranteed by a bank, broker/dealer, or certain other financial institutions. You may redeem your Advisor Shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Shares for which certificates have been issued may not be redeemed by telephone. The Trust may require additional documentation from shareholders that are corporations, partnerships, agents, fiduciaries, or surviving joint owners.

         If you redeem shares through your Service Organization, your Service Organization is responsible for ensuring that the Transfer Agent receives your redemption request in proper form and at the appropriate time.

         The Trust will pay you for your redemptions as promptly as possible and in any event within seven days after the request for redemption is received in writing in good order. (The Trust generally sends payment for shares the business day after a request is received.) Under unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law. The Trust will only redeem shares for which it has received payment.

         If your account balance falls below a minimum amount set by the Trustees (presently $2,000) of any Fund, the Trust may choose to redeem your shares in that Fund and pay you for them. You will receive at least 30 days written notice before the Trust redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares if you own shares of any Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

         The Trust may suspend the right of  redemption  during any period when:
(1) trading on the New York Stock Exchange is restricted or the Exchange is closed; (2) the Securities and Exchange Commission has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

         If you request that your redemption proceeds be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for more details at (800) 290-9826. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.

WIRE TRANSFERS

         If your Service Organization receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded by wire to your account with your Service Organization; you may also instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your Service Organization's or your own complete wiring instructions.


                   ADDITIONAL INFORMATION ABOUT ADVISOR SHARES

         The Trust sells Advisor Shares of the Funds at their net asset value without any sales charges or loads, so that the full amount of your purchase payment is invested in the Fund you select. You also receive the full value of your Advisor Shares when you sell them back to a Fund, without any deferred sales charge.

         SHAREHOLDER SERVICING PLAN. The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") for the Advisor Shares of each Fund. Under the Service Plan, each Fund pays fees to Schroder Fund Advisors Inc. at an annual rate of up to 0.25% of the average daily net assets of the Fund represented by Advisor Shares. Schroder Fund Advisors Inc. may enter into shareholder service agreements with Service Organizations pursuant to which the Service Organizations provide administrative support services to their customers who are Fund shareholders. In return for providing these support services, a Service Organization may receive payments from Schroder Fund Advisors Inc. at a rate not exceeding 0.25% of the average daily net assets of the Advisor Shares of each Fund for which the Service Organization is the Service Organization of record. Some Service Organizations may impose additional conditions or fees. For instance a Service Organization may require its clients to invest more than the minimum amounts required by the Trust for initial or subsequent investments or may charge a direct fee for its services. These fees would be in addition to any amounts which you pay as a shareholder of a Fund or amounts which might be paid to the Service Organization by Schroder Fund Advisors Inc. Please contact your Service Organization for details.

         DISTRIBUTION PLANS. Each Fund has adopted a Distribution Plan which allows the Fund to pay distribution fees for the sale and distribution of its Advisor Shares. Under the Plans, each Fund may pay Schroder Fund Advisors Inc. compensation in an amount limited in any fiscal year to the annual rate of 0.50% of the Fund's average daily net assets attributable to its Advisor Shares. THE TRUSTEES HAVE NOT CURRENTLY AUTHORIZED PAYMENTS UNDER THE DISTRIBUTION PLAN, although payments by a Fund under the Shareholder Service Plan, which will not exceed the annual rate of 0.25% of a Fund's average daily net assets, will be deemed to have been made pursuant to the Distribution Plan to the extent such payments may be considered to be primarily intended to result in the sale of the Fund's Advisor Shares. To the extent that payments are made in the future under the Plans, they would be paid out of a Fund's assets attributable to its Advisor Shares on an ongoing basis, would increase the cost of your investment, and may cost you more than paying other types of sales charges imposed by other funds.

         Payments under a Fund's Shareholder Servicing Plan for Advisor Shares will be considered to have been made pursuant to the Fund's Distribution Plan, to the extent such payments may be deemed to be primarily intended to result in the sale of the Fund's Advisor Shares.


                                    EXCHANGES

         You can exchange your Advisor Shares of any Fund for Advisor Shares of any other fund in the Schroder family of funds at any time at their respective net asset values. Contact your Service Organization or the Transfer Agent for details. The Trust reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any such change or suspension.


                           DIVIDENDS AND DISTRIBUTIONS

         Each Fund distributes any net investment income and any net realized capital gain at least annually. Distributions from net capital gain are made after applying any available capital loss carryovers.

         YOU CAN CHOOSE FROM FOUR DISTRIBUTION OPTIONS:

         -- Reinvest all distributions in additional Advisor Shares of your Fund;

         -- Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional Advisor Shares of your Fund;

         -- Receive distributions from net investment income in additional Advisor Shares of your Fund while receiving capital gain distributions in cash; or

         --     Receive all distributions in cash.

         You can change your distribution option by notifying the Transfer Agent in writing. If you do not select an option when you open your account, all distributions by a Fund will be reinvested in Advisor Shares of that Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

                                      TAXES

     o TAXES ON DIVIDENDS AND DISTRIBUTIONs. For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long your Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before you invested (and thus were included in the price you paid for your shares). Distributions of gains from investments that a Fund owned for more than 12 months will be taxable as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares of the Funds.

     o TAXES WHEN YOU SELL OR EXCHANGE YOUR SHAREs. Any gain resulting from the sale or exchange of your shares in the Funds will also generally be subject to federal income or capital gains tax, depending on your holding period.

     o TAX TREATMENT OF THE PORTFOLIOS. None of the Portfolios is required to pay federal income tax because each is classified as a partnership for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio will be deemed to have been "passed through" to a Fund in proportion to the Fund's holdings in the Portfolio, regardless of whether such interest, dividends, gains or losses have been distributed by the Portfolio. Each Portfolio intends to conduct its operations so that a Fund, if it invests all of its assets in the Portfolio, may qualify as a regulated investment company.

     o CONSULT YOUR TAX ADVISOR ABOUT OTHER POSSIBLE TAX CONSEQUENCES. This is a summary of certain federal tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.


                              YEAR 2000 DISCLOSURE

         Each of the Funds receives services from its investment adviser, administrator, subadministrator, distributor, transfer agent, custodian and other providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the Year 2000 from the Year 1900. Schroder is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Funds' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.


                              FINANCIAL HIGHLIGHTS

         The financial highlights table is intended to help you understand the financial performance of each of the Funds for the past 5 years or since the Fund commenced operations. Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned or lost on an investment in Advisor Shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Funds' annual report to shareholders. The annual report is available upon request.

SCHRODER U.S.  SMALLER  COMPANIES FUND

                                                 Period Ended    Year Ended  Period Ended
                                                 November 30,     May 31,       May 31,
                                                     1998          1998          1997
                                                -------------------------------------------

           Net Asset Value, Beginning of Period     $xx.xx        $xx.xx        $xx.xx
           Investment Operations
            Net Investment Income (Loss)            (x.xx)        (x.xx)        (x.xx)
            Net Realized and Unrealized Gain
            (Loss)                                   x.xx          x.xx          x.xx
             on Investments
          Total from Investment Operations           x.xx          x.xx          x.xx
          Distributions from Net Realized
            Gain on Investments                     (x.xx)        (x.xx)        (x.xx)
                                                    ------        ------        ------
          Net Asset Value, End of Period            $xx.xx        $xx.xx        $xx.xx
                                                    ======        ======        ======
          Total Return                              xx.xx%        xx.xx%        xx.xx%
          Ratios/Supplementary Data
            Net Assets, End of Period (in          $xx,xxx        $xx,xxx       $xx,xxx
            thousands)
          Ratios to Average Net Assets:
            Expenses After Expense Limitations      x.xx%          x.xx%         x.xx%
            Expenses Before Limitations             x.xx%          x.xx%         x.xx%
            Net Investment Income (Loss) After
             Expense Limitation                    (x.xx%)        (x.xx%)       (x.xx%)
          Average Commission Rate Per Share        $x.xxxx        $x.xxxx       $x.xxxx
          Portfolio Turnover Rate(e)                xx.xx%        xx.xx%        xx.xx%

          ---------------------------------------

(a) On May 17, 1996, the Fund began offering two classes of shares, Investor Shares and Advisor Shares, and all then outstanding shares of the Fund were designated as Investor Shares.
(b) Includes the Fund's proportionate share of income and expenses of Schroder U.S. Smaller Companies Portfolio.
(c) For the period ended May 31, 1997 the total returns would have been lower had certain expenses not been reduced.
(d)  Annualized.
(e) Portfolio turnover represents the rate of portfolio activity. For the periods ending after October 31, 1996, the rate represents the portfolio turnover rate of Schroder U.S. Smaller Companies Portfolio.

SCHRODER INTERNATIONAL FUND
                                        Period Ended
                                         October 31,
                                       ----------------
                                            1998

NET ASSET VALUE, BEGINNING OF PERIOD       $xx.xx
INVESTMENT OPERATIONS:
  Net Investment Income (Loss)(b)            x.xx
   Net Realized and Unrealized Gain
   (Loss) on Investments                     x.xx
Total from Investment Operations             x.xx
DISTRIBUTIONS FROM
  Net Investment Income                     (x.xx)
  Net Realized Gain on Investments          (x.xx)
  Total Distributions                       (x.xx)
NET ASSET VALUE, END OF PERIOD             $xx.xx
  Total Return(c)                            x.xx%
Ratios/Supplementary Data
NET ASSETS, END OF PERIOD (IN             $xxx,xxx
THOUSANDS)
Ratios to Average Net Assets:
  Expenses After Expense Limitation(b)
                                             x.xx%
   Expenses Before Expense Limitation
    (b)                                      x.xx%
   Net Investment Income (Loss) After
    Expense Limitation(b)                    x.xx%
AAverage Commission Rate Per Share (d)      $x.xxxx
Portfolio Turnover Rate (e)                 xx.xx%

----------------------------------------

================================================================================


               FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC.
   PLEASE CALL FOR COMPLETE INFORMATION AND TO OBTAIN THE RELEVANT PROSPECTUS.
             PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

         SCHRODER CAPITAL FUNDS (DELAWARE) (800) 290-9826   SCHRODER SERIES TRUST (800) 464-3108
         SCHRODER INTERNATIONAL FUND                        SCHRODER LARGE CAPITALIZATION EQUITY FUND
         SCHRODER EMERGING MARKETS FUND                     SCHRODER SMALL CAPITALIZATION VALUE FUND
         SCHRODER INTERNATIONAL SMALLER COMPANIES FUND      SCHRODER MIDCAP VALUE FUND
         SCHRODER INTERNATIONAL BOND FUND                   SCHRODER SHORT-TERM INVESTMENT FUND
         SCHRODER U.S. DIVERSIFIED GROWTH FUND              SCHRODER INVESTMENT GRADE INCOME FUND
         SCHRODER U.S. SMALLER COMPANIES FUND


                     SCHRODER SERIES TRUST II (800) 464-3108
                             SCHRODER ALL-ASIA FUND
================================================================================

[Back Cover]                                                              [Logo]

                                   SCHRODER CAPITAL FUNDS (DELAWARE)

                                   SCHRODER INTERNATIONAL FUND

                                   SCHRODER EMERGING MARKETS FUND

                                   SCHRODER INTERNATIONAL SMALLER COMPANIES FUND

                                   SCHRODER INTERNATIONAL BOND FUND

                                   SCHRODER U.S. DIVERSIFIED GROWTH FUND

                                   SCHRODER U.S. SMALLER COMPANIES FUND

Schroder Capital Funds (Delaware)'s statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Trust's most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. You may get free copies of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-290-9826.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Internet site at WWW.SEC.GOV. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-1911.

         Schroder Capital Funds (Delaware)                  ADVISOR SHARES
         Two Portland Square
         Portland, ME  04101                                PROSPECTUS
         800-290-9826
                                                            March 1,  1999

         File No. 811-1911

INSERT EMU-INV

                        SCHRODER CAPITAL FUNDS (DELAWARE)
                                   PROSPECTUS

             SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO
                                 ADVISOR SHARES

                                  March 1, 1999

This prospectus describes Schroder Emerging Markets Fund Institutional Portfolio, a non-diversified series of shares of Schroder Capital Funds (Delaware). The Fund seeks long-term capital appreciation through direct or indirect investment in equity and debt securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, Eastern and Southern Europe, and Africa. The Trust offers Advisor Shares of the Fund in this prospectus.

Schroder Capital Management International Inc. ("Schroder") manages the Fund. You can call (800) 290-9826 to find out more about the Fund and other funds in the Schroder family.

The prospectus explains what you should know about the Fund before you invest. Please read it carefully.

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                        Page
                                                                        ----

SUMMARY INFORMATION.......................................................3

FEES AND EXPENSES.........................................................6

OTHER INVESTMENT STRATEGIES...............................................7

MANAGEMENT OF THE FUND...................................................11

HOW THE FUND'S SHARES ARE PRICED.........................................12

HOW TO BUY SHARES........................................................13

HOW TO SELL SHARES.......................................................15

ADDITIONAL INFORMATION ABOUT ADVISOR SHARES..............................17

EXCHANGES................................................................17

DIVIDENDS AND DISTRIBUTIONS..............................................17

TAXES....................................................................18

YEAR 2000 DISCLOSURE.....................................................18

FINANCIAL HIGHLIGHTS.....................................................19

                               SUMMARY INFORMATION

This summary identifies the investment objective, principal investment strategies, and principal risks of Schroder Emerging Markets Fund Institutional Portfolio. The investment objective and policies of the Fund may, unless otherwise specifically stated, be changed by the Board of Trustees of Schroder Capital Funds (Delaware) without a vote of the shareholders. As a matter of policy, the Board of Trustees of the Trust would not materially change the Fund's investment objective without shareholder approval.

THE FUND SEEKS TO ACHIEVE ITS  INVESTMENT  OBJECTIVE BY INVESTING  SUBSTANTIALLY
ALL OF ITS INVESTABLE ASSETS IN SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO, A SEPARATELY MANAGED, NON-DIVERSIFIED PORTFOLIO OF SCHRODER CAPITAL FUNDS THAT HAS THE SAME INVESTMENT OBJECTIVE AS, AND INVESTMENT POLICIES THAT ARE SUBSTANTIALLY SIMILAR TO THOSE OF, THE FUND. IN REVIEWING THE FUND'S INVESTMENT OBJECTIVE AND POLICIES BELOW, YOU SHOULD ASSUME THAT THE INVESTMENT OBJECTIVE AND POLICIES OF THE PORTFOLIO ARE THE SAME IN ALL MATERIAL RESPECTS AS THOSE OF THE FUND. SCHRODER IS THE INVESTMENT ADVISER TO THE FUND AND TO THE PORTFOLIO.

After the narrative describing the Fund is a chart showing how the investment returns of the Fund's Advisor Shares have varied from year to year. The chart shows returns for each full calendar year since the Fund commenced operations. The table following the chart provides some indication of the risks of investing in the Fund by showing how the Fund's average annual returns for the last year and for the life of the Fund compare to a broad-based securities market index. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE. It is possible to lose money on an investment in the Fund.

For a discussion of recent market and portfolio developments affecting the Fund's performance, see the Fund's most recent financial reports. You can call the Trust at (800) 290-9826 to request a free copy of the financial reports.

SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO

         o INVESTMENT OBJECTIVe. To seek long-term capital appreciation through direct or indirect investment in equity and debt securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe.

         o PRINCIPAL INVESTMENTS. The Fund normally invests at least 65% of its assets in securities of companies determined by Schroder to be "emerging market" issuers. The Fund may invest the remaining 35% of its assets in securities of issuers located anywhere in the world. The Fund may invest in equity or debt securities of any kind. The Fund is non-diversified.

         o INVESTMENT STRATEGIEs. The Fund invests primarily in equity securities of issuers domiciled or doing business in"emerging market" countries in regions such as Southeast Asia, Latin America, Eastern and Southern Europe, and Africa. "Emerging market" countries are countries not included at the time of investment in the Morgan Stanley International World Index of major world economies. Economies currently in the Index include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Schroder may at times determine based on its own analysis that an economy included in the Index should nonetheless be considered an emerging market country, in which case that country would constitute an emerging market country for purposes of the Fund's investments. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country.

         The Fund also may do the following:

                   0 Invest in securities of closed-end investment companies that invest primarily in foreign securities, including securities of emerging market issuers.

                   0 Invest up to 35% of its assets in debt securities, including lower-quality, high-yielding debt securities (commonly known as "junk bonds"), which entail certain risks.

         o   PRINCIPAL RISKs.

                   0 EMERGING MARKETS. The Fund may invest in "emerging market" countries whose securities markets may experience heightened levels of volatility. The risks of investing in emerging markets include greater political and economic uncertainties than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and a developing country's dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries' economies and securities markets.


                   0 FOREIGN SECURITIES. Investments in foreign securities entail risks not present in domestic investments including, among other things, risks related to political or economic instability, currency exchange and taxation.

                   0 SMALL COMPANIES. The Fund invests primarily in small companies, which tend to be more vulnerable to adverse developments than larger companies. Small companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

                   0 GEOGRAPHIC CONCENTRATION. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country. To the extent that the Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a geographically more diversified portfolio.

                   0 NON-DIVERSIFIED FUND. The Fund is a "non-diversified" mutual fund, and may invest its assets in a more limited number of issuers than may other diversified investment companies. To the extent the Fund focuses on fewer issuers, its risk of loss increases if the market value of a security declines or if an issuer is not able to meet its obligations.

                   0 EQUITY SECURITIES. Another risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect markets in general or particular companies in the portfolio.

                   0 DEBT SECURITIES. The Fund invests in debt securities, which are subject to market risk (the fluctuation of market value in response to changes in interest rates) and to credit risks (the risk that the issuer may become unable or unwilling to make timely payments of principal and interest).

                   0 JUNK BONDS. Junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. If this were to occur, the values of securities held by the Fund may become more volatile.



                     [EDGAR REPRESENTATION OF GRAPH CHART]


Calendar Year            Annual Return
-------------            -------------
1998                            ___%
1997                          -5.21%
1996                           7.93%

[NOTE: NUMBERS IN BAR CHART ABOVE REFLECT INVESTOR SHARE INFORMATION. FORUM TO REVISE TO SHOW ADVISOR SHARE INFORMATION.]

During the periods shown above, the highest quarterly return was [____]% for the quarter ended [_____], and the lowest was [_____]% for the quarter ended [________]. [NOTE: SUBJECT TO CHANGE BASED ON FOURTH QUARTER OF 1998.] For the period January 1, 1998 through October 31, 1998, the Fund's total return (unannualized) was [_____]%.

------------------------------------------------ ----------------- -------------------- ----------------

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS                          SINCE INCEPTION OF   LIFE OF FUND
ENDING DECEMBER 31, 1998)                        LAST ONE YEAR     ADVISOR SHARES       (SINCE 3/31/95)
                                                                   (-------)
------------------------------------------------ ----------------- -------------------- ----------------
------------------------------------------------ ----------------- -------------------- ----------------

Schroder Emerging Markets Fund Institutional     [___]%            [___]%               [___]%
Portfolio
------------------------------------------------ ----------------- -------------------- ----------------
------------------------------------------------ ----------------- -------------------- ----------------

*Morgan Stanley Capital International Emerging   [___]%            [___]%               [___]%
Markets Free Index
------------------------------------------------ ----------------- -------------------- ----------------

* The Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged market capitalization index of companies representative of the market structure of 26 emerging countries in Europe, Latin America, and the Pacific Basin. The Index reflects actual buyable opportunities for the non-domestic investor by taking into account local market restrictions on share ownership by foreigners.


FEES AND EXPENSES

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU INVEST IN ADVISOR SHARES OF THE FUND.

SHAREHOLDER FEES (paid directly from your investment):

         Maximum Sales Load Imposed on Purchases                          None
         Maximum Deferred Sales Load                                      None
         Maximum Sales Load Imposed on Reinvested Dividends               None
         Purchase Charge (based on amount invested)(1)                    0.50%
         Redemption Charge (as a percentage of the net asset value
           of shares redeemed)(1)                                         0.50%
         Exchange Fee                                                     None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):

Management Fees                                                        1.10%
Distribution (12b-1) Fees (2)                                              0%
Other Expenses                                                         0.86%
Total Annual Fund Operating Expenses                                   1.97%
Fee Waiver and/or Expense Limitation (3)                               0.36%
Net Expenses (3)                                                       1.61%

--------------------------
1 The Purchase and Redemption Charges are collected by the Fund and paid to the Portfolio to compensate the other investors in the Portfolio for expenses incurred in connection with purchases and sales of portfolio securities.

2 The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to its Advisor Shares. Although the Trustees have not currently authorized payments under the Distribution Plan, payments by the Fund under its Shareholder Service Plan, which will not exceed the annual rate of 0.25% of the Fund's average daily net assets, will be deemed to have been made pursuant to the Distribution Plan to the extent such payments may be considered to be primarily intended to result in the sale of the Fund's Advisor Shares.

3 The Net Expenses shown above reflect the effect of contractually imposed expense limitations and/or fee waivers in effect through October 31, 1999 on Total Annual Fund Operating Expenses of the Funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Shares of the Fund for the time periods indicated and either retain all of your shares or redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:*

                                       1 Year          3 Years          5 Years         10 Years
                                       ------          -------          -------         --------

Assuming no redemption                 $250            $667             $1110           $2341

Assuming full redemption               $301            $722             $1168           $2408
at end of period


--------------------
*Assuming that the Fund's operating expenses remain the same as the Net Expenses shown above, based on the other assumptions described above, your costs would be:

                                       1 Year          3 Years          5 Years         10 Years
                                       ------          -------          -------         --------

Assuming no redemption                 $ 214           $ 559            $ 928           $1,966

Assuming full redemption               $ 266           $ 615            $ 987           $2,035
at end of period

                      OTHER INVESTMENT STRATEGIES AND RISKS

         The Fund may not achieve its objective in all circumstances and you could lose money by investing. The following provides more detail about the Fund's principal risks and the circumstances which could adversely affect the value of the Fund's shares or its total return.

RISKS OF INVESTING IN THE FUND

         o EMERGING MARKETs. The Fund intends to invest a substantial portion of its assets in securities of issuers in emerging market countries. An issuer will be considered to be an emerging market issuer if Schroder determines that: (1) it is organized under the laws of an emerging market country; (2) its primary securities trading market is in an emerging market country; (3) at least 50% of the issuer's revenues or profits are derived from goods produced or sold, investments made, or services performed in emerging market countries; or (4) at least 50% of its assets are situated in emerging market countries.

         The prices of securities of issuers in emerging market countries are subject to greater volatility than those of issuers in more developed countries. Investments in emerging market countries are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. For example, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Fund may also invest a substantial portion of its assets in securities traded in the over-the-counter markets in emerging market countries and not on any exchange, which may affect the liquidity of the investment and expose the Fund to the credit risk of its counterparties in trading those investments. Emerging market countries may experience extremely high rates of inflation, which may adversely affect those countries' economies and securities markets.

          o  INVESTMENT  IN  ASIa.   Certain  Asian  markets  have   experienced
devaluation and/or significant volatility during the past several years. Schroder cannot predict whether, when and to what extent the Asian markets will recover. To the extent that the Fund focuses its investments in any Asian countries, the Fund will be susceptible to adverse political, economic and market developments in those countries.

          o FOREIGN SECURITIES. Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund's investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the values of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

         In addition, legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuer's balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer's obligations. If a foreign governmental entity is unable or unwilling to meet its obligations on the securities in accordance with their terms, the Fund may have limited recourse available to it in the event of default. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities. Except as otherwise noted in this Prospectus, there is no limit on the amount of the Fund's assets that may be invested in foreign securities.

         If the Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. In addition, although at times most of the Fund's income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. As a result, if the exchange rate for any such currency declines after the Fund's income has been earned and translated into U.S. dollars but before payment, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred. The Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

         In determining whether to invest in debt securities of foreign issuers, Schroder considers the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by the Fund will reduce its income available for distribution to shareholders. In certain circumstances, the Fund may be able to pass through to shareholders credits for foreign taxes paid.

         o DEBT SECURITIEs. The Fund may invest in debt securities, which are subject to the risk of fluctuation of market value in response to changes in interest rates and the risk that the issuer may become unable or unwilling to make timely payments of principal and interest. Additionally, the Fund may invest in lower-quality, high-yielding debt securities, commonly known as junk bonds. Lower-rated securities are predominantly speculative and tend to be more susceptible than other debt securities to adverse changes in the financial condition of the issuer, general economic conditions, or an unanticipated rise in interest rates, which may affect an issuer's ability to pay interest and principal. This would likely make the values of the securities held by the Fund more volatile and could limit the Fund's ability to liquidate its securities. Changes by recognized rating services in their ratings of any fixed-income security and in the perceived ability of an issuer to make payments of interest and principal also may affect the value of these investments.

INVESTMENT STRATEGIES AND TECHNIQUES

         The Summary Information at the beginning of the prospectus summarizes the investment objectives and principal investment strategies of the Fund. This prospectus does not attempt to disclose all of the various investment techniques and types of securities that Schroder might use in managing the Fund. As in any mutual fund, investors must rely on the professional investment judgment and skill of the Fund's adviser. In addition to those described in the Summary Information, the Fund may at times use the following strategies and techniques, which involve certain special risks:

         o FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Changes in currency exchange rates will affect the U.S. dollar value of Fund assets, including securities denominated in foreign currencies. Exchange rates between the U.S. dollar and other currencies fluctuate in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other political, economic and financial conditions, which may be difficult to predict. The Fund may engage in currency exchange transactions to protect against unfavorable fluctuations in exchange rates.

         In particular, the Fund may enter into foreign currency exchange transactions to protect against a change in exchange ratios that may occur between the date on which the Fund contracts to trade a security and the settlement date ("transaction hedging") or in anticipation of placing a trade ("anticipatory hedging"); to "lock in" the U.S. dollar value of interest and dividends to be paid in a foreign currency; or to hedge against the possibility that a foreign currency in which portfolio securities are denominated or quoted may suffer a decline against the U.S. dollar ("position hedging").

         From time to time, the Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times involve currencies in which its portfolio securities are not then denominated ("cross hedging"). The Fund may also engage in "proxy" hedging, whereby the Fund would seek to hedge the value of portfolio holdings denominated in one currency by entering into an exchange contract on a second currency, the valuation of which Schroder believes correlates to the value of the first currency. Schroder may buy or sell currencies in "spot" or forward transactions. "Spot" transactions are executed contemporaneously on a cash basis at the then-prevailing market rate.

         A forward currency contract is an obligation to purchase or sell a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. Forward contracts do not eliminate fluctuations in the underlying prices of securities and expose the Fund to the risk that the counterparty is unable to perform.

         The Fund incurs foreign exchange expenses in converting assets from one currency to another. Although there is no limit on the amount of the Fund's assets that may be invested in foreign currency exchange and foreign currency forward contracts, the Fund may engage in foreign currency exchange transactions only for hedging purposes. Suitable foreign currency hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will utilize hedging transactions at any time.

         O SECURITIES LOANS, REPURCHASE AGREEMENTS, AND FORWARD COMMITMENTS. The Fund may lend portfolio securities to broker-dealers up to one-quarter of the Fund's total assets. The Fund may also enter into repurchase agreements without limit. These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. The Fund may also enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

         o INVESTMENT IN OTHER INVESTMENT COMPANIES. The Fund may invest in other investment companies or pooled vehicles, including closed-end funds, that are advised by Schroder or its affiliates or by unaffiliated parties. When investing in another investment company, the Fund may pay a premium above such investment company's net asset value per share. As a shareholder in an investment company, the Fund would bear its ratable share of the investment company's expenses, including advisory and administrative fees, and would at the same time continue to pay its own fees and expenses.

         o DERIVATIVE INVESTMENTS. Instead of investing directly in the types of portfolio securities described in the Summary Information, the Fund may buy or sell a variety of "derivative" investments to gain exposure to particular securities or markets, in connection with hedging transactions, and, to the extent permitted by applicable law, to increase total return. These may include options, futures, and indices, for example. Derivatives involve the risk that they may not work as intended under all market conditions. Also, derivatives often involve the risk that the other party to the transaction will be unable to meet its obligations or that the Fund will be unable to close out the position at any particular time or at an acceptable price.

         O ZERO-COUPON BONDS. The Fund may invest in zero-coupon bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments and, as a result, may involve greater credit risks than bonds that pay interest currently.

         o PORTFOLIO TURNOVEr. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may increase the amount of capital gains (and, in particular, short-term gains) realized by the Fund, on which shareholders pay tax.

         o TEMPORARY DEFENSIVE STRATEGIES. At times, Schroder may judge that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroder may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund would invest in high-quality debt securities, cash, or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Fund will use these alternate strategies. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objective.


                             MANAGEMENT OF THE FUND

         The Trust is governed by a Board of Trustees which has retained Schroder to manage the investments of the Fund. Subject to the control of the Trustees, Schroder also manages the Fund's other affairs and business. Schroder has served as investment adviser to the Fund since inception.

         Schroder Emerging Markets Fund Institutional Portfolio, the Portfolio in which the Fund invests, is managed under the direction of a board of trustees of Schroder Capital Funds. Schroder has served as investment adviser to the Portfolio since inception.

         Schroder has been an investment manager since 1962, and currently serves as investment adviser to the Fund, the Portfolio, and a broad range of institutional investors. Schroder's address is 787 Seventh Avenue, New York, New York 10019, and its telephone number is (212) 641-3900.

         o MANAGEMENT FEES PAID BY THE PORTFOLIO. For the fiscal year ended October 31, 1998 the Portfolio paid management fees to Schroder at the annual rate of 0.718%. Schroder has agreed to waive [ ] of the advisory fees payable by the Portfolio. This waiver shall remain in effect until its elimination is approved by the board of trustees of Schroder Capital Funds. The Fund, because of its investment in the Portfolio, bears a proportionate part of the management fees (and other expenses) paid by the Portfolio (based on the percentage of the Portfolio's assets attributable to the Fund).

         The Fund has entered into an investment advisory agreement with Schroder pursuant to which Schroder would manage the Fund's assets directly in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. Schroder will not receive any fees under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company.

         o EXPENSE LIMITATIONS AND WAIVERs. In order to limit the Fund's expenses, Schroder has voluntarily agreed to reduce its compensation (and, if necessary, to pay certain other Fund expenses) until October 31, 1999 to the extent that the Fund's total operating expenses attributable to its Advisor Shares exceed the annual rate of 1.45%.

         o PORTFOLIO MANAGERs. Schroder's investment decisions for the Fund and the Portfolio are generally made by an investment manager or an investment team, with the assistance of an investment committee. The following portfolio managers have had primary responsibility for making investment decisions for the Portfolio or the Fund, as the case may be, since the years shown below. Their recent professional experience is also shown.

--------------------------- ------------------------ ------------------- -------------------------------------------- ----------

Fund/Portfolio              Portfolio Manager        Since               Recent Professional Experience
--------------------------- ------------------------ ------------------- -------------------------------------------- ----------
--------------------------- ------------------------ ------------------- -------------------------------------------- ----------

Both the Fund and the       John Troiano             Inception (1995)    Employed as an investment professional at
Portfolio                                                                Schroder since 1986.  Mr. Troiano is the
                                                                         Chief Executive and director
                                                                         of Schroder, and a Vice President
                                                                         of  the Trust and of Schroder
                                                                         Capital Funds.
--------------------------- ------------------------ ------------------- -------------------------------------------- ----------
--------------------------- ------------------------ ------------------- -------------------------------------------- ----------

                            Heather Crighton         Inception (1995)    Employed as an investment professional at
                                                                         Schroder since 1993.  Ms. Crighton is a
                                                                         director and a First Vice President of
                                                                         Schroder.
--------------------------- ------------------------ ------------------- -------------------------------------------- ----------
--------------------------- ------------------------ ------------------- -------------------------------------------- ----------

                            Mark Bridgeman           Inception (1995)    Employed as an investment professional at
                                                                         Schroder since 1990.  Mr. Bridgeman is a
                                                                         First Vice President of Schroder.
--------------------------- ------------------------ ------------------- -------------------------------------------- ----------
--------------------------- ------------------------ ------------------- -------------------------------------------- ----------


                        HOW THE FUND'S SHARES ARE PRICED

         The Fund calculates the net asset value of its Advisor Shares by dividing the total value of its assets attributable to its Advisor Shares, less its liabilities attributable to those shares, by the number of Advisor Shares outstanding. Shares are valued as of the close of trading on the New York Stock Exchange (normally 4:00 p.m.) each day the Exchange is open. The Fund values its portfolio securities for which market quotations are readily available at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair values as determined by Schroder. All assets and liabilities of the Fund denominated in foreign currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the net asset value of the Fund's shares is calculated. Because certain of the securities in which the Fund may invest may trade on days when the Fund does not price its Advisor Shares, the net asset value of the Fund's Advisor Shares may change on days when shareholders will not be able to purchase or redeem their Advisor Shares.


                                HOW TO BUY SHARES

         You may purchase Advisor Shares of the Fund directly from the Trust or through a service organization such as a bank, trust company, broker-dealer, or other financial organization (a Service Organization) having an arrangement with Schroder Fund Advisors Inc., the distributor of the Trust's shares. If you do not have a Service Organization, Schroder Fund Advisors Inc. can provide you with a list of available firms. Your Service Organization is responsible for forwarding all of the necessary documentation to the Trust, and may charge for its services.

         Advisor Shares of the Fund are sold at their net asset value next determined after the Trust receives your order, plus a purchase charge of 0.50% of the amount invested. The purchase charge, which is not a sales charge, is assessed by the Fund and paid to the Portfolio to compensate other investors in the Portfolio for expenses incurred in purchasing securities due to an investment in the Fund. The purchase charge is not assessed on the reinvestment of dividends or distributions or on purchases through an in-kind subscription. In order for you to receive the Fund's next determined net asset value, the Trust must receive your order before the close of regular trading on the New York Stock Exchange.

         If the shares you purchase will be held in your own name (rather than in the name of your Service Organization), your payment for the shares must be accompanied by a completed Account Application in proper form. The Trust or Forum Shareholder Services, LLC, the Trust's Transfer Agent, may request additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians. You may obtain an Account Application from the Transfer Agent, P.O. Box 446, Portland, Maine 04112, or by calling
(800) 290-9826. You also may obtain an Account Application from your Service Organization.

INVESTMENT MINIMUMS

         The minimum investment for initial and additional purchases for the Fund is set forth in the following table:

    -------------------------------------- ----------------- -------------------

                                               Initial           Additional
                                              Investment        Investments
    -------------------------------------- ----------------- -------------------
    -------------------------------------- ----------------- -------------------

              Regular Accounts                 $250,000          No minimum

    -------------------------------------- ----------------- -------------------
    -------------------------------------- ----------------- -------------------

              Traditional IRAs                  $2,000              $250

    -------------------------------------- ----------------- -------------------

The Trust is authorized to reject any purchase order.

PURCHASES BY CHECK

     You may purchase shares of the Fund by mailing a check (in U.S. dollars) payable to the Fund. Third-party checks will not be accepted.

         For initial purchases, your check must be accompanied by a completed Account Application in proper form. The Trust may request additional documentation to evidence the authority of the person or entity making the purchase request.

         You should mail your check and your completed Account Application to:

      Schroder Emerging Markets Fund Institutional Portfolio -- Advisor Shares P.O. Box 446
      Portland, Maine  04112

Your payments should clearly indicate the shareholder's name and account number, if applicable.

PURCHASES BY BANK WIRE/TELEPHONE

         If you make your initial investment by wire, your order must be preceded by a completed Account Application. Upon receipt of the Application, the Trust will assign you an account number and your account will become active. Wire orders received prior to the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading will be processed at the net asset value determined as of that day.
Wire orders received after that time will be processed at the net asset value determined thereafter.

         Once you have an account number, you may purchase Advisor Shares through your Service Organization or by telephoning the Transfer Agent at (800) 290-9826 to give notice that you will be sending funds by wire, and then arranging with your bank to wire funds to the Trust. Your purchase will not be processed until the Trust has received the wired funds.

         Federal Reserve Bank wire instructions are as follows:

                   The Chase Manhattan Bank
                   New York, NY
                   ABA No.: 021000021
                   For Credit To: Forum Shareholder Services, LLC
                   Account. No.: 910-2-718187
                   Ref.: Schroder Emerging Markets Fund Institutional
                          Portfolio -- Advisor Shares
                   Account of: (shareholder name)
                   Account No.: (shareholder account number)

The wire order must specify the name of the Fund, the shares' class (i.e., Advisor Shares), the account name and number, address, confirmation number, amount to be wired, name of the wiring bank, and name and telephone number of the person to be contacted in connection with the order.

         In an effort to prevent unauthorized or fraudulent purchase or redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests, but either or both may be liable if they do not follow these procedures.

OTHER PURCHASE INFORMATION

         Advisor Shares of the Fund may be purchased for cash or in exchange for securities held by the investor, subject to the determination by Schroder that the securities are acceptable. (For purposes of determining whether securities will be acceptable, Schroder will consider, among other things, whether they are liquid securities of a type consistent with the investment objectives and policies of the Fund and have a readily ascertainable value.) If the Fund receives securities from an investor in exchange for shares of the Fund, the Fund will under some circumstances have the same tax basis in the securities as the investor had prior to the exchange (and the Fund's gain for tax purposes would be calculated with regard to the investor's tax basis). Any gain on the sale of those securities would be subject to distribution as capital gain to all of the Fund's shareholders. Schroder reserves the right to reject any particular investment. Securities accepted by Schroder will be valued in the same manner as are the Trust's portfolio securities as of the time of the next determination of the Fund's net asset value. All dividend, subscription, or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor. A gain or loss for federal income tax purposes may be realized by investors upon the exchange. Investors interested in purchases through exchange should telephone Schroder at (800) 290-9826.


                               HOW TO SELL SHARES

         You may sell your Advisor Shares back to the Fund on any day the New York Stock Exchange is open, either through your Service Organization or directly to the Fund. If your shares are held in the name of a Service Organization, you may only sell the shares through that Service Organization. The Service Organization may charge you for its services. If you choose to sell your shares directly to the Fund, you may do so by sending a letter of instruction or stock power form to the Trust, or by calling the Transfer Agent at (800) 290-9826.

                  The price you will receive is the net asset value next determined after receipt of your redemption request in good order, plus a redemption charge of 0.50% of the amount redeemed. The redemption charge, which is not a sales charge, is assessed by the Fund and paid to the Portfolio to compensate the other investors in the Portfolio for expenses incurred in connection with sales of portfolio securities. The redemption charge is not assessed on shares acquired through the reinvestment of dividends or distributions or on redemptions in kind. For purposes of computing the redemption charge, redemptions by a shareholder are deemed to be made in the following order: (i) from Advisor Shares purchased through the reinvestment of dividends and distributions (with respect to which no redemption charge is applied) and (ii) from Advisor Shares for which the redemption charge is applicable, on a first purchased, first redeemed basis.

         A redemption request is in good order if it includes the exact name in which the shares are registered, the investor's account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed exactly in accordance with the registration form. If you hold your Advisor Shares in certificate form, you must submit the certificates and sign the assignment form on the back of the certificates. Signatures must be guaranteed by a bank, broker/dealer, or certain other financial institutions. You may redeem your Advisor Shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Shares for which certificates have been issued may not be redeemed by telephone. The Trust may require additional documentation from shareholders that are corporations, partnerships, agents, fiduciaries, or surviving joint owners.

         If you redeem shares through your Service Organization, your Service Organization is responsible for ensuring that the Transfer Agent receives your redemption request in proper form and at the appropriate time.

         The Trust will pay you for your redemptions as promptly as possible and normally within seven days after the request for redemption is received in writing in good order. (The Trust generally sends payment for shares the business day after a request is received.) Under unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law. The Trust will only redeem shares for which it has received payment.

         If your account balance falls below a minimum amount set by the Trustees (presently $100,000) of the Fund, the Trust may choose to redeem your shares in the Fund and pay you for them. You will receive at least 30 days written notice before the Trust redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares if you own shares of the Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

         The Trust may suspend the right of  redemption  during any period when:
(1) trading on the New York Stock Exchange is restricted or the Exchange is closed; (2) the Securities and Exchange Commission has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

         If you request that your redemption proceeds be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for more details at (800) 290-9826. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.

WIRE TRANSFERS

         If your Service Organization receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded by wire to your account with your Service Organization; you may also instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your Service Organization's or your own complete wiring instructions.


                   ADDITIONAL INFORMATION ABOUT ADVISOR SHARES

         SHAREHOLDER SERVICING PLAN. The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") for the Advisor Shares of the Fund. Under the Service Plan, the Fund pays fees to Schroder Fund

Advisors Inc. at an annual rate of up to 0.25% of the average daily net assets of the Fund represented by Advisor Shares. Schroder Fund Advisors Inc. may enter into shareholder service agreements with Service Organizations pursuant to which the Service Organizations provide administrative support services to their customers who are Fund shareholders. In return for providing these support services, a Service Organization may receive payments from Schroder Fund Advisors Inc. at a rate not exceeding 0.25% of the average daily net assets of the Advisor Shares of each Fund for which the Service Organization is the Service Organization of record. Some Service Organizations may impose additional conditions or fees. For instance a Service Organization may require its clients to invest more than the minimum amounts required by the Trust for initial or subsequent investments or may charge a direct fee for its services. These fees would be in addition to any amounts which you pay as a shareholder of the Fund or amounts which might be paid to the Service Organization by Schroder Fund Advisors Inc. Please contact your Service Organization for details.

         DISTRIBUTION PLANS. The Fund has adopted a Distribution Plan which allows the Fund to pay distribution fees for the sale and distribution of its Advisor Shares. Under the Plan, the Fund may pay Schroder Fund Advisors Inc. compensation in an amount limited in any fiscal year to the annual rate of 0.50% of the Fund's average daily net assets attributable to its Advisor Shares. THE TRUSTEES HAVE NOT CURRENTLY AUTHORIZED PAYMENTS UNDER THE DISTRIBUTION PLAN, although payments by the Fund under the Shareholder Service Plan, which will not exceed the annual rate of 0.25% of the Fund's average daily net assets, will be deemed to have been made pursuant to the Distribution Plan to the extent such payments may be considered to be primarily intended to result in the sale of the Fund's Advisor Shares. To the extent that payments are made in the future under the Plan, they would be paid out of the Fund's assets attributable to its Advisor Shares on an ongoing basis, would increase the cost of your investment, and may cost you more than paying other types of sales charges imposed by other funds.

         Payments under the Fund's Shareholder Servicing Plan for Advisor Shares will be considered to have been made pursuant to the Fund's Distribution Plan, to the extent such payments may be deemed to be primarily intended to result in the sale of the Fund's Advisor Shares.


                                    EXCHANGES

         You can exchange your Advisor Shares of the Fund for Advisor Shares of any other fund in the Schroder family of funds at any time at their respective net asset values. To exchange shares, please call (800) 290-9826.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund distributes any net investment income and any net realized capital gain at least annually. Distributions from net capital gain are made after applying any available capital loss carryovers.

         YOU CAN CHOOSE FROM FOUR DISTRIBUTION OPTIONS:

         -- Reinvest all distributions in additional Advisor Shares of the Fund;

         -- Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional Advisor Shares of the Fund;

         -- Receive distributions from net investment income in additional Advisor Shares of the Fund while receiving capital gain distributions in cash; or

         --     Receive all distributions in cash.

         You can change your distribution option by notifying the Transfer Agent in writing. If you do not select an option when you open your account, all distributions by the Fund will be reinvested in Advisor Shares of the Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.


                                      TAXES

         o TAXES ON DIVIDENDS AND DISTRIBUTIONs. For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before you invested (and thus were included in the price you paid for your shares). Distributions of gains from investments that the Fund owned for more than 12 months will be taxable as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares of the Fund.

         o TAXES WHEN YOU SELL OR EXCHANGE YOUR SHAREs. Any gain resulting from the sale or exchange of your shares in the Fund will also generally be subject to federal income or capital gains tax, depending on your holding period.

         o TAX TREATMENT OF THE PORTFOLIO. The Portfolio is not required to pay federal income tax because it is classified as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio will be deemed to have been "passed through" to the Fund in proportion to the Fund's holdings in the Portfolio, regardless of whether such interest, dividends, gains or losses have been distributed by the Portfolio. The Portfolio intends to conduct its operations so that the Fund, if it invests all of its assets in the Portfolio, may qualify as a regulated investment company.

         o CONSULT YOUR TAX ADVISOR ABOUT OTHER POSSIBLE TAX CONSEQUENCES. This is a summary of certain federal tax consequences of investing in the Fund. You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.


                              YEAR 2000 DISCLOSURE

         The Fund receives services from its investment adviser, administrator, subadministrator, distributor, transfer agent, custodian and other providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the Year 2000 from the Year 1900. Schroder is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Fund's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund from this problem.

                              FINANCIAL HIGHLIGHTS

         The financial highlights table is intended to help you understand the financial performance of the Fund for the past 5 years or since the Fund commenced operations. Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned or lost on an investment in Advisor Shares of the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Pricewaterhouse Coopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders. The annual report is available upon request.

Schroder Emerging Markets Fund Institutional Portfolio Fund - Advisor Shares
                                                                               Period Ended              Period Ended


                                                                         -------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $xx.xx                    $xx.xx
INVESTMENT OPERATIONS:
  Net Investment Income (Loss)                                                       x.xx                      x.xx
  Net Realized and Unrealized Gain (Loss) on Investments                            (x.xx)                    (x.xx)
Total from Investment Operations                                                    (x.xx)                    (x.xx)
NET ASSET VALUE, END OF PERIOD                                                      $x.xx                     $x.xx
  Total Return(a)                                                                   (x.xx)%                   (x.xx)%
Ratios/Supplementary Data
NET ASSETS, END OF PERIOD (IN THOUSANDS)                                          $xx.xx                    $xx.xx
Ratios to Average Net Assets:
  Expenses After Expense Limitation                                                  x.xx%                     x.xx%
  Expenses Before Expense Limitation                                                       --                         --
  Net Investment Income (Loss) After Expense Limitation                              x.xx%                     x.xx%
   Average Commission Rate Per Share                                                 x.xxxx                    x.xxxx
  Portfolio Turnover Rate                                                           xx.xx%                    xx.xx%

------------------------------------------------------------------------

================================================================================


               FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC. PLEASE CALL (800) 730-2932 FOR COMPLETE INFORMATION AND TO OBTAIN THE
                              RELEVANT PROSPECTUS.
             PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

         SCHRODER CAPITAL FUNDS (DELAWARE)                  SCHRODER SERIES TRUST
         SCHRODER INTERNATIONAL FUND                        SCHRODER LARGE CAPITALIZATION EQUITY FUND
         SCHRODER EMERGING MARKETS FUND                     SCHRODER SMALL CAPITALIZATION VALUE FUND
         SCHRODER INTERNATIONAL SMALLER COMPANIES FUND      SCHRODER SHORT-TERM INVESTMENT FUND
         SCHRODER INTERNATIONAL BOND FUND                   SCHRODER MIDCAP VALUE FUND
         SCHRODER U.S. DIVERSIFIED GROWTH FUND              SCHRODER INVESTMENT GRADE INCOME FUND
         SCHRODER U.S. SMALLER COMPANIES FUND
         SCHRODER MICRO CAP FUND

                            SCHRODER SERIES TRUST II
                             SCHRODER ALL-ASIA FUND
================================================================================

[Back Cover]                                                              [Logo]

                          SCHRODER CAPITAL FUNDS (DELAWARE)

                          SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO

The Fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Fund's annual report discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may get free copies of these materials, request other information about the Trust and the Fund, or make shareholder inquiries by calling (800) 290-9826.

You may review and copy information about the Fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at (800) SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Trust and the Fund on the Commission's Internet site at WWW.SEC.GOV. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-1911.

         Schroder Capital Funds (Delaware)                  ADVISOR SHARES
         Two Portland Square
         Portland, ME  04101                                PROSPECTUS
         800-290-9826
                                                            March 1, 1999

         File No. 811-1911

                        SCHRODER CAPITAL FUNDS (DELAWARE)
                                   PROSPECTUS

             SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO
                                 INVESTOR SHARES

                                  March 1, 1999

This prospectus describes Schroder Emerging Markets Fund Institutional Portfolio, a non-diversified series of shares of Schroder Capital Funds (Delaware). The Fund seeks long-term capital appreciation through direct or indirect investment in equity and debt securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, Eastern and Southern Europe, and Africa. The Trust offers Investor Shares of the Fund in this prospectus.

Schroder Capital Management International Inc. ("Schroder") manages the Fund. You can call (800) 290-9826 to find out more about the Fund and other funds in the Schroder family.

The prospectus explains what you should know about the Fund before you invest. Please read it carefully.

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            Page

SUMMARY INFORMATION............................................................3

FEES AND EXPENSES..............................................................6

OTHER INVESTMENT STRATEGIES....................................................7

MANAGEMENT OF THE FUND........................................................11

HOW THE FUND'S SHARES ARE PRICED..............................................12

HOW TO BUY SHARES.............................................................13

HOW TO SELL SHARES............................................................15

EXCHANGES.....................................................................17

DIVIDENDS AND DISTRIBUTIONS...................................................17

TAXES.........................................................................17

YEAR 2000 DISCLOSURE..........................................................18

FINANCIAL HIGHLIGHTS..........................................................18

                               SUMMARY INFORMATION

This summary identifies the investment objective, principal investment strategies, and principal risks of Schroder Emerging Markets Fund Institutional Portfolio. The investment objective and policies of the Fund may, unless otherwise specifically stated, be changed by the Board of Trustees of Schroder Capital Funds (Delaware) without a vote of the shareholders. As a matter of policy, the Board of Trustees of the Trust would not materially change the Fund's investment objective without shareholder approval.

THE FUND SEEKS TO ACHIEVE ITS  INVESTMENT  OBJECTIVE BY INVESTING  SUBSTANTIALLY
ALL OF ITS INVESTABLE ASSETS IN SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO, A SEPARATELY MANAGED, NON-DIVERSIFIED PORTFOLIO OF SCHRODER CAPITAL FUNDS THAT HAS THE SAME INVESTMENT OBJECTIVE AS, AND INVESTMENT POLICIES THAT ARE SUBSTANTIALLY SIMILAR TO THOSE OF, THE FUND. IN REVIEWING THE FUND'S INVESTMENT OBJECTIVE AND POLICIES BELOW, YOU SHOULD ASSUME THAT THE INVESTMENT OBJECTIVE AND POLICIES OF THE PORTFOLIO ARE THE SAME IN ALL MATERIAL RESPECTS AS THOSE OF THE FUND. SCHRODER IS THE INVESTMENT ADVISER TO THE FUND AND TO THE PORTFOLIO.

After the narrative describing the Fund is a chart showing how the investment returns of the Fund's Investor Shares have varied from year to year. The chart shows returns for each full calendar year since the Fund commenced operations. The table following the chart provides some indication of the risks of investing in the Fund by showing how the Fund's average annual returns for the last year and for the life of the Fund compare to a broad-based securities market index. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE. It is possible to lose money on an investment in the Fund.

For a discussion of recent market and portfolio developments affecting the Fund's performance, see the Fund's most recent financial reports. You can call the Trust at (800) 290-9826 to request a free copy of the financial reports.

SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO

         o INVESTMENT OBJECTIVe. To seek long-term capital appreciation through direct or indirect investment in equity and debt securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe.

         o PRINCIPAL INVESTMENTS. The Fund normally invests at least 65% of its assets in securities of companies determined by Schroder to be "emerging market" issuers. The Fund may invest the remaining 35% of its assets in securities of issuers located anywhere in the world. The Fund may invest in equity or debt securities of any kind. The Fund is non-diversified.

         o INVESTMENT STRATEGIEs. The Fund invests primarily in equity securities of issuers domiciled or doing business in"emerging market" countries in regions such as Southeast Asia, Latin America, Eastern and Southern Europe, and Africa. "Emerging market" countries are countries not included at the time of investment in the Morgan Stanley International World Index of major world economies. Economies currently in the Index include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Schroder may at times determine based on its own analysis that an economy included in the Index should nonetheless be considered an emerging market country, in which case that country would constitute an emerging market country for purposes of the Fund's investments. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country.

         The Fund also may do the following:

                   0 Invest in securities of closed-end investment companies that invest primarily in foreign securities, including securities of emerging market issuers.

                   0 Invest up to 35% of its assets in debt securities, including lower-quality, high-yielding debt securities (commonly known as "junk bonds"), which entail certain risks.

         o   PRINCIPAL RISKS.

                   0 EMERGING MARKETS. The Fund may invest in "emerging market" countries whose securities markets may experience heightened levels of volatility. The risks of investing in emerging markets include greater political and economic uncertainties than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and a developing country's dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries' economies and securities markets.

                   0 FOREIGN SECURITIES. Investments in foreign securities entail risks not present in domestic investments including, among other things, risks related to political or economic instability, currency exchange and taxation.

                   0 SMALL COMPANIES. The Fund invests primarily in small companies, which tend to be more vulnerable to adverse developments than larger companies. Small companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

                   0 GEOGRAPHIC CONCENTRATION. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country. To the extent that the Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a geographically more diversified portfolio.

                   0 NON-DIVERSIFIED FUND. The Fund is a "non-diversified" mutual fund, and may invest its assets in a more limited number of issuers than may other diversified investment companies. To the extent the Fund focuses on fewer issuers, its risk of loss increases if the market value of a security declines or if an issuer is not able to meet its obligations.

                   0 EQUITY SECURITIES. Another risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect markets in general or particular companies in the portfolio.

                   0 DEBT SECURITIES. The Fund invests in debt securities, which are subject to market risk (the fluctuation of market value in response to changes in interest rates) and to credit risks (the risk that the issuer may become unable or unwilling to make timely payments of principal and interest).

                   0 JUNK BONDS. Junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. If this were to occur, the values of securities held by the Fund may become more volatile.

                     [EDGAR REPRESENTATION OF GRAPH CHART]

Calendar Year        Annual Return
-------------        -------------
1998                       ___%
1997                     -5.21%
1996                      7.93%



During the periods shown above, the highest quarterly return was 12.13% for the quarter ended June 30, 1997, and the lowest was -21.96% for the quarter ended September 30, 1998. [NOTE: SUBJECT TO CHANGE BASED ON FOURTH QUARTER OF 1998.] For the period January 1, 1998 through October 31, 1998, the Fund's total return (unannualized) was -28.91%.

------------------------------------------------ ----------------------- -----------------------

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS                                LIFE OF FUND
ENDING DECEMBER 31, 1998)                        LAST ONE YEAR           (SINCE 3/31/95)
------------------------------------------------ ----------------------- -----------------------
------------------------------------------------ ----------------------- -----------------------

Schroder Emerging Markets Fund Institutional     [___]%                  [___]%
Portfolio
------------------------------------------------ ----------------------- -----------------------
------------------------------------------------ ----------------------- -----------------------

*Morgan Stanley Capital International Emerging   [___]%                  [___]%
Markets Free Index
------------------------------------------------ ----------------------- -----------------------

* The Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged market capitalization index of companies representative of the market structure of 26 emerging countries in Europe, Latin America, and the Pacific Basin. The Index reflects actual buyable opportunities for the non-domestic investor by taking into account local market restrictions on share ownership by foreigners.


FEES AND EXPENSES

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU INVEST IN INVESTOR SHARES OF THE FUND.

SHAREHOLDER FEES (paid directly from your investment):

         Maximum Sales Load Imposed on Purchases                         None
         Maximum Deferred Sales Load                                     None
         Maximum Sales Load Imposed on Reinvested Dividends              None
         Purchase Charge (based on amount invested)(1)                   0.50%
         Redemption Charge (as a percentage of the net asset value
            of shares redeemed)(1)                                       0.50%
         Exchange Fee                                                    None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):

Management Fees                                                        1.10%
Distribution (12b-1) Fees                                              None
Other Expenses                                                         0.54%
Total Annual Fund Operating Expenses                                   1.64%
Fee Waiver and/or Expense Limitation (2)                               0.28%
Net Expenses (2)                                                       1.36%

--------------------------
1 The Purchase and Redemption Charges are collected by the Fund and paid to the Portfolio to compensate the other investors in the Portfolio for expenses incurred in connection with purchases and sales of portfolio securities.

2 The Net Expenses shown above reflect the effect of contractually imposed expense limitations and/or fee waivers in effect through October 31, 1999 on Total Annual Fund Operating Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Shares of the Fund for the time periods indicated and either retain all of your shares or redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:*

                                       1 Year          3 Years          5 Years         10 Years
                                       ------          -------          -------         --------

Assuming no redemption                 $217            $567             $942            $1994

Assuming full redemption
at end of period                       $268            $622             $1001           $2063

--------------
*Assuming that the Fund's operating expenses remain the same as the Net Expenses shown above, based on the other assumptions described above, your costs would be:

                                       1 Year          3 Years          5 Years         10 Years
                                       ------          -------          -------         --------

Assuming no redemption                 $188            $480             $794            $1683

Assuming full redemption
at end of period                       $240            $535             $853            $1753

                      OTHER INVESTMENT STRATEGIES AND RISKS

         The Fund may not achieve its objective in all circumstances and you could lose money by investing. The following provides more detail about the Fund's principal risks and the circumstances which could adversely affect the value of the Fund's shares or its total return.

RISKS OF INVESTING IN THE FUND

         o EMERGING MARKETs. The Fund intends to invest a substantial portion of its assets in securities of issuers in emerging market countries. An issuer will be considered to be an emerging market issuer if Schroder determines that: (1) it is organized under the laws of an emerging market country; (2) its primary securities trading market is in an emerging market country; (3) at least 50% of the issuer's revenues or profits are derived from goods produced or sold, investments made, or services performed in emerging market countries; or (4) at least 50% of its assets are situated in emerging market countries.

         The prices of securities of issuers in emerging market countries are subject to greater volatility than those of issuers in more developed countries. Investments in emerging market countries are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. For example, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Fund may also invest a substantial portion of its assets in securities traded in the over-the-counter markets in emerging market countries and not on any exchange, which may affect the liquidity of the investment and expose the Fund to the credit risk of its counterparties in trading those investments. Emerging market countries may experience extremely high rates of inflation, which may adversely affect those countries' economies and securities markets.

          o  INVESTMENT  IN  ASIA.   Certain  Asian  markets  have   experienced
devaluation and/or significant volatility during the past several years. Schroder cannot predict whether, when and to what extent the Asian markets will recover. To the extent that the Fund focuses its investments in any Asian countries, the Fund will be susceptible to adverse political, economic and market developments in those countries.

          o FOREIGN SECURITIES. Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund's investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the values of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

         In addition, legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuer's balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer's obligations. If a foreign governmental entity is unable or unwilling to meet its obligations on the securities in accordance with their terms, the Fund may have limited recourse available to it in the event of default. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities. Except as otherwise noted in this Prospectus, there is no limit on the amount of the Fund's assets that may be invested in foreign securities.

         If the Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. In addition, although at times most of the Fund's income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. As a result, if the exchange rate for any such currency declines after the Fund's income has been earned and translated into U.S. dollars but before payment, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred. The Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

         In determining whether to invest in debt securities of foreign issuers, Schroder considers the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by the Fund will reduce its income available for distribution to shareholders. In certain circumstances, the Fund may be able to pass through to shareholders credits for foreign taxes paid.

         o DEBT SECURITIES. The Fund may invest in debt securities, which are subject to the risk of fluctuation of market value in response to changes in interest rates and the risk that the issuer may become unable or unwilling to make timely payments of principal and interest. Additionally, the Fund may invest in lower-quality, high-yielding debt securities, commonly known as junk bonds. Lower-rated securities are predominantly speculative and tend to be more susceptible than other debt securities to adverse changes in the financial condition of the issuer, general economic conditions, or an unanticipated rise in interest rates, which may affect an issuer's ability to pay interest and principal. This would likely make the values of the securities held by the Fund more volatile and could limit the Fund's ability to liquidate its securities. Changes by recognized rating services in their ratings of any fixed-income security and in the perceived ability of an issuer to make payments of interest and principal also may affect the value of these investments.

INVESTMENT STRATEGIES AND TECHNIQUES

         The Summary Information at the beginning of the prospectus summarizes the investment objectives and principal investment strategies of the Fund. This prospectus does not attempt to disclose all of the various investment techniques and types of securities that Schroder might use in managing the Fund. As in any mutual fund, investors must rely on the professional investment judgment and skill of the Fund's adviser. In addition to those described in the Summary Information, the Fund may at times use the following strategies and techniques, which involve certain special risks:

         o FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Changes in currency exchange rates will affect the U.S. dollar value of Fund assets, including securities denominated in foreign currencies. Exchange rates between the U.S. dollar and other currencies fluctuate in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other political, economic and financial conditions, which may be difficult to predict. The Fund may engage in currency exchange transactions to protect against unfavorable fluctuations in exchange rates.

         In particular, the Fund may enter into foreign currency exchange transactions to protect against a change in exchange ratios that may occur between the date on which the Fund contracts to trade a security and the settlement date ("transaction hedging") or in anticipation of placing a trade ("anticipatory hedging"); to "lock in" the U.S. dollar value of interest and dividends to be paid in a foreign currency; or to hedge against the possibility that a foreign currency in which portfolio securities are denominated or quoted may suffer a decline against the U.S. dollar ("position hedging").

         From time to time, the Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times involve currencies in which its portfolio securities are not then denominated ("cross hedging"). The Fund may also engage in "proxy" hedging, whereby the Fund would seek to hedge the value of portfolio holdings denominated in one currency by entering into an exchange contract on a second currency, the valuation of which Schroder believes correlates to the value of the first currency. Schroder may buy or sell currencies in "spot" or forward transactions. "Spot" transactions are executed contemporaneously on a cash basis at the then-prevailing market rate.

         A forward currency contract is an obligation to purchase or sell a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. Forward contracts do not eliminate fluctuations in the underlying prices of securities and expose the Fund to the risk that the counterparty is unable to perform.

         The Fund incurs foreign exchange expenses in converting assets from one currency to another. Although there is no limit on the amount of the Fund's assets that may be invested in foreign currency exchange and foreign currency forward contracts, the Fund may engage in foreign currency exchange transactions only for hedging purposes. Suitable foreign currency hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will utilize hedging transactions at any time.

         O SECURITIES LOANS, REPURCHASE AGREEMENTS, AND FORWARD COMMITMENTS. The Fund may lend portfolio securities to broker-dealers up to one-quarter of the Fund's total assets. The Fund may also enter into repurchase agreements without limit. These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. The Fund may also enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

         o INVESTMENT IN OTHER INVESTMENT COMPANIES. The Fund may invest in other investment companies or pooled vehicles, including closed-end funds, that are advised by Schroder or its affiliates or by unaffiliated parties. When investing in another investment company, the Fund may pay a premium above such investment company's net asset value per share. As a shareholder in an investment company, the Fund would bear its ratable share of the investment company's expenses, including advisory and administrative fees, and would at the same time continue to pay its own fees and expenses.

         o DERIVATIVE INVESTMENTS. Instead of investing directly in the types of portfolio securities described in the Summary Information, the Fund may buy or sell a variety of "derivative" investments to gain exposure to particular securities or markets, in connection with hedging transactions, and, to the extent permitted by applicable law, to increase total return. These may include options, futures, and indices, for example. Derivatives involve the risk that they may not work as intended under all market conditions. Also, derivatives often involve the risk that the other party to the transaction will be unable to meet its obligations or that the Fund will be unable to close out the position at any particular time or at an acceptable price.

         O ZERO-COUPON BONDS. The Fund may invest in zero-coupon bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments and, as a result, may involve greater credit risks than bonds that pay interest currently.

         o PORTFOLIO TURNOVER. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may increase the amount of capital gains (and, in particular, short-term gains) realized by the Fund, on which shareholders pay tax.

         o TEMPORARY DEFENSIVE STRATEGIES. At times, Schroder may judge that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroder may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund would invest in high-quality debt securities, cash, or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Fund will use these alternate strategies. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objective.


                             MANAGEMENT OF THE FUND

         The Trust is governed by a Board of Trustees which has retained Schroder to manage the investments of the Fund. Subject to the control of the Trustees, Schroder also manages the Fund's other affairs and business. Schroder has served as investment adviser to the Fund since inception.

         Schroder Emerging Markets Fund Institutional Portfolio, the Portfolio in which the Fund invests, is managed under the direction of a board of trustees of Schroder Capital Funds. Schroder has served as investment adviser to the Portfolio since inception.

         Schroder has been an investment manager since 1962, and currently serves as investment adviser to the Fund, the Portfolio, and a broad range of institutional investors. Schroder's address is 787 Seventh Avenue, New York, New York 10019, and its telephone number is (212) 641-3900.

         o MANAGEMENT FEES PAID BY THE PORTFOLIO. For the fiscal year ended October 31, 1998 the Portfolio paid management fees to Schroder at the annual rate of 1.00%. Schroder has agreed to waive 0.15% of the advisory fees payable by the Portfolio. This waiver shall remain in effect until its elimination is approved by the board of trustees of Schroder Capital Funds. The Fund, because of its investment in the Portfolio, bears a proportionate part of the management fees (and other expenses) paid by the Portfolio (based on the percentage of the Portfolio's assets attributable to the Fund).

         The Fund has entered into an investment advisory agreement with Schroder pursuant to which Schroder would manage the Fund's assets directly in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. Schroder will not receive any fees under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company.

         o EXPENSE LIMITATIONS AND WAIVERS. In order to limit the Fund's expenses, Schroder has voluntarily agreed to reduce its compensation (and, if necessary, to pay certain other Fund expenses) until October 31, 1999 to the extent that the Fund's total operating expenses attributable to its Investor Shares exceed the annual rate of 1.45%.

         o PORTFOLIO MANAGERS. Schroder's investment decisions for the Fund and the Portfolio are generally made by an investment manager or an investment team, with the assistance of an investment committee. The following portfolio managers have had primary responsibility for making investment decisions for the Portfolio or the Fund, as the case may be, since the years shown below. Their recent professional experience is also shown.

--------------------------- ------------------------ ------------------- --------------------------------------------

Fund/Portfolio              Portfolio Manager        Since               Recent Professional Experience
--------------------------- ------------------------ ------------------- --------------------------------------------

Both the Fund and the       John Troiano             Inception (1995)    Employed as an investment professional at
Portfolio                                                                Schroder since 1986.  Mr. Troiano is the
                                                                         Chief Executive and director of
                                                                         Schroder, and  a Vice President
                                                                         of  the Trust and  of Schroder
                                                                         Capital Funds.
--------------------------- ------------------------ ------------------- -------------------------------------------- ----------
--------------------------- ------------------------ ------------------- -------------------------------------------- ----------

                            Heather Crighton         Inception (1995)    Employed as an investment professional at
                                                                         Schroder since 1993.  Ms. Crighton is a
                                                                         director and a First Vice President of
                                                                         Schroder.
--------------------------- ------------------------ ------------------- -------------------------------------------- ----------
--------------------------- ------------------------ ------------------- -------------------------------------------- ----------

                            Mark Bridgeman           Inception (1995)    Employed as an investment professional at
                                                                         Schroder since 1990.  Mr. Bridgeman is a
                                                                         First Vice President of Schroder.
--------------------------- ------------------------ ------------------- -------------------------------------------- ----------
--------------------------- ------------------------ ------------------- -------------------------------------------- ----------


                        HOW THE FUND'S SHARES ARE PRICED


         The Fund calculates the net asset value of its Investor Shares by dividing the total value of its assets attributable to its Investor Shares, less its liabilities attributable to those shares, by the number of Investor Shares outstanding. Shares are valued as of the close of trading on the New York Stock Exchange (normally 4:00 p.m.) each day the Exchange is open. The Fund values its portfolio securities for which market quotations are readily available at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair values as determined by Schroder. All assets and liabilities of the Fund denominated in foreign currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the net asset value of the Fund's shares is calculated. Because certain of the securities in which the Fund may invest may trade on days when the Fund does not price its Investor Shares, the net asset value of the Fund's Investor Shares may change on days when shareholders will not be able to purchase or redeem their Investor Shares.


                                HOW TO BUY SHARES

         You may purchase Investor Shares of the Fund directly from the Trust or through a service organization such as a bank, trust company, broker-dealer, or other financial organization (a Service Organization) having an arrangement with Schroder Fund Advisors Inc., the distributor of the Trust's shares. If you do not have a Service Organization, Schroder Fund Advisors Inc. can provide you with a list of available firms. Your Service Organization is responsible for forwarding all of the necessary documentation to the Trust, and may charge for its services.

         Investor Shares of the Fund are sold at their net asset value next determined after the Trust receives your order, plus a purchase charge of 0.50% of the amount invested. The purchase charge, which is not a sales charge, is assessed by the Fund and paid to the Portfolio to compensate other investors in the Portfolio for expenses incurred in purchasing securities due to an investment in the Fund. The purchase charge is not assessed on the reinvestment of dividends or distributions or on purchases through an in-kind subscription. In order for you to receive the Fund's next determined net asset value, the Trust must receive your order before the close of regular trading on the New York Stock Exchange.

         If the shares you purchase will be held in your own name (rather than in the name of your Service Organization), your payment for the shares must be accompanied by a completed Account Application in proper form. The Trust or Forum Shareholder Services, LLC, the Trust's Transfer Agent, may request additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians. You may obtain an Account Application from the Transfer Agent, P.O. Box 446, Portland, Maine 04112, or by calling
(800) 290-9826. You also may obtain an Account Application from your Service Organization.

INVESTMENT MINIMUMS

         The minimum investment for initial and additional purchases for the Fund is set forth in the following table:

    -------------------------------------- ----------------- -------------------

                                               Initial           Additional
                                              Investment        Investments
    -------------------------------------- ----------------- -------------------
    -------------------------------------- ----------------- -------------------

              Regular Accounts                 $250,000          No minimum

    -------------------------------------- ----------------- -------------------
    -------------------------------------- ----------------- -------------------

              Traditional IRAs                  $2,000              $250

    -------------------------------------- ----------------- -------------------

The Trust is authorized to reject any purchase order.

PURCHASES BY CHECK

     You may purchase shares of the Fund by mailing a check (in U.S. dollars) payable to the Fund. Third-party checks will not be accepted.

     For  initial  purchases,  your check  must be  accompanied  by a  completed
Account Application in proper form. The Trust may request additional documentation to evidence the authority of the person or entity making the purchase request.

     You should mail your check and your completed Account Application to:

       Schroder Emerging Markets Fund Institutional Portfolio -- Investor Shares P.O. Box 446
       Portland, Maine  04112

Your payments should clearly indicate the shareholder's name and account number, if applicable.

PURCHASES BY BANK WIRE/TELEPHONE

         If you make your initial investment by wire, your order must be preceded by a completed Account Application. Upon receipt of the Application, the Trust will assign you an account number and your account will become active. Wire orders received prior to the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading will be processed at the net asset value determined as of that day.
Wire orders received after that time will be processed at the net asset value determined thereafter.

         Once you have an account number, you may purchase Investor Shares through your Service Organization or by telephoning the Transfer Agent at (800) 290-9826 to give notice that you will be sending funds by wire, and then arranging with your bank to wire funds to the Trust. Your purchase will not be processed until the Trust has received the wired funds.

Federal Reserve Bank wire instructions are as follows:

 The Chase Manhattan Bank
 New York, NY
 ABA No.: 021000021
 For Credit To: Forum Shareholder Services, LLC
 Account. No.: 910-2-718187
 Ref.: Schroder Emerging Markets Fund Institutional Portfolio -- Investor Shares Account of: (shareholder name)
 Account No.: (shareholder account number)

The wire order must specify the name of the Fund, the shares' class (i.e., Investor Shares), the account name and number, address, confirmation number, amount to be wired, name of the wiring bank, and name and telephone number of the person to be contacted in connection with the order.

         In an effort to prevent unauthorized or fraudulent purchase or redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests, but either or both may be liable if they do not follow these procedures.

OTHER PURCHASE INFORMATION

         Investor Shares of the Fund may be purchased for cash or in exchange for securities held by the investor, subject to the determination by Schroder that the securities are acceptable. (For purposes of determining whether securities will be acceptable, Schroder will consider, among other things, whether they are liquid securities of a type consistent with the investment objectives and policies of the Fund and have a readily ascertainable value.) If the Fund receives securities from an investor in exchange for shares of the Fund, the Fund will under some circumstances have the same tax basis in the securities as the investor had prior to the exchange (and the Fund's gain for tax purposes would be calculated with regard to the investor's tax basis). Any gain on the sale of those securities would be subject to distribution as capital gain to all of the Fund's shareholders. Schroder reserves the right to reject any particular investment. Securities accepted by Schroder will be valued in the same manner as are the Trust's portfolio securities as of the time of the next determination of the Fund's net asset value. All dividend, subscription, or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor. A gain or loss for federal income tax purposes may be realized by investors upon the exchange. Investors interested in purchases through exchange should telephone Schroder at (800) 290-9826.


                               HOW TO SELL SHARES

         You may sell your Investor Shares back to the Fund on any day the New York Stock Exchange is open, either through your Service Organization or directly to the Fund. If your shares are held in the name of a Service Organization, you may only sell the shares through that Service Organization. The Service Organization may charge you for its services. If you choose to sell your shares directly to the Fund, you may do so by sending a letter of instruction or stock power form to the Trust, or by calling the Transfer Agent at (800) 290-9826.

         The price you will receive is the net asset value next determined after receipt of your redemption request in good order, plus a redemption charge of 0.50% of the amount redeemed. The redemption charge, which is not a sales charge, is assessed by the Fund and paid to the Portfolio to compensate the other investors in the Portfolio for expenses incurred in connection with sales of portfolio securities. The redemption charge is not assessed on shares acquired through the reinvestment of dividends or distributions or on redemptions in kind. For purposes of computing the redemption charge, redemptions by a shareholder are deemed to be made in the following order: (i) from Investor Shares purchased through the reinvestment of dividends and distributions (with respect to which no redemption charge is applied) and (ii) from Investor Shares for which the redemption charge is applicable, on a first purchased, first redeemed basis.

         A redemption request is in good order if it includes the exact name in which the shares are registered, the investor's account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed exactly in accordance with the registration form. If you hold your Investor Shares in certificate form, you must submit the certificates and sign the assignment form on the back of the certificates. Signatures must be guaranteed by a bank, broker/dealer, or certain other financial institutions. You may redeem your Investor Shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Shares for which certificates have been issued may not be redeemed by telephone. The Trust may require additional documentation from shareholders that are corporations, partnerships, agents, fiduciaries, or surviving joint owners.

         If you redeem shares through your Service Organization, your Service Organization is responsible for ensuring that the Transfer Agent receives your redemption request in proper form and at the appropriate time.

         The Trust will pay you for your redemptions as promptly as possible and normally within seven days after the request for redemption is received in writing in good order. (The Trust generally sends payment for shares the business day after a request is received.) Under unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law. The Trust will only redeem shares for which it has received payment.

         If your account balance falls below a minimum amount set by the Trustees (presently $100,000) of the Fund, the Trust may choose to redeem your shares in the Fund and pay you for them. You will receive at least 30 days written notice before the Trust redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares if you own shares of the Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

         The Trust may suspend the right of  redemption  during any period when:
(1) trading on the New York Stock Exchange is restricted or the Exchange is closed; (2) the Securities and Exchange Commission has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

         If you request that your redemption proceeds be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for more details at (800) 290-9826. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.

WIRE TRANSFERS

         If your Service Organization receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded by wire to your account with your Service Organization; you may also instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your Service Organization's or your own complete wiring instructions.

                                    EXCHANGES

         You can exchange your Investor Shares of the Fund for Investor Shares of any other fund in the Schroder family of funds at any time at their respective net asset values. To exchange shares, please call (800) 290-9826.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund distributes any net investment income and any net realized capital gain at least annually. Distributions from net capital gain are made after applying any available capital loss carryovers.

         YOU CAN CHOOSE FROM FOUR DISTRIBUTION OPTIONS:

         -- Reinvest all distributions in additional Investor Shares of the Fund;

         -- Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional Investor Shares of the Fund;

         --    Receive  distributions  from net investment  income in additional
               Investor  Shares  of  the  Fund  while  receiving   capital  gain
               distributions in cash; or

         --    Receive all distributions in cash.

         You can change your distribution option by notifying the Transfer Agent in writing. If you do not select an option when you open your account, all distributions by the Fund will be reinvested in Investor Shares of the Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.


                                      TAXES

         o TAXES ON DIVIDENDS AND DISTRIBUTIONS. For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before you invested (and thus were included in the price you paid for your shares). Distributions of gains from investments that the Fund owned for more than 12 months will be taxable as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares of the Fund.

         o TAXES WHEN YOU SELL OR EXCHANGE YOUR SHARES. Any gain resulting from the sale or exchange of your shares in the Fund will also generally be subject to federal income or capital gains tax, depending on your holding period.

         o TAX TREATMENT OF THE PORTFOLIO. The Portfolio is not required to pay federal income tax because it is classified as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio will be deemed to have been "passed through" to the Fund in proportion to the Fund's holdings in the Portfolio, regardless of whether such interest, dividends, gains or losses have been distributed by the Portfolio. The Portfolio intends to conduct its operations so that the Fund, if it invests all of its assets in the Portfolio, may qualify as a regulated investment company.

         o CONSULT YOUR TAX ADVISOR ABOUT OTHER POSSIBLE TAX CONSEQUENCES. This is a summary of certain federal tax consequences of investing in the Fund. You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

                              YEAR 2000 DISCLOSURE

         The Fund receives services from its investment adviser, administrator, subadministrator, distributor, transfer agent, custodian and other providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the Year 2000 from the Year 1900. Schroder is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Fund's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund from this problem.


                              FINANCIAL HIGHLIGHTS

         The financial highlights table is intended to help you understand the financial performance of the Fund for the past 5 years or since the Fund commenced operations. Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned or lost on an investment in Investor Shares of the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Pricewaterhouse Coopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders. The annual report is available upon request.


Schroder Emerging Markets Fund Institutional Portfolio Fund - Investor Shares

                                                                               Period Ended              Period Ended


                                                                         -------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $xx.xx                    $xx.xx
INVESTMENT OPERATIONS:
  Net Investment Income (Loss)                                                       x.xx                      x.xx
  Net Realized and Unrealized Gain (Loss) on Investments                            (x.xx)                    (x.xx)
Total from Investment Operations                                                    (x.xx)                    (x.xx)
NET ASSET VALUE, END OF PERIOD                                                      $x.xx                     $x.xx
  Total Return(a)                                                                   (x.xx)%                   (x.xx)%
Ratios/Supplementary Data
NET ASSETS, END OF PERIOD (IN THOUSANDS)                                          $xx.xx                    $xx.xx
Ratios to Average Net Assets:
  Expenses After Expense Limitation                                                  x.xx%                     x.xx%
  Expenses Before Expense Limitation                                                       --                         --
  Net Investment Income (Loss) After Expense Limitation                              x.xx%                     x.xx%
   Average Commission Rate Per Share                                                 x.xxxx                    x.xxxx
  Portfolio Turnover Rate                                                           xx.xx%                    xx.xx%

------------------------------------------------------------------------

================================================================================







               FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC.
 PLEASE CALL (800) 730-2932 FOR COMPLETE INFORMATION AND TO OBTAIN THE RELEVANT
                                   PROSPECTUS.
             PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

         SCHRODER CAPITAL FUNDS (DELAWARE)                  SCHRODER SERIES TRUST
         SCHRODER INTERNATIONAL FUND                        SCHRODER LARGE CAPITALIZATION EQUITY FUND
         SCHRODER EMERGING MARKETS FUND                     SCHRODER SMALL CAPITALIZATION VALUE FUND
         SCHRODER INTERNATIONAL SMALLER COMPANIES FUND      SCHRODER SHORT-TERM INVESTMENT FUND
         SCHRODER INTERNATIONAL BOND FUND                   SCHRODER MIDCAP VALUE FUND
         SCHRODER U.S. DIVERSIFIED GROWTH FUND              SCHRODER INVESTMENT GRADE INCOME FUND
         SCHRODER U.S. SMALLER COMPANIES FUND
         SCHRODER MICRO CAP FUND

                            SCHRODER SERIES TRUST II
                             SCHRODER ALL-ASIA FUND
================================================================================

[Back Cover]                                                              [Logo]

                        SCHRODER CAPITAL FUNDS (DELAWARE)

             SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO

Schroder Emerging Markets Fund Institutional Portfolio's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Fund's annual report discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may get free copies of these materials, request other information about the Trust and the Fund, or make shareholder inquiries by calling (800) 290-9826.

You may review and copy information about the Fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at (800) SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Trust and the Fund on the Commission's Internet site at WWW.SEC.GOV. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-1911.

         Schroder Capital Funds (Delaware)           INVESTOR SHARES
         Two Portland Square
         Portland, ME  04101                         PROSPECTUS
         800-290-9826
                                                     March 1, 1999

         File No. 811-1911

                        SCHRODER CAPITAL FUNDS (DELAWARE)

                           SCHRODER INTERNATIONAL FUND
                         SCHRODER EMERGING MARKETS FUND
                  SCHRODER INTERNATIONAL SMALLER COMPANIES FUND
                        SCHRODER INTERNATIONAL BOND FUND
                      SCHRODER U.S. DIVERSIFIED GROWTH FUND
                      SCHRODER U.S. SMALLER COMPANIES FUND
                             SCHRODER MICRO CAP FUND


                                    FORM N-1A
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 1999


This Statement of Additional Information (SAI) is not a prospectus and is only authorized for distribution when accompanied or preceded by a Prospectus for the Funds, as amended or supplemented from time to time. This SAI relates to the Funds' Investor Shares and Advisor Shares. Investor Shares and Advisor Shares are offered through separate Prospectuses, each dated March 1, 1999. This SAI contains information which may be useful to investors but which is not included in the Prospectuses. Investors may obtain free copies of the Prospectuses by calling the Trust at 1-800-290-9826.

Certain disclosure has been incorporated by reference into this SAI from the Funds' annual reports. For a free copy of the annual reports, please call 1-800-290-9826.




                                TABLE OF CONTENTS


TRUST HISTORY..................................................................1

CAPITALIZATION AND SHARE CLASSES...............................................1

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS......................2

INVESTMENT RESTRICTIONS.......................................................18

TRUSTEES AND OFFICERS.........................................................28

SCHRODER AND ITS AFFILIATES...................................................32

INVESTMENT ADVISORY AGREEMENTS................................................33

ADMINISTRATIVE SERVICES.......................................................36

DISTRIBUTOR...................................................................37

FUND ACCOUNTING...............................................................39

BROKERAGE ALLOCATION AND OTHER PRACTICES......................................40

DETERMINATION OF NET ASSET VALUE..............................................44

REDEMPTIONS IN KIND...........................................................46

TAXES.........................................................................46

PRINCIPAL HOLDERS OF SECURITIES...............................................47

PERFORMANCE INFORMATION.......................................................48

CUSTODIAN.....................................................................52

INDEPENDENT AUDITORS..........................................................52

SHAREHOLDER LIABILITY.........................................................52

FINANCIAL STATEMENTS..........................................................52

                        SCHRODER CAPITAL FUNDS (DELAWARE)

                       STATEMENT OF ADDITIONAL INFORMATION

TRUST HISTORY

         Schroder Capital Funds (Delaware) was organized as a Maryland corporation on July 30, 1969; reorganized on February 29, 1988 as Schroder Capital Funds, Inc.; and reorganized as a Delaware business trust organized under the laws of the State of Delaware on January 9, 1996. The Trust's Trust Instrument, which is governed by Delaware law, is on file with the Secretary of State of the State of Delaware.

FUND CLASSIFICATION

         The Trust currently offers shares of beneficial interest of nine series with separate investment objectives and policies. Seven funds (the "Funds") are offered pursuant to the Prospectuses and this SAI. Each Fund other than Schroder Emerging Markets Fund and Schroder International Bond Fund is a "diversified" investment company under the 1940 Act. This means that with respect to 75% of a Fund's total assets, the Fund may not invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of that issuer (this limitation does not apply to investments in U.S. Government securities). None of the diversified Funds is subject to this limitation with respect to the remaining 25% of its total assets. Each of Schroder Emerging Markets Fund and Schroder International Bond Fund is a "non-diversified" investment company under the 1940 Act, and therefore may invest its assets in a more limited number of issuers than may diversified investment companies. To the extent a Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of the issuer's securities declines.

CAPITALIZATION AND SHARE CLASSES

         The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. Each Fund's shares (except Schroder Micro Cap Fund) are presently divided into two classes, Investor Shares and Advisor Shares. Each class is offered through a separate Prospectus. Unlike Investor Shares, Advisor Shares are currently subject to shareholder service fees, so that the performance of a Fund's Investor Shares should be more favorable than that of the Fund's Advisor Shares over the same time period.

         A Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Under unusual circumstances, the Trust may suspend redemption of Fund shares or postpone redemption payments for more than seven days, as permitted by law. If your account balance falls below a minimum amount set by the Trustees (presently $2,000), the Trust may choose to redeem your shares in that Fund and pay you for them. You will receive at least 30 days' written notice before the Trust redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares if you own shares of any Fund above a maximum amount set by the Trustees.

There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

         Shares entitle their holders to one vote per share, with fractional shares voting proportionally; however, a separate vote will be taken by each Fund or class of shares on matters affecting the particular Fund or class, as determined by the Trustees. For example, a change in a fundamental investment policy for a Fund would be voted upon only by shareholders of that Fund and a change to a distribution plan relating to a particular class and requiring shareholder approval would be voted upon only by shareholders of that class. Shares have noncumulative voting rights. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Trust Instrument. Shares have no preemptive or subscription rights, and are transferable. Shares are entitled to dividends as declared by the Trustees, and if a Fund were liquidated, each class of shares of the Fund would receive the net assets of the Fund attributable to the class. Because Investor and Advisor Shares are subject to different expenses, a Fund's dividends and other distributions will normally differ between the two classes. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

         In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectuses, each Fund may employ other investment practices and may be subject to additional risks which are described below. Because the following is a combined description of investment strategies and risks for all the Funds, certain strategies or risks described below may not apply to your Fund. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectuses, under "Investment Restrictions" in this SAI, or by applicable law, a Fund may engage in each of the practices described below.

CERTAIN DERIVATIVE INSTRUMENTS

         Derivative instruments are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security, index or currency. As described below, each Fund may engage in a variety of transactions involving the use of derivative instruments, including options and futures contracts on securities and securities indices and options on futures contracts. These transactions may be used by a Fund for hedging purposes or, to the extent permitted by applicable law, to increase its current return. The Funds may also engage in derivative transactions involving foreign currencies. See "Foreign Currency Transactions." OPTIONS

         Each Fund may purchase and sell covered put and call options on its portfolio securities to enhance investment performance and to protect against changes in market prices.

         COVERED CALL OPTIONS. A Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

         A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

         In return for the premium received when it writes a covered call option, the Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of the sale (exercise price minus commissions) plus the amount of the premium.

         A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

         COVERED PUT OPTIONS. A Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

         In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, the Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

         A Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

         PURCHASING PUT AND CALL OPTIONS. A Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

         A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

         A Fund may also purchase put and call options to enhance its current return. A Fund may also buy and sell combinations of put and call options on the same underlying security to earn additional income.

         OPTIONS ON FOREIGN SECURITIES. A Fund may purchase and sell options on foreign securities if in Schroder's opinion the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objectives. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

         RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that Schroder will not forecast interest rate or market movements correctly, that a Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of Schroder to forecast market and interest rate movements correctly.

         An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Fund will enter into an option position only if Schroder believes that a liquid secondary market exists, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Schroder believes it is inadvisable to do so.

         Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Funds' use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Funds and other clients of Schroder may be considered such a group. These position limits may restrict the Funds' ability to purchase or sell options on particular securities.

         As described below, each Fund generally expects that its options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the over-the-counter markets. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out over-the-counter options than exchange-traded options. Options in the over-the-counter market may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. Furthermore, over-the-counter options are not subject to the protection afforded purchasers of exchange-traded options by The Options Clearing Corporation. A Fund will, however, engage in over-the-counter options transactions only when appropriate exchange-traded options transactions are unavailable and when, in the opinion of Schroder, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Fund will treat over-the-counter options (and, in the case of options sold by the Fund, the underlying securities held by the Fund) as illiquid investments as required by applicable law.

         Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Trust's use of options.

FUTURES CONTRACTS

         In order to hedge against the effects of adverse market changes, each Fund that may invest in debt securities may buy and sell futures contracts on U.S. Government securities and other debt securities in which the Fund may invest, and on indices of debt securities. In addition, each Fund that may invest in equity securities may purchase and sell stock index futures to hedge against changes in stock market prices. Each Fund may also, to the extent permitted by applicable law, buy and sell futures contracts and options on futures contracts to increase the Fund's current return. All such futures and related options will, as may be required by applicable law, be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC"). Depending upon the change in the value of the underlying security or index when a Fund enters into or terminates a futures contract, the Fund may realize a gain or loss.

         FUTURES ON DEBT SECURITIES AND RELATED OPTIONS. A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities -- assuming a "long" position -- a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on debt securities -- assuming a "short" position -- it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not, in the judgment of persons acting at the direction of the Trustees as to the valuation of the Fund's assets, reflect the fair value of the contract, in which case the positions will be valued by the Trustees or such persons.

         Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that a Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

         Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may substantially be offset by appreciation in the value of the futures position.

         On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Fund expects to purchase particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

         Successful use by a Fund of futures contracts on debt securities is subject to Schroder's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

         A Fund may purchase and write put and call options on certain debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchase of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

         INDEX FUTURES CONTRACTS AND OPTIONS. A Fund may invest in debt index futures contracts and stock index futures contracts, and in related options. A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

         Depending on the change in the value of the index between the time when a Fund enters into and terminates an index futures transaction, the Fund may realize a gain or loss. The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

         A Fund may purchase or sell futures contracts with respect to any securities indices. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

         In order to hedge a Fund's investments successfully using futures contracts and related options, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will, in Schroder's judgment, have a significant correlation with movements in the prices of the Fund's securities.

         Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         As an alternative to purchasing and selling call and put options on index futures contracts, each of the Funds that may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount". This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier".

         A Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. A Fund may also allow such options to expire unexercised.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

         A Fund may also purchase warrants, issued by banks and other financial institutions, whose values are based on the values from time to time of one or more securities indices.

         MARGIN PAYMENTS. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligations.

         Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

         When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

         LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although each Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

         In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that a Fund would have to exercise the options in order to realize any profit.

         HEDGING RISKS. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or in the prices of a Fund's securities which are the subject of a hedge. Schroder will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indices the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and a Fund's portfolio securities sought to be hedged.

         Successful use of futures contracts and options by a Fund for hedging purposes is also subject to Schroder's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by Schroder may still not result in a successful hedging transaction over a very short time period.

         LACK OF AVAILABILITY. Because the markets for certain options and futures contracts and other derivative instruments in which a Fund may invest (including markets located in foreign countries) are relatively new and still developing and may be subject to regulatory restraints, a Fund's ability to engage in transactions using such instruments may be limited. Suitable derivative transactions may not be available in all circumstances and there is no assurance that a Fund will engage in such transactions at any time or from time to time. A Fund's ability to engage in hedging transactions may also be limited by certain regulatory and tax considerations.

         OTHER RISKS. Each Fund will incur brokerage fees in connection with its futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

FORWARD COMMITMENTS

         Each Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price.

         Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a Fund may dispose of a commitment prior to settlement if Schroder deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

REPURCHASE AGREEMENTS

         Each Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust, and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short-term debt obligations. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. Schroder will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

WHEN-ISSUED SECURITIES

         Each Fund may from time to time purchase securities on a "when-issued" basis. Debt securities are often issued on this basis. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by a Fund and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund would earn no income. While a Fund may sell its right to acquire when-issued securities prior to the settlement date, a Fund intends actually to acquire such securities unless a sale prior to settlement appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's net asset value. The market value of the when-issued securities may be more or less than the purchase price payable at the settlement date. Each Fund will establish a segregated account in which it will maintain cash and U.S. government securities or other liquid securities at least equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

LOANS OF FUND PORTFOLIO SECURITIES

         A Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of the Fund's portfolio securities loaned will not at any time exceed one-third of the total assets of the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Fund enters into a loan, Schroder considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund will not lend portfolio securities to borrowers affiliated with that Fund.

FOREIGN SECURITIES

         Each Fund may invest without limit in securities principally traded in foreign markets. Each Fund may also invest without limit in Eurodollar certificates of deposit and other certificates of deposit issued by United States branches of foreign banks and foreign branches of United States banks.

         Investments in foreign securities may involve risks and considerations different from or in addition to investments in domestic securities. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments. Also, because foreign securities are normally denominated and traded in foreign currencies, the values of a Fund's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversion between currencies.

         In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, adoption of foreign governmental restrictions affecting the payment of principal and interest, imposition of withholding or confiscatory taxes, political or financial instability, and adverse political, diplomatic or economic developments which could affect the values of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries and it may be more difficult to obtain and enforce a judgment against a foreign issuer. Also, the laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries.

         Special tax considerations apply to foreign securities. In determining whether to invest in securities of foreign issuers, Schroder will consider the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income received by a Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by a Fund will reduce its net income available for distribution to shareholders.

FOREIGN CURRENCY TRANSACTIONS

         Each Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. A Fund may engage in both "transaction hedging" and "position hedging".

         When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of that Fund generally arising in connection with the purchase or sale of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

         For transaction hedging purposes, a Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option. A Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in Schroder's opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

         When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by a Fund are denominated or are quoted in their principal trading markets or an increase in the value of currency for securities which a Fund expects to purchase. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may also purchase or sell foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of a Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of a Fund if the market value of such security or securities exceeds the amount of foreign currency a Fund is obligated to deliver.

         To offset some of the costs to a Fund of hedging against fluctuations in currency exchange rates, a Fund may write covered call options on those currencies.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency. Also, suitable foreign currency hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will utilize hedging transactions at any time or from time to time.

         A Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, and by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

         CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although a Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

         FOREIGN  CURRENCY  OPTIONS.   Options  on  foreign  currencies  operate
similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when Schroder believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

         FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

ZERO-COUPON SECURITIES

         Zero-coupon securities in which a Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds of the Trust and other mutual funds investing in securities making current distributions of interest and having similar maturities.

         Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on
Treasuries ("CATS"). CATS and TIGRS are not considered U.S. government securities. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

         In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

SHORT SALES

         In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. A Fund also may engage in short sales if, at the time of the short sale, it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against-the-box." In such a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund engages in a short sale, the collateral for the short position is maintained by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Fund maintains in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Fund's long position. The Fund does not engage in short sales against-the-box for speculative purposes but may, however, make a short sale as a hedge, when Schroder believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). There are certain additional transaction costs associated with short sales against-the-box, but Schroder endeavors to offset these costs with the income from the investment of the cash proceeds of short sales. Under the Taxpayer Relief Act of 1997, activities by the Fund which lock-in gain on an appreciated financial instrument generally will be treated as a "constructive sale" of such instrument which will trigger gain (but not loss) for federal income tax purposes. Such activities may create taxable income in excess of the cash they generate.

ARBITRAGE

         Schroder International Bond Fund may sell a security in one market and simultaneously purchase the same security in another market in order to take advantage of differences in the price of the security in the different markets. The Fund does not actively engage in arbitrage. Such transactions may be entered into only with respect to debt securities and will occur only in a dealer's market where the buying and selling dealers involved confirm their prices to the Fund at the time of the transaction, thus eliminating any risk to the assets of the Fund.

SWAP AGREEMENTS

         Schroder International Bond Fund may enter into interest-rate, index and currency-exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded such desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (for example, the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a "basket" of securities representing a particular index). Commonly used swap agreements include interest-rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest-rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest-rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations of the parties to an agreement on a "net" basis. Consequently, the Fund's obligations (or rights) under a swap agreement are generally equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by maintaining a segregated account comprised of segregable assets to avoid any potential leveraging of the Fund's investment portfolio. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

         Certain swap agreements are exempt from most provisions of the Commodity Exchange Act and, therefore, are not regulated as futures or commodity option transactions under that Act. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost, or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

         This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the Commodity Exchange Act or its regulations. The Policy Statement applies to swap transactions settled in cash that: (1) have individually tailored terms; (2) lack exchange style offset and the use of a clearing organization or margin system; (3) are undertaken in connection with a line of business; and (4) are not marketed to the public.

TEMPORARY DEFENSIVE STRATEGIES

         As described in the Prospectuses, Schroder may at times judge that conditions in the securities markets make pursuing a Fund's basic investment strategies inconsistent with the best interests of its shareholders and may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these "defensive" strategies, the Fund would invest in high-quality debt securities, cash, or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Fund will use these alternate strategies.

INVESTMENT RESTRICTIONS

         The Trust has adopted the following fundamental and non-fundamental investment restrictions for each Fund. Each Fund's fundamental investment restrictions may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of the affected Fund, which is defined in the 1940 Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The non-fundamental investment policies described in the Prospectuses and this SAI are not fundamental and may be changed by the Trustees, without shareholder approval. As a matter of policy, the Trustees would not materially change a Fund's investment objective without shareholder approval.



         THE PORTFOLIOS IN WHICH SCHRODER INTERNATIONAL FUND, SCHRODER EMERGING MARKETS FUND, SCHRODER INTERNATIONAL SMALLER COMPANIES FUND, SCHRODER INTERNATIONAL BOND FUND, AND SCHRODER U.S. SMALLER COMPANIES FUND INVEST HAVE SUBSTANTIALLY THE SAME INVESTMENT RESTRICTIONS AS THEIR CORRESPONDING FUND. IN REVIEWING THE DESCRIPTION OF A FUND'S INVESTMENT RESTRICTIONS BELOW, YOU SHOULD ASSUME THAT THE INVESTMENT RESTRICTIONS OF THE CORRESPONDING PORTFOLIO ARE THE SAME IN ALL MATERIAL RESPECTS AS THOSE OF THE FUND.

SCHRODER INTERNATIONAL FUND

         Schroder International Fund will not:

FUNDAMENTAL POLICIES:

1. Invest more than 5% of its assets in the securities of any single issuer. This restriction does not apply to securities issued by the U.S. Government, its agencies or instrumentalities.

2.       Purchase more than 10% of the voting securities of any one issuer.

3. Invest more than 10% of its assets in "illiquid securities" (securities that cannot be disposed of within seven days at their then-current value). For purposes of this limitation, "illiquid securities"
         includes, except in those circumstances described below: (1) "restricted securities", which are securities than cannot be resold to the public without registration under federal securities law; and (2) securities of issuers (together with all predecessors) having a record of less than three years of continuous operation.

4. Invest 25% or more of the value of its total assets in any one industry.

5. Borrow money, except from banks for temporary emergency purposes, and then only in an amount not exceeding 5% of the value of the total assets of the Fund.

6. Pledge, mortgage or hypothecate its assets to an extent greater than 10% of the value of its total assets.

7.       Purchase securities on margin or sell short.

8.       Make investments for the purpose of exercising control or management.

9. Purchase or sell real estate (provided that the Fund may invest in securities issued by companies that invest in real estate or interests therein).

10. Make loans to other persons (provided that for purposes of this restriction, entering into repurchase agreements, acquiring corporate debt securities and investing in U.S. Government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan).

11. Invest in commodities, commodity contracts other than foreign currency forward contracts, or oil, gas and other mineral resource, lease, or arbitrage transactions.

12. Write, purchase or sell options, puts, calls, straddles, spreads, or combinations thereof.

13. Underwrite securities issued by other persons (except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under U.S. securities laws).

14. Invest in warrants, valued at the lower of cost or market, to more than 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

15. Purchase more than 3% of the outstanding securities of any closed-end investment company. Any such purchase of securities issued by a closed-end investment company will otherwise be made in full compliance with Sections 12(d)(1)(a)(i), (ii) and (iii) of the 1940 Act.

NON-FUNDAMENTAL POLICY:

Schroder International Fund will not invest in restricted securities. This policy does not include restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, as amended, that are determined to be liquid by Schroder pursuant to guidelines adopted by the Board of Trustees of Schroder Capital Funds. Such guidelines take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in particular Rule 144A securities, these securities may be illiquid.

SCHRODER EMERGING MARKETS FUND

         Schroder Emerging Markets Fund will not:

FUNDAMENTAL POLICIES:

1. Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government securities, in repurchase agreements covering U.S. Government securities, in securities issued by the states, territories or possessions of the United States or in foreign government securities; or (2) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent that it invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

2. Borrow money if, as a result, outstanding borrowings would exceed an amount equal to one- third of the Fund's total assets.

3. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

4. Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

5. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

6. Underwrite (as that term is defined in the Securities Act of 1933, as amended) securities issued by other persons except, to the extent that in connection with the disposition of its assets, the Fund may be deemed to be an underwriter.

7. Issue any class of senior securities except to the extent consistent with the 1940 Act.

NONFUNDAMENTAL POLICIES:

1. The Fund is "non-diversified" as that term is defined in the 1940 Act. To the extent required to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, the Fund may not purchase a security (other than a U.S. Government security or a security of an investment company) if, as a result: (1) with respect to 50% of its assets, more than 5% of the Fund's total assets would be invested in the securities of any single issuer; (2) with respect to 50% of its assets, the Fund would own more than 10% of the outstanding securities of any single issuer; or (3) more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

2. For purposes of the limitation on borrowing, the following are not treated as borrowings to the extent they are fully collateralized: (1) the delayed delivery of purchase securities (such as the purchase of when-issued securities); (2) reverse repurchase agreements; (3) dollar-roll transactions; and (4) the lending of securities.

3. Invest more than 15% of its net assets in "illiquid securities", which include: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the Securities Act of 1933, as amended, ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board of Trustees of the Trust or the Board of Schroder Capital Funds, as the case may be.

4. Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

5. Invest in securities of another investment company, except to the extent permitted by the 1940 Act.

6. Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against-the-box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

7. Purchase securities on margin, except that the Fund may use short-term credit for the clearance of its portfolio's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

8. Lend a security if, as a result, the amount of loaned securities would exceed an amount equal to one-third of the Fund's total assets.

SCHRODER INTERNATIONAL SMALLER COMPANIES FUND

         Schroder International Smaller Companies Fund will not:

FUNDAMENTAL POLICIES:

1. With respect to 75% of it assets, purchase a security other than a security issued or guaranteed by the U.S. Government, its agencies or instrumentalities or a security of an investment company if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer or the Fund would own more than 10% of the outstanding voting securities of any single issuer.

2. Concentrate investments in any particular industry; therefore, the Fund will not purchase the securities of companies in any one industry if, thereafter, 25% or more of the Fund's total assets would consist of securities of companies in that industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. An investment of more than 25% of the Fund's assets in the securities of issuers located in one country does not contravene this policy.

3. Borrow money in excess of 33 1/3% of its total assets taken at market value (including the amount borrowed) and then only from a bank as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to settle securities transactions that may otherwise require untimely dispositions of portfolio securities.

4. Purchase or sell real estate, provided that the Fund may invest in securities issued by companies which invest in real estate or interests therein.

5. Make loans to other persons, provided that for purposes of this restriction, entering into repurchase agreements or acquiring any otherwise permissible debt securities or engaging in securities loans shall not be deemed to be the making of a loan.

6. Invest in commodities or commodity contracts other than forward foreign currency exchange contracts.

7. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under U.S. securities laws.

8.       Issue senior securities except to the extent permitted by the 1940 Act.

NON-FUNDAMENTAL POLICY:

1. As a non-fundamental policy, the Fund will not invest more than 15% of its assets in securities determined by Schroder to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by Schroder to be liquid for purposes of compliance with the limitation on the Fund's investment in illiquid securities.

SCHRODER INTERNATIONAL BOND FUND

         Schroder International Bond Fund will not:

FUNDAMENTAL POLICIES:

1. Concentrate investments in any particular industry; therefore, the Fund will not purchase the securities of companies in any one industry if, thereafter, 25% or more of the Fund's total assets would consist of securities of companies in that industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (or repurchase agreements with respect thereto). An investment of more than 25% of the Fund's assets in the securities of issuers located in one country does not contravene this policy.

2. Borrow money in excess of 33 1/3% of its total assets taken at market value (including the amount borrowed) and then only from a bank as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to settle securities transactions that may otherwise require untimely dispositions of portfolio securities.

3. Purchase or sell real estate, provided that the Fund may invest in securities issued by companies that invest in real estate or interests therein.

4. Make loans to other persons, provided that for purposes of this restriction, entering into repurchase agreements or acquiring any otherwise permissible debt securities including engaging in securities lending shall not be deemed to be the making of a loan.

5. Invest in commodities or commodity contracts, except that, subject to the restrictions described in the Prospectus and elsewhere in this SAI, the Fund may: (1) enter into futures contracts and options on futures contracts; (2) enter into forward foreign currency exchange contracts and foreign currency options; (3) purchase or sell currencies on a spot or forward basis; and (4) enter into futures contracts on securities, currencies or on indices of such securities or currencies, or any other financial instruments, and purchase and sell options on such futures contracts.

6. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under U.S. securities laws.

7.       Issue senior securities except to the extent permitted by the 1940 Act.

NON-FUNDAMENTAL POLICIES:

1. Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15% of its net assets (taken at current value) would be invested in illiquid securities (securities that cannot be disposed of within seven days at their then-current value), including repurchase agreements not entitling the holder to payment of principal within seven days and securities that are not readily marketable by virtue of restrictions on the sale of such securities to the public without registration under the Securities Act of 1933, as amended. Illiquid securities do not include securities that can be sold to the public in foreign markets or that may be eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933 that are determined to be liquid by the investment adviser pursuant to guidelines adopted by the Trust's Board of Trustees.

2. Make investments for the purpose of exercising control or management, except in connection with a merger, consolidation, acquisition, or reorganization with another investment company or series thereof. (Investments by the Fund in wholly-owned investment entities created under the laws of certain foreign countries will not be deemed the making of investments for the purpose of exercising control or management.)

3. Invest in interests in oil, gas or other mineral exploration, resource, or lease transactions or development programs but may purchase readily marketable securities of companies that operate, invest in, or sponsor such programs.

4. The Fund may acquire or retain the securities of any other investment company except to the extent permitted by the 1940 Act, including in connection with a merger, consolidation, acquisition, or reorganization.

SCHRODER U.S. DIVERSIFIED GROWTH FUND

         Schroder U.S. Diversified Growth Fund will not:

FUNDAMENTAL POLICIES:

1. Issue senior securities except that: (1) it may borrow money from a bank on its promissory note or other evidence of indebtedness (any such borrowing may not exceed one-third of the Fund's total assets after the borrowing); (2) if at any time such borrowing exceeds such one-third limitation, the Fund would within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce its borrowings to the limitation; and (3) might or might not be secured and, if secured, all or any part of the Fund's assets could be pledged. To comply with such limitations, the Fund might be required to dispose of certain assets when it might be disadvantageous to do so. Any such borrowings would be subject to Federal Reserve Board regulations. (As a non-fundamental policy, the Fund does not borrow for investment purposes.)

2. Effect short sales, purchase any security on margin or write or purchase put and call options.

3.        Acquire more than 10% of the voting securities of any one issuer.

4. Invest 25% or more of the value of its total assets in any one industry.

5. Engage in the purchase and sale of illiquid interests in real estate, including illiquid interests in real estate investment trusts.

6.        Engage in the purchase and sale of commodities or commodity contracts.

7.        Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

8. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities, not in excess of 10% of the value of its total assets, under circumstances where if sold it might be deemed to be an underwriter for the purposes of the Securities Act of 1933, as. amended.

9. Make loans to other persons except that it may purchase evidences of indebtedness of a type distributed privately to financial institutions but not in excess of 10% of the value of its total assets.

10.      Acquire  securities  described  in   the   two  immediately   preceding
         fundamental policies which in the aggregate exceed 10% of the value of the Fund's total assets.

11.      Invest in other investment companies.

NON-FUNDAMENTAL POLICIES:

1. Invest more than 10% of its total assets in illiquid securities, including securities described in items 8 and 9 above and repurchase agreements maturing more than seven days after they are entered into.

2. Engage in writing, buying or selling of stock index futures, options on stock index futures, financial futures contracts or options thereon.

SCHRODER U.S. SMALLER COMPANIES FUND

         Schroder U.S. Smaller Companies Fund will not:

FUNDAMENTAL POLICIES:

1. Borrow money, except that the Fund may borrow from banks or by entering into reverse repurchase agreements, provided that such borrowings do not exceed 33 1/3% of the value of the Portfolio's total assets (computed immediately after the borrowing).

2. Underwrite securities of other companies (except insofar as the Fund might be deemed to be an underwriter in the resale of any securities held in its portfolio).

3. Invest in commodities or commodity contracts (other than covered call options, put and call options, stock index futures, and options on stock index futures and broadly-based stock indices, all of which are referred to as Hedging Instruments, which it may use as permitted by any of its other fundamental policies, whether or not any such Hedging Instrument is considered to be a commodity or a commodity contract).

4. Purchase securities on margin; however, the Fund may make margin deposits in connection with any Hedging Instruments, which it may use as permitted by any of its other fundamental policies.

5. Purchase or write puts or calls except as permitted by any of its other fundamental policies.

6. Lend money except in connection with the acquisition of that portion of publicly-distributed debt securities which the Fund's investment policies and restrictions permit it to purchase; the Fund may also make loans of portfolio securities and enter into repurchase agreements.

7. Pledge, mortgage or hypothecate its assets to an extent greater than 10% of the value of the total assets of the Fund; however, this does not prohibit the escrow arrangements contemplated by the put and call activities of the Fund or other collateral or margin arrangements in connection with any of the Hedging Instruments, which it may use as permitted by any of its other fundamental policies.

8.       Invest  in   companies   for  the  purpose  of   acquiring   control or
         management thereof.

9. Invest in interests in oil, gas or other mineral exploration or development programs (but may purchase readily marketable securities of companies which operate, invest in, or sponsor such programs).

10. Invest in real estate or in interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein.

NON-FUNDAMENTAL POLICY:

1. As a non-fundamental policy, the Fund will not invest more than 15% of its assets in securities determined by Schroder to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by Schroder to be liquid for purposes of compliance with the limitation on the Fund's investment in illiquid securities.

SCHRODER MICRO CAP FUND

         Schroder Micro Cap Fund will not:

FUNDAMENTAL POLICIES:

1. Underwrite securities of other companies (except insofar as the Fund might be deemed to be an underwriter in the resale of any securities held in its portfolio).

2. Invest in commodities or commodity contracts (other than Hedging Instruments, which it may use as permitted by any of its other fundamental policies, whether or not any such Hedging Instrument is considered to be a commodity or a commodity contract).

3. Purchase securities on margin; however, the Fund may make margin deposits in connection with any Hedging Instruments, which it may use as permitted by any of its other fundamental policies.

4. Purchase or write puts or calls except as permitted by any of its other fundamental policies.

5. Lend money except in connection with the acquisition of that portion of publicly-distributed debt securities that the Fund's investment policies and restrictions permit it to purchase; the Fund may also make loans of portfolio securities and enter into repurchase agreements.

6. Pledge, mortgage or hypothecate its assets to an extent greater than 10% of the value of the total assets of the Fund; however, this does not prohibit the escrow arrangements contemplated by the put and call activities of the Fund or other collateral or margin arrangements in connection with any of the Hedging Instruments, which it may use as permitted by any of its other fundamental policies.

7. Invest in companies for the purpose of acquiring control or management thereof, except that the Fund may invest in other investment companies to the extent permitted under the 1940 Act or by rule or exemption thereunder.

8. Invest in interests in oil, gas or other mineral exploration or development programs (but may purchase readily marketable securities of companies that operate, invest in, or sponsor such programs).

9. Invest in real estate or in interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein.

NON-FUNDAMENTAL POLICY:

1. As a non-fundamental policy, the Fund will not invest more than 15% of its assets in securities determined by Schroder to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by Schroder to be liquid for purposes of compliance with the limitation on the Fund's investment in illiquid securities.


                               -------------------

         All percentage limitations on investments (other than limitations on borrowing and illiquid securities) will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

TRUSTEES AND OFFICERS

         The Trustees of the Trust are responsible for the general oversight of the Trust's business. Subject to such policies as the Trustees may determine, Schroder furnishes a continuing investment program for each Fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Schroder also manages the Funds' other affairs and business.

         The Trustees and executive officers of the Trust and their principal occupations during the last five years are set forth below.

     David N. Dinkins, Trustee. 71. 787 Seventh Avenue, New York, New York. Trustee, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Series Trust. Professor, Columbia University School of International and Public Affairs. Director, American Stock Exchange, Carver Federal Savings Bank, Transderm Laboratory Corporation, and The Cosmetics Center, Inc. Formerly, Mayor, City of New York.

     John I. Howell, Trustee. 82. 787 Seventh Avenue, New York, New York. Trustee, Schroder Capital Funds, Schroder Capital Funds II, Schroder Series Trust, and Schroder Series Trust II. Director, American International Life Assurance Company of New York. Private consultant since 1987.

     Peter S. Knight, Trustee. 48. 787 Seventh Avenue, New York, New York. Trustee, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Series Trust. Partner, Wunder, Knight, Levine, Thelen & Forscey. Director, Comsat Corp., Medicis Pharmaceutical Corp., and Whitman Education Group, Inc. Formerly, Campaign Manager, Clinton/Gore '96.

     Peter E. Guernsey, Trustee. 77. 787 Seventh Avenue, New York, New York. Trustee, Schroder Capital Funds, Schroder Capital Funds II, Schroder Series Trust, and Schroder Series Trust II. Formerly, Senior Vice President, Marsh & McLennan, Inc.

     (*) Sharon L. Haugh, Trustee. 53. 787 Seventh Avenue, New York, New York. Chairman, Schroder Capital Management Inc. Executive Vice President and Executive Director, Schroder Capital Management International Inc. Chairman and Director, Schroder Fund Advisors Inc. Trustee, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Series Trust.

     William L. Means, Trustee. 59. 787 Seventh Avenue, New York, New York. Trustee, Schroder Series Trust II. Formerly, Chief Investment Officer, Alaska Permanent Fund Corporation.

     Clarence F. Michalis, Trustee. 77. 787 Seventh Avenue, New York, New York. Trustee, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Series Trust. Chairman of the Board of Directors, Josiah Macy, Jr. Foundation.

     Hermann C. Schwab, Trustee. 79. 787 Seventh Avenue, New York, New York. Trustee, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Series Trust. Trustee, St. Luke's/Roosevelt Hospital Center. Formerly, consultant to Schroder Capital Management International Inc.

     (*) Mark J. Smith, President and Trustee of the Trust. 36. 787 Seventh Avenue, New York, New York. Director and Senior Vice President, Schroder Capital Management International Limited and Schroder Capital Management International Inc. Director, Schroder Investment Management Ltd., Schroder Fund Advisors Inc., and Schroder Japanese Warrant Fund Ltd. Trustee, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Series Trust. Vice President, Schroder Series Trust II.

     Mark Astley, Vice President of the Trust. 34. 787 Seventh Avenue, New York, New York. First Vice President of Schroder Capital Management International Inc. Formerly, employed by various affiliates of Schroder Capital Management International Inc. in various positions in the investment research and portfolio management areas since 1987.

     Robert G. Davy, Vice President of the Trust. 37. 787 Seventh Avenue, New York, New York. Director of Schroder Capital Management International Inc. and Schroder Capital Management International Ltd. since 1994; First Vice President of Schroder Capital Management International Inc. since July 1992. Formerly, employed by various affiliates of Schroder Capital Management International Inc. in various positions in the investment research and portfolio management areas since 1986.

     Margaret H. Douglas-Hamilton, Vice President of the Trust. 57. 787 Seventh Avenue, New York, New York. Director and Secretary of Schroder Capital Management Inc.

     Richard R. Foulkes, Vice President of the Trust. 53. 787 Seventh Avenue, New York, New York. Deputy Chairman of Schroder Capital Management International Inc. since October 1995; Director and Executive Vice President of Schroder Capital Management International Ltd. since 1989.

     John Y. Keffer, Vice President of the Trust. 56. Two Portland Square, Portland, Maine. President of Forum Financial Corp., the Fund's transfer and dividend disbursing agent and other affiliated entities including Forum
Financial Services, Inc., Forum Administrative Services, LLC, and Forum Advisors, Inc.


_____________________
(*)Trustee who is an "interested person" (as defined in the 1940 Act) of the Trust, Schroder, or Schroder Fund Advisors Inc.

     Michael Perelstein, Vice President of the Trust. 43. 787 Seventh Avenue, New York, New York. Director since May 1997 and Senior Vice President of Schroder Capital Management International Inc. since January 1997. Formerly, Managing Director of MacKay - Shields Financial Corp.

     Catherine A. Mazza, Vice President of the Trust. 39. 787 Seventh Avenue, New York, New York. First Vice President, Schroder Capital Management International Inc. and Schroder Capital Management Inc. President, Schroder Fund Advisors Inc. Vice President, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Series Trust. Formerly, Vice President, Alliance Capital Management L.P.

     Alexandra Poe, Secretary and Vice President of the Trust. 38. 787 Seventh Avenue, New York, New York. Vice President, Schroder Capital Management International Inc. Senior Vice President, Secretary, and General Counsel,
Schroder Fund Advisors Inc. Vice President and Secretary, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Series Trust. Assistant Secretary, Schroder Series Trust II. Formerly, Attorney, Gordon, Altman, Butowsky, Weitzen, Shalov & Wein; Vice President and Counsel, Citibank, N.A.

     Jane E. Lucas, Vice President of the Trust. 38. 787 Seventh Avenue, New York, New York. Director, Schroder Capital Management Inc. Director and Senior Vice President, Schroder Capital Management International Inc. Assistant Director, Schroder Investment Management Ltd.

     Fergal Cassidy, Treasurer and Principal Financial and Accounting Officer of the Trust. 29. 787 Seventh Avenue, New York, New York. Vice President and Treasurer, Schroder Capital Management Inc. Vice President and Comptroller, Schroder Capital Management International Inc. Treasurer and Chief Financial Officer, Schroder Fund Advisors Inc. Assistant Treasurer, Schroder Series Trust. Formerly, Senior Accountant, Concurrency Management Corp.

     Alan Mandel, Assistant Treasurer of the Trust. 41. 787 Seventh Avenue, New York, New York. First Vice President of Schroder Capital Management
International Inc. since September 1998. Formerly, Director of Mutual Fund Administration for Salomon Brothers Asset Management; Chief Financial Officer and Vice President of Mutual Capital Management.

     Carin Muhlbaum, Assistant Secretary of the Trust. 36. Vice President of Schroder Capital Management International Inc. since 1998. Formerly, an investment management attorney with Seward & Kissel and prior thereto, with Gordon Altman Butowsky Weitzen Shalov & Wein.

     Nicholas Rossi, Assistant Secretary of the Trust. 35. 787 Seventh Avenue, New York, New York. Associate of Schroder Capital Management International Inc. since October 1997 and Assistant Vice President of Schroder Fund Advisors Inc. since March 1998. Formerly, Mutual Fund Specialist, Willkie Farr & Gallagher; Fund Administrator, Furman Selz LLC since 1992.

     Thomas G. Sheehan, Assistant Treasurer and Assistant Secretary of the Trust. 44. Two Portland Square, Portland, Maine. Relationship Manager and Counsel, Forum Financial Services, Inc. since 1993. Formerly, Special Counsel, U.S. Securities and Exchange Commission, Division of Investment Management, Washington, D.C.

     John A. Troiano, Vice President of the Trust. 38. 787 Seventh Avenue, New York, New York. Director of Schroder Capital Management Inc. since April 1997; Chief Executive Officer, since July 1, 1997, of Schroder Capital Management International Inc. and Managing Director and Senior Vice President of Schroder Capital Management International Inc. since October 1995. Formerly, employed by various affiliates of Schroder Capital Management International Inc. in various positions in the investment research and portfolio management areas since 1981.

     Cheryl O. Tumlin, Assistant Treasurer and Assistant Secretary of the Trust.
32. Two Portland Square, Portland, Maine. Assistant Counsel, Forum Administrative Services, LLC since July 1996. Formerly, attorney with the U.S. Securities and Exchange Commission, Division of Market Regulation since 1995 and prior thereto, attorney with Robinson Silverman Pearce Aronsohn & Berman since 1991.

     Ira L. Unschuld, Vice President of the Trust. 33. 787 Seventh Avenue, New York, New York. Group Vice President of Schroder Capital Management International Inc. since April 1998 and an Associate from July 1990 to April 1993.

     Except as otherwise noted, the principal occupations of the Trustees and officers for the last five years have been with the employers shown above, although in some cases they have held different positions with such employers or their affiliates.

TRUSTEE COMPENSATION

     Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, Schroder, or Schroder Fund Advisors Inc. receive an annual retainer of $11,000 for their services as Trustees of all open-end investment companies distributed by Schroder Fund Advisors Inc., and $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an Audit Committee for one or more of such investment companies receive an additional $1,000 per year. Payment of the annual retainer is allocated among the various investment companies based on their relative net assets. Payment of meeting fees is allocated only among those investment companies to which the meeting relates.

     The following table sets forth information regarding compensation paid for the fiscal year ended October 31, 1998 to the disinterested Trustees.

                               COMPENSATION TABLE

-------------------------------------------------------------------------
                                      (2)                  (3)

            (1)                    AGGREGATE         TOTAL COMPENSATION
                                  COMPENSATION        FROM TRUST AND
          NAME OF                  FROM TRUST        FUND COMPLEX PAID
          TRUSTEE                                      TO TRUSTEES*
-------------------------------------------------------------------------
-------------------------------------------------------------------------
David N. Dinkins**
                                   $3,565                $13,000
-------------------------------------------------------------------------
-------------------------------------------------------------------------

Peter E. Guernsey                  $3,907                $14,250
-------------------------------------------------------------------------
-------------------------------------------------------------------------

John I. Howell                     $3,907                $14,250
-------------------------------------------------------------------------
-------------------------------------------------------------------------

Peter S. Knight**                  $3,907                $14,250
-------------------------------------------------------------------------
-------------------------------------------------------------------------

William L. Means***                  $0                     $0
-------------------------------------------------------------------------
-------------------------------------------------------------------------

Clarence F. Michalis               $3,907                $14,250
-------------------------------------------------------------------------
-------------------------------------------------------------------------

Hermann C. Schwab                  $3,907                $14,250
-------------------------------------------------------------------------

                     * The Total Compensation listed in column (3) for each Trustee includes compensation for services as a Trustee of Schroder Capital Funds ("SCF"), Schroder Capital Funds II ("SCF II"), Schroder Series Trust ("SST"), and Schroder Series Trust II (formerly Schroder Asian Growth Fund, Inc., "SST II"). The Trust, SCF, SCF II, SST, and SST II are considered part of the same "Fund Complex" for these purposes. ** Messrs. Dinkins and Knight were elected Trustees of the Trust on December 8, 1997. *** Mr. Means was elected Trustee of the Trust on December 15, 1998.

     As of October 31, 1998, the Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Mr. Ira Unschuld, principal advisor to and vice president of Schroder Micro Cap Fund, held 7.55% of the Investor Shares of that Fund.

         The Trust's Trust Instrument provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Trust Instrument that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

SCHRODER AND ITS AFFILIATES


         Schroder has served as the investment adviser for each of the Funds and each of the related Portfolios since their inception. Schroder is a wholly-owned subsidiary of Schroder U.S. Holdings Inc., which engages through its subsidiary firms in the investment banking, asset management, and securities businesses. Affiliates of Schroder U.S. Holdings Inc. (or their predecessors) have been investment managers since 1927. Schroder itself has been an investment manager since 1962, and served as investment manager for approximately $___ billion as of December 31, 1998. Schroder U.S. Holdings Inc. is an indirect, wholly-owned U.S. subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. Schroders plc and its affiliates engage in international merchant banking and investment management businesses, and as of December 31, 1998, had under management assets of approximately $____ billion.

     Schroder Fund Advisors Inc., an affiliate of Schroder that serves as the Trust's principal underwriter, is a wholly-owned subsidiary of Schroder Capital Management International Inc. Schroder Capital Management International Inc. is also a wholly-owned subsidiary of Schroder U.S. Holdings Inc.

INVESTMENT ADVISORY AGREEMENTS

         Under Investment Advisory Agreements between the Trust and Schroder (the "Advisory Agreements"), Schroder, at its expense, provides the Funds with investment advisory services and advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees regarding the conduct of business of the Trust and each Fund. The fees to be paid under the Advisory Agreements are set forth in the Prospectuses.

         Under the Advisory Agreements, Schroder is required to regularly provide the Funds with investment research, advice, and supervision and furnishes continuously investment programs consistent with the investment objectives and policies of the various Funds, and determines, for the various Funds, what securities shall be purchased, what securities shall be held or sold, and what portion of a Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Trust Instrument and By-laws, and of the 1940 Act, and to a Fund's investment objectives, policies, and restrictions, and subject further to such policies and instructions as the Trustees may from time to time establish.

         Schroder makes available to the Trust, without additional expense to the Trust, the services of such of its directors, officers, and employees as may duly be elected Trustees or officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law. Schroder pays the compensation and expenses of officers and executive employees of the Trust. Schroder also provides investment advisory research and statistical facilities and all clerical services relating to such research, statistical, and investment work. Schroder pays the Trust's office rent.

         Under the Advisory Agreements, the Trust is responsible for all its other expenses, including clerical salaries not related to investment activities; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal expenses; auditing expenses; accounting expenses; taxes and governmental fees; fees and expenses of the transfer agent and investor servicing agent of the Trust; the cost of preparing share certificates or any other expenses, including clerical expenses, incurred in connection with the issue, sale, underwriting, redemption, or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with Schroder; the cost of preparing and distributing reports and notices to shareholders; public and investor relations expenses; and fees and disbursements of custodians of the Funds' assets. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings, and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

         Schroder's compensation under the Advisory Agreements may be reduced in any year if a Fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer or sale.

         The Advisory Agreements may be terminated without penalty by vote of the Trustees as to any Fund, by the shareholders of that Fund, or by Schroder on 60 days' written notice. Each Advisory Agreement also terminates without payment of any penalty in the event of its assignment. In addition, each Advisory Agreement may be amended only by a vote of the shareholders of the affected Fund(s), and each Advisory Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually with respect to a Fund by vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Schroder. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

         Subject to the direction and control of Schroder, Schroder Investment Management International, Ltd. (SIMIL), an affiliate of Schroder, serves as subadviser to Schroder International Smaller Companies Portfolio pursuant to an Investment Subadvisory Agreement among Schroder, SIMIL and the Portfolio.

         Forum Administrative Services, LLC ("FAdS") and Forum Shareholder Services, LLC ("Forum") provide certain accounting, transfer agency, and other services to the Trust. The Trust compensates FAdS and Forum on a basis approved by the Trustees.

THE PORTFOLIOS

         Each Fund (other than Schroder U.S. Diversified Growth Fund and Schroder Micro Cap Fund) currently invests all of its assets in a related Portfolio that has the same investment objectives and substantially the same investment policies as the relevant Fund. As long as a Fund remains completely invested in a Portfolio (or any other investment company), Schroder is not entitled to receive any investment advisory fee with respect to the Fund. A Fund may withdraw its investment from the related Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so. The Trust has retained Schroder as investment adviser to manage a Fund's assets in the event that the Fund withdraws its investment from its related Portfolio.

         Schroder is the investment advisor to each of the related Portfolios pursuant to an investment advisory agreement (the "Portfolio Advisory Agreement") between Schroder and Schroder Capital Funds, on behalf of the Portfolios. Schroder receives an investment advisory fee with respect to each related Portfolio. The Portfolio Advisory Agreement is the same in all material respects as the Investment Advisory Agreement between the Trust on behalf of the Funds and Schroder. Each of the Funds that invests in a related Portfolio bears a proportionate part of the management fees paid by the Portfolio (based on the percentage of the Portfolio's assets attributable to the Fund).

     RECENT MANAGEMENT FEES. Of the total management fees paid by the Portfolios to Schroders, the portion borne indirectly by each Fund that invests in a related Portfolio during the three most recent fiscal years is set forth in the following tables. For Schroder U.S. Diversified Growth Fund and Schroder Micro Cap Fund (which do not invest in a Portfolio), the tables reflect management fees paid by such Fund to Schroders. The fees listed in the following tables reflect reductions pursuant to expense limitations in effect during such periods.

Funds with May 31 fiscal year end:


------------------------------ ---------------------------- --------------------------- ----------------------------

Fund                           Management Fees Paid for     Management Fees Paid for    Management Fees Paid for
                               Fiscal Year Ended 5/31/98    Fiscal Year Ended 5/31/97   Fiscal Year Ended 5/31/96
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------
                                                            N/A                         N/A
Schroder Emerging Markets      $22
Fund
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder U.S. Smaller          $254,758                     $59,916(a)                  $76,373(b)
Companies Fund
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------
                                                                                        N/A
Schroder Micro Cap Fund        $26,896                      $3,733(c)
------------------------------ ---------------------------- --------------------------- ----------------------------

(a)      Period Ended May 31, 1997
(b)      Year Ended October 31, 1996
(c)      Period Ended November 30, 1997

Funds with October 31 fiscal year end:

------------------------------ ---------------------------- --------------------------- ----------------------------

Fund                           Management Fees Paid for     Management Fees Paid for    Management Fees Paid for
                               Fiscal Year Ended 10/31/98   Fiscal Year Ended 10/31/97  Fiscal Year Ended 10/31/96
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder International Fund    $868,163                     $891,659                    $978,697
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------
                                                                                        N/A
Schroder International         Paid to Schroder  $51,559    Paid to Schroder  $60,033
Smaller Companies Fund
                               Paid to SIMIL  $             Paid to SIMIL  $
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder U.S. Diversified      $101,134                     $118,887                    $139,483
Growth Fund
------------------------------ ---------------------------- --------------------------- ----------------------------

Fund with December 31 fiscal year end:

------------------------------ ---------------------------- --------------------------- ----------------------------

Fund                           Management Fees Paid for     Management Fees Paid for    Management Fees Paid for
                               Fiscal Year Ended 12/31/98   Fiscal Year Ended 12/31/97  Fiscal Year Ended 12/31/96
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder International Bond                                 $53,529(a)                  N/A
Fund
------------------------------ ---------------------------- --------------------------- ----------------------------
(a)      Period Ended December 31, 1997


FEE WAIVERS

     Schroder voluntarily waived its fees during the three most recent fiscal years pursuant to voluntary expense limitations and/or waivers in effect during such periods. The portion of the amounts waived with respect to the management fees indirectly borne by each Fund that invests in a related Portfolio is set forth in the following tables. For Schroder U.S. Diversified Growth Fund and Schroder Micro Cap Fund (which do not invest in a Portfolio), the tables reflect the amount of management fees paid by such Fund that was waived by Schroder.


Funds with May 31 fiscal year end:

------------------------------ ---------------------------- --------------------------- ----------------------------

Fund                           Fees Waived During Fiscal    Fees Waived During Fiscal   Fees Waived During Fiscal
                               Year Ended 5/31/98           Year Ended 5/31/97          Year Ended 5/31/96
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder Emerging Markets      $673,304                     N/A                         N/A
Fund
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder U.S. Smaller          $0                           $10,038(a)                  $16,090(b)
Companies Fund
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder Micro Cap Fund        $26,896                      $3,733(c)                   N/A
------------------------------ ---------------------------- --------------------------- ----------------------------
(a)      Period Ended May 31, 1997
(b)      Year Ended October 31, 1996
(c)      Period Ended November 30, 1997

Funds with October 31 fiscal year end:

------------------------------ ---------------------------- --------------------------- ----------------------------

Fund                           Fees Waived During Fiscal    Fees Waived During Fiscal   Fees Waived During Fiscal
                               Year Ended 10/31/98          Year Ended 10/31/97         Year Ended 10/31/96
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder International Fund    $43,861                      $47,444                     $51,971
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder International         $51,559                      $60,033                     N/A
Smaller Companies Fund
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder U.S. Diversified      $40,931                      $28,422                     $4,355
Growth Fund
------------------------------ ---------------------------- --------------------------- ----------------------------

Fund with December 31 fiscal year end:

------------------------------ ---------------------------- --------------------------- ----------------------------

Fund                           Fees Waived During Fiscal    Fees Waived During Fiscal   Fees Waived During Fiscal
                               Year Ended 12/31/98          Year Ended 12/31/97         Year Ended 12/31/96
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder International Bond    $                            $53,529(a)                  N/A
Fund
------------------------------ ---------------------------- --------------------------- ----------------------------


(a)      Period Ended December 31, 1997
(b)
ADMINISTRATIVE SERVICES


     On behalf of each Fund, except Schroder U.S. Diversified Growth Fund, the Trust has entered into an administration agreement with Schroder Fund Advisors Inc., under which Schroder Fund Advisors Inc. provides management and administrative services necessary for the operation of the Funds, including: (1) preparation of shareholder reports and communications; (2) regulatory compliance, such as reports to and filings with the SEC and state securities commissions; and (3) general supervision of the operation of the Funds, including coordination of the services performed by its investment adviser, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Fund Advisors Inc. is a wholly owned subsidiary of Schroder and is a registered broker-dealer organized to act as administrator and distributor of mutual funds.

     For providing administrative services Schroder Fund Advisors Inc. is entitled to receive a monthly fee at the following annual rates (based upon each Fund's average daily net assets): 0.15% with respect to Schroder International Fund and Schroder Emerging Markets Fund; 0.10% with respect to Schroder International Smaller Companies Fund and Schroder International Bond Fund; and 0.25% with respect to Schroder U.S. Smaller Companies Fund and Schroder Micro Cap Fund. The administration agreement is terminable with respect to the Fund without penalty, at any time, by the Trustees upon 60 days' written notice to Schroder Fund Advisors Inc. or by Schroder Fund Advisors Inc. upon 60 days' written notice to the Trust.

     The Trust has entered into a subadministration agreement with FAdS. Under its agreement, FAdS assists Schroder Fund Advisors Inc. with certain of its responsibilities under the administration agreement, including shareholder reporting and regulatory compliance. For providing its services, FAdS is entitled to receive a monthly fee from the Funds at the following annual rates (based upon each Fund's average daily net assets): 0.05% with respect to Schroder International Fund; 0.10% with respect to Schroder U.S. Diversified Growth Fund, Schroder U.S. Smaller Companies Fund and Schroder Micro Cap Fund; and 0.075% with respect to Schroder International Smaller Companies Fund, Schroder International Bond Fund and Schroder Emerging Markets Fund. The subadministration agreement is terminable with respect to the Fund without penalty, at any time, by the Trust upon 60 days' written notice to FAdS or by FAdS upon 60 days' written notice to the Trust.

         Schroder Fund Advisors Inc. has voluntarily waived a portion of its advisory fee and has assumed certain expenses of the Fund so that the Fund's total expenses, including indirect expenses borne by the Fund as a result of investing in the Portfolio, would not exceed 1.45% (of the respective share's average daily net assets) on Investor Shares and 1.70% (of the respective share's average daily net assets) on Advisor Shares. The expense limitations cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust who are not affiliated persons ( as defined in the Act ) of the Trust.

        During the three most recent fiscal years, the Fund paid the following fees to Schroder Fund Advisors Inc. and FAdS pursuant to the administration agreement and the subadministration agreement. The fees listed in the following table reflect reductions pursuant to fee waivers and expense limitations in effect during such periods.

Funds with May 31 fiscal year end:

------------------------------ ---------------------------- --------------------------- ----------------------------
Fund
                               Management Fees Paid for     Management Fees Paid for    Management Fees Paid for
                               Fiscal Year Ended 5/31/98    Fiscal Year Ended 5/31/97   Fiscal Year Ended 5/31/96
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder Emerging Markets      Schroder Fund Advisors       N/A                         N/A
Fund                           Inc.  $5

                               FAdS  $4
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder U.S. Smaller          Schroder Fund Advisors       Schroder Fund Advisors      Schroder Fund Advisors
Companies Fund                 Inc.  $106,075               Inc.  $0(a)                 Inc.  $14,213(b)

                               FAdS  $63,663                FAdS  $15,007(a)            FAdS  N/A
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder Micro Cap Fund        Schroder Fund Advisors       Schroder Fund Advisors      N/A
                               Inc.  $0                     Inc.  $0(c)

                               FAdS  $2,152                 FAdS  $299(c)
------------------------------ ---------------------------- --------------------------- ----------------------------

(a)      Period Ended May 31, 1997
(b)      Year Ended October 31, 1996
(c)      Period Ended November 30, 1997

Funds with October 31 fiscal year end:

------------------------------ ---------------------------- --------------------------- ----------------------------
Fund
                               Management Fees Paid for     Management Fees Paid for    Management Fees Paid for
                               Fiscal Year Ended 10/31/98   Fiscal Year Ended 10/31/97  Fiscal Year Ended 10/31/96
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder International Fund    Schroder Fund Advisors       Schroder Fund Advisors      Schroder Fund Advisors
                               Inc.  $299,039               Inc.  $366,100              Inc.  $699,777

                               FAdS  $228,761               FAdS  $229,792              FAdS  N/A
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder International         Schroder Fund Advisors       Schroder Fund Advisors      N/A
Smaller Companies Fund         Inc.  $0                     Inc.  $577

                               FAdS  $9,085                 FAdS  $10,018
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder U.S. Diversified      Schroder Fund Advisors       Schroder Fund Advisors      Schroder Fund Advisors
Growth Fund                    Inc.  $0                     Inc.  $0                    Inc.  $0

                               FAdS  $13,485                FAdS  $15,853               FAdS  N/A
------------------------------ ---------------------------- --------------------------- ----------------------------

Fund with December 31 fiscal year end:

------------------------------ ---------------------------- --------------------------- ----------------------------

Fund                           Management Fees Paid for     Management Fees Paid for    Management Fees Paid for
                               Fiscal Year Ended 12/31/98   Fiscal Year Ended 12/31/97  Fiscal Year Ended 12/31/96
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder International Bond    Schroder Fund Advisors       Schroder Fund Advisors      N/A
Fund                           Inc.  $                      Inc.  $0(a)

                               FAdS  $                      FAdS  $0(a)
------------------------------ ---------------------------- --------------------------- ----------------------------
(a)      Period Ended December 31, 1997

DISTRIBUTOR

        Pursuant to a Distribution Agreement with the Trust, Schroder Fund Advisors Inc. (the "Distributor"), 787 Seventh Avenue, New York, New York 10019, serves as the distributor for the Trust's continually offered shares. The Distributor pays all of its own expenses in performing its obligations under the Distribution Agreement. The Distributor is not obligated to sell any specific amount of shares of any Fund. Please see "Schroder and its Affiliates" for ownership information regarding the Distributor.

DISTRIBUTION PLAN FOR ADVISOR SHARES. Each Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 pursuant to which the Fund may pay the Distributor compensation in an amount limited in any fiscal year to the annual rate of 0.50% of the Fund's average daily net assets attributable to Advisor Shares. The Trustees have not authorized any payments under the Distribution Plans, although they may at any time authorize payments at an annual rate of up to 0.50% of a Fund's average daily net assets attributable to Advisor Shares. The Distribution Plans also relate to payments made pursuant to the Trust's Shareholder Servicing Plan for Advisor Shares, to the extent such payments may be deemed to be primarily intended to result in the sale of a Fund's Advisor Shares. See "Shareholder Servicing Plan for Advisor Shares" below.

        The various costs and expenses that may be paid or reimbursed under the Distribution Plans include advertising expenses, costs of printing prospectuses and other materials to be given or sent to prospective investors, expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses in connection with the distribution of Advisor Shares, payments to broker-dealers who advise shareholders regarding the purchase, sale, or retention of Advisor Shares, and payments to banks, trust companies, broker-dealers (other than the Distributor) or other financial organizations.

        A Distribution Plan may not be amended to increase materially the amount of distribution expenses permitted thereunder without the approval of a majority of the outstanding Advisor Shares of the relevant Fund. Any other material amendment to a Distribution Plan must be approved both by a majority of the Trustees and a majority of those Trustees ("Qualified Trustees") who are not "interested persons" (as defined in the 1940 Act) of the Trust, and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreement, by vote cast in person at a meeting called for the purpose. Each Distribution Plan will continue in effect for successive one-year periods provided each such continuance is approved by a majority of the Trustees and the Qualified Trustees by vote cast in person at a meeting called for the purpose. Each Distribution Plan may be terminated at any time by vote of a majority of the Qualified Trustees or by vote of a majority of the Fund's outstanding Advisor Shares.

        SHAREHOLDER SERVICING PLAN FOR ADVISOR SHARES. Each Fund (except Schroder Micro Cap Fund) has also adopted a Shareholder Servicing Plan (the "Service Plan") for the Advisor Shares of each Fund. Under the Service Plan, each Fund pays fees to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to its Advisor Shares. The Distributor may enter into shareholder service agreements with Service Organizations pursuant to which the Service Organizations provide administrative support services to their customers who are Fund shareholders.

        In return for providing these support services, a Service Organization may receive payments from the Distributor at a rate not exceeding 0.25% of the average daily net assets of the Advisor Shares of each Fund for which the Service Organization is the Service Organization of record. These administrative services may include, but are not limited to, the following functions: establishing and maintaining accounts and records relating to clients of the Service Organization; answering shareholder inquiries regarding the manner in which purchases, exchanges, and redemptions of Advisor Shares of the Trust may be effected and other matters pertaining to the Trust's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange, and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request. Some Service Organizations may impose additional conditions or fees, such as requiring clients to invest more than the minimum amounts required by the Trust for initial or subsequent investments or charging a direct fee for services. Such fees would be in addition to any amounts which might be paid to the Service Organization by the Distributor.
Please contact your Service Organization for details.

        The Service Plan was initially adopted for each Fund in [_________]. In the fiscal years ended October 31, 1998, 1997, and 1996, respectively, the Trust paid an aggregate of $________, $________, and $________ to the Distributor under the Service Plan[, all of which was, in turn, repaid by the Distributor to Service Organizations.] [NOTE: PLEASE CONFIRM THE BRACKETED TEXT] [All such payments were made by Schroder International Fund and Schroder U.S. Smaller Companies Fund, the only Funds with Advisor Shares outstanding during these periods.] [NOTE: PLEASE CONFIRM]

FUND ACCOUNTING

        Forum Accounting Services, LLC ("Forum Accounting"), an affiliate of Forum, performs fund accounting services for each Fund pursuant to an agreement with the Trust. Under the Accounting Agreement, Forum Accounting prepares and maintains the books and records of each Fund that are required to be maintained under the 1940 Act, calculates the net asset value per share of each Fund, calculates dividends and capital gain distributions, and prepares periodic reports to shareholders and the SEC.

        For its services to each Fund, Forum Accounting is entitled to receive from the Trust a fee of $36,000 per year plus $12,000 per year for each class of each Fund above one. Forum Accounting is entitled to an additional $24,000 per year for global and international funds, and an additional $12,000 per year with respect to tax-free money market funds, funds with more than 25% of their total assets invested in asset-backed securities, funds that have more than 100 security positions, and funds that have a monthly turnover rate of 10% or more.

        The tables below show the amount of fees paid by the Funds to Forum Accounting during the three most recent fiscal years (or such shorter time a Fund has been operational).

Funds with May 31 fiscal year end:

------------------------------ ---------------------------- --------------------------- ----------------------------

Fund                           Accounting Fees Paid         Accounting Fees Paid        Accounting Fees Paid
                               During Fiscal Year Ended     During Fiscal Year Ended    During Fiscal Year Ended
                               5/31/98                      5/31/97                     5/31/96
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder Emerging Markets      $1,306                       N/A                         N/A
Fund
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder U.S. Smaller          $19,179                      $12,955(a)                  $37,972(b)
Companies Fund
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder Micro Cap Fund        $27,645                      $4,645(c)                   N/A
------------------------------ ---------------------------- --------------------------- ----------------------------

(a)      Period Ended May 31, 1997
(b)      Year Ended October 31, 1996
(c)      Period Ended November 30, 1997

Funds with October 31 fiscal year end:

------------------------------ ---------------------------- --------------------------- ----------------------------

Fund                           Accounting Fees Paid         Accounting Fees Paid        Accounting Fees Paid
                               During Fiscal Year Ended     During Fiscal Year Ended    During Fiscal Year Ended
                               10/31/98                     10/31/97                    10/31/96
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder International Fund    $84,000                      $83,959                     $86,000
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder International         $79,000                      $71,200                     N/A
Smaller Companies Fund
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder U.S. Diversified      $36,000                      $36,000                     $36,000
Growth Fund
------------------------------ ---------------------------- --------------------------- ----------------------------

Fund with December 31 fiscal year end:

------------------------------ ---------------------------- --------------------------- ----------------------------

Fund                           Accounting Fees Paid         Accounting Fees Paid        Accounting Fees Paid
                               During Fiscal Year Ended     During Fiscal Year Ended    During Fiscal Year Ended
                               12/31/98                     12/31/97                    12/31/96
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder International Bond    $                            $62,000(a)                  N/A
Fund
------------------------------ ---------------------------- --------------------------- ----------------------------

(a)     Period Ended December 31, 1997

BROKERAGE ALLOCATION AND OTHER PRACTICES

        Schroder may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to Schroder and its affiliates in advising the Trust and other clients, provided that it shall always seek best price and execution with respect to transactions. Certain investments may be appropriate for the Trust and for other clients advised by Schroder. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of Schroder on the same day. In such event, such transactions will be allocated among the clients in a manner believed by Schroder to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of Schroder in the interest of achieving the most favorable net results for the Trust.

        BROKERAGE AND RESEARCH SERVICES. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States, and therefore certain portfolio transaction costs may be higher than the costs for similar transactions executed on U.S. securities exchanges. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

        Schroder places all orders for the purchase and sale of portfolio securities and buys and sells securities through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain the best price and execution available. In seeking the best price and execution, Schroder considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction (taking into account market prices and trends), the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

        It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, Schroder receives research, statistical, and quotation services from many broker-dealers with which it places the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to Schroder and its affiliates in advising various of their clients (including the Trust or a Portfolio), although not all of these services are necessarily useful and of value in managing a Fund or a Portfolio. The investment advisory fee paid by a Fund or a Portfolio is not reduced because Schroder and its affiliates receive such services.

        As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Advisory Agreements and the Portfolio Advisory Agreement, Schroder may cause a Fund or a Portfolio to pay a broker that provides brokerage and research services to Schroder an amount of disclosed commission for effecting a securities transaction for a Fund or a Portfolio in excess of the commission which another broker would have charged for effecting that transaction. Schroder's authority to cause a Fund or a Portfolio to pay any such greater commissions is also subject to such policies as the Trustees (or the Trustees of Schroder Capital Funds, in the case of a Portfolio) may adopt from time to time.

        To the extent permitted by law, the Funds or the Portfolios may engage in brokerage transactions with Schroder & Co. Inc. ("Schroder & Co."), an affiliate of Schroder, to effect securities transactions on the New York Stock Exchange only or Schroder Securities Limited and its affiliates (collectively, "Schroder Securities"), affiliates of Schroder, to effect securities transactions on various foreign securities exchanges on which Schroder Securities has trading privileges. Consistent with regulations under the 1940 Act, the Funds and the Portfolios have adopted procedures which are reasonably designed to provide that any commissions or other remuneration the Funds or the Portfolios pay to Schroder & Co. and Schroder Securities do not exceed the usual and customary broker's commission. In addition, the Funds and the Portfolios will adhere to the rule, under the Securities Exchange Act of 1934, governing floor trading. This rule permits the Funds and the Portfolios to effect, but not execute, exchange listed securities transactions with Schroder & Co. Schroder & Co. pays a portion of the brokerage commissions it receives from a Fund or a Portfolio to the brokers executing the transactions. Also, due to securities law limitations, the Funds or the Portfolios may be required to limit purchases of securities in a public offering if Schroder & Co. or Schroder Securities or one of their affiliates is a member of the syndicate for that offering.

        None of the Funds or the Portfolios has any understanding or arrangement to direct any specific portion of its brokerage to Schroder & Co. or Schroder Securities, and none will direct brokerage to Schroder & Co. or Schroder Securities in recognition of research services.

        The following tables show the aggregate brokerage commissions paid for the three most recent fiscal years with respect to each Fund that incurred brokerage costs. For each Fund that invests in a related Portfolio, the amounts listed represent aggregate brokerage commissions paid by the Portfolio.

Funds with May 31 fiscal year end:

------------------------------ ---------------------------- --------------------------- ----------------------------

Fund                           Brokerage Commissions Paid   Brokerage Commissions       Brokerage Commissions Paid
                               During Fiscal Year Ended     Paid During Fiscal Year     During Fiscal Year Ended
                               5/31/98                      Ended 5/31/97               5/31/96
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder Emerging Markets      $92,368                      N/A                         N/A
Fund
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder U.S. Smaller          $491,278                     $167,043(a)                 $137,589(b)
Companies Fund
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder Micro Cap Fund        $11,185                      $2,966(c)                   N/A
------------------------------ ---------------------------- --------------------------- ----------------------------

(a)      Period Ended May 31, 1997
(b)      Year Ended October 31, 1996
(c)      Period Ended November 30, 1997

Funds with October 31 fiscal year end:

------------------------------ ---------------------------- --------------------------- ----------------------------

Fund                           Brokerage Commissions Paid   Brokerage Commissions       Brokerage Commissions Paid
                               During Fiscal Year Ended     Paid During Fiscal Year     During Fiscal Year Ended
                               10/31/98                     Ended 10/31/97              10/31/96
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------
                                                            $421,129                    $756,181
Schroder International Fund    $
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder International         $                            $37,223                     N/A
Smaller Companies Fund
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder U.S. Diversified      $                            $20,510                     N/A
Growth Fund
------------------------------ ---------------------------- --------------------------- ----------------------------

Fund with December 31 fiscal year end:

------------------------------ ---------------------------- --------------------------- ----------------------------

Fund                           Brokerage Commissions Paid   Brokerage Commissions       Brokerage Commissions Paid
                               During Fiscal Year Ended     Paid During Fiscal Year     During Fiscal Year Ended
                               12/31/98                     Ended 12/31/97              12/31/96
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder International Bond    $                            $297(a)                     N/A
Fund
------------------------------ ---------------------------- --------------------------- ----------------------------

(a)     Period Ended December 31, 1997

        In the fiscal year ended October 31, 1998, Schroder, on behalf of the Trust, placed agency and underwritten transactions having an approximate aggregate dollar value of $________, (___% of the Trust's aggregate agency and underwritten transactions, on which approximately $_______ of commissions were paid)  with  brokers  and  dealers  (other  than  Schroder  & Co.  and  Schroder
Securities) whose research, statistical, and quotation services Schroder considered to be particularly useful to it and its affiliates. However, many of such transactions were placed with such brokers and dealers without regard to the furnishing of such services.

        The following tables show the aggregate brokerage commissions paid to Schroder & Co. and Schroder Securities for the three most recent fiscal years, as well as the percentage such commissions represented of all transactions on which the Fund paid brokerage commissions during such fiscal year. For each Fund that invests in a related Portfolio, the amounts listed represent aggregate brokerage commissions paid by the Portfolio.

Funds with May 31 fiscal year end:

------------------------------ ---------------------------- --------------------------- ----------------------------

Fund                           Brokerage Commissions Paid   Brokerage Commissions       Brokerage Commissions Paid
                               During Fiscal Year Ended     Paid During Fiscal Year     During Fiscal Year Ended
                               5/31/98                      Ended 5/31/97               5/31/96
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder Emerging Markets      Schroder & Co. $0  0%        N/A                         N/A
Fund
                               Schroder Securities $ %
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder U.S. Smaller          Schroder & Co. $0  0%        Schroder & Co. $0  0%(a)    Schroder & Co. $0  0%(b)
Companies Fund
                               Schroder Securities $ %      Schroder Securities $ %     Schroder Securities $ %
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder Micro Cap Fund        Schroder & Co. $0  0%        Schroder & Co. $0  0%(c)    N/A

                               Schroder Securities $ %      Schroder Securities $ %
------------------------------ ---------------------------- --------------------------- ----------------------------

(a)      Period Ended May 31, 1997
(b)      Year Ended October 31, 1996
(c)      Period Ended November 30, 1997

Funds with October 31 fiscal year end:

------------------------------ ---------------------------- --------------------------- ----------------------------

Fund                           Brokerage Commissions Paid   Brokerage Commissions       Brokerage Commissions Paid
                               During Fiscal Year Ended     Paid During Fiscal Year     During Fiscal Year Ended
                               10/31/98                     Ended 10/31/97              10/31/96
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder International Fund    Schroder & Co. $  %          Schroder & Co. $4,716       Schroder & Co. $0  0%
                                                            0.99%
                               Schroder Securities $ %                                  Schroder Securities $ %
                                                            Schroder Securities $ %
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder International         Schroder & Co. $  %          Schroder & Co. $0  0%       N/A
Smaller Companies Fund
                               Schroder Securities $ %      Schroder Securities $ %
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder U.S. Diversified      Schroder & Co. $  %          Schroder & Co. $0  0%       N/A
Growth Fund
                               Schroder Securities $ %      Schroder Securities $ %
------------------------------ ---------------------------- --------------------------- ----------------------------

Fund with December 31 fiscal year end:

------------------------------ ---------------------------- --------------------------- ----------------------------

Fund                           Brokerage Commissions Paid   Brokerage Commissions       Brokerage Commissions Paid
                               During Fiscal Year Ended     Paid During Fiscal Year     During Fiscal Year Ended
                               12/31/98                     Ended 12/31/97              12/31/96
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------

Schroder International Bond    Schroder & Co. $  %          Schroder & Co. $0  0%(a)    N/A
Fund
                               Schroder Securities $ %      Schroder Securities $ %
------------------------------ ---------------------------- --------------------------- ----------------------------

(a)     Period Ended December 31, 1997

DETERMINATION OF NET ASSET VALUE

        The net asset value per share of each class of shares of each Fund is determined daily as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading. Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the afternoon of valuation. The New York Stock Exchange is normally closed on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

        The Trustees have established procedures for the valuation of a Fund's securities, as follows:

     Equities listed or traded on a domestic or foreign stock exchange are valued at their latest sale prices on such exchange on that day prior to the time when the assets are valued. In the absence of sales that day, such securities are valued at the mid-market prices. (Where the securities are traded on more than one exchange, they are valued on the exchange that Schroder designates as the primary market.) Unlisted securities for which over-the-counter market quotations are readily available are valued at the latest available mid-market prices prior to the time of valuation. Securities that do not have readily available market quotations are valued at fair value pursuant to procedures established by the Trustees. Debt securities having a maturity of more than 60 days are valued at the mid-market prices determined by a portfolio pricing service or obtained from active market makers on the basis of reasonable inquiry. Short-term debt securities having a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts.

        If any securities held by a Fund are restricted as to resale, their fair value is generally determined as the amount which the Trust could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Trust in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

        Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of these securities used in determining the net asset value of the Trust's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government Securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Trust's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value, in the manner described above.

        The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Each Fund's assets will be further allocated among its constituent classes of shares on the Trust's books of account. Expenses with respect to any two or more Funds or classes may be allocated in proportion to the net asset values of the respective Funds or classes except where allocations of direct expenses can otherwise be fairly made to a specific Fund or class.

REDEMPTIONS IN KIND

        In consideration of the best interests of the remaining shareholders, the Trust may pay certain redemption proceeds in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. The Trust does not expect to redeem shares in kind under normal circumstances. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

TAXES

        Each Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

        As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Fund will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders.

        In order to qualify as a "regulated investment company," a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government Securities).

        If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, that Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by that Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax. In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a Fund must in general distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and, the excess, if any, of net short-term capital gains over net long-term capital losses for such year.

        A Fund's distributions will be taxable to you as ordinary income to the extent derived from the Fund's investment income and net short-term gains (that is, net gains from capital assets held for no more than one year). Distributions designated by a Fund as deriving from net gains on capital assets held for more than one year will be taxable to you as long-term capital gains (generally subject to a 20% tax rate), regardless of how long you have held the shares. Distributions will be taxable to you as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year the Trust will notify each shareholder of the amount and tax status of distributions paid to the shareholder by each of the Funds for the preceding year.

        Upon the disposition of shares of a Fund (whether by sale, exchange, or redemption), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Long-term capital gains will generally be taxed at a federal income tax rate of 20%. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares. In general, any loss realized upon a taxable disposition of shares will be treated as long-term capital loss if the shares have been held for more than one year, and otherwise as short-term capital loss. With respect to investment income and gains received by a Fund from sources outside the United States, such income and gains may be subject to foreign taxes which are withheld at the source. The effective rate of foreign taxes in which a Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance.

        A Fund's ability to use options, futures, and forward contracts and other hedging techniques, and to engage in certain other transactions, may be limited by tax considerations. A Fund's transactions in foreign-currency-denominated debt instruments and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's distributions of book income to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income in order to permit the Trust to continue to qualify, and be taxed under Subchapter M of the Code, as a regulated investment company. The tax consequences of certain hedging transactions have been modified by the Taxpayer Relief Act of 1997.

        Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which a Fund has invested and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the net investment income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund.

        This discussion of the federal income tax and state tax treatment of the Trust and its shareholders is based on the law as of the date of this SAI.

PRINCIPAL HOLDERS OF SECURITIES

     As of December December 1, 1998, the Trustees of the Trust and, except a noted below, the officers of the Trust, as a group owned less than 1% of the outstanding shares of either class of each Fund.

     The table attached as Appendix A lists those shareholders that owned 5% or more of the shares of each Fund as of October 31, 1998, and therefore are controlling persons of such Fund. Because these shareholders hold a substantial number of shares, they may be able to require that the Trust hold special shareholder meetings and may be able to determine the outcome of any shareholder vote.

PERFORMANCE INFORMATION

        Average annual total return of a class of shares of a Fund for one-, five-, and ten-year periods (or for such shorter periods as shares of that class of shares of the Fund have been offered) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in that class of shares at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year or less is equal to the actual return during that period. Total return calculations assume reinvestment of all Fund distributions at net asset value on their respective reinvestment dates. Total return may be presented for other periods.

        ALL PERFORMANCE DATA IS BASED ON PAST INVESTMENT RESULTS AND DOES NOT PREDICT FUTURE PERFORMANCE. Investment performance of a particular class of a Fund's shares, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses attributable to that class of shares. Investment performance also often reflects the risks associated with a Fund's investment objectives and policies. Quotations of yield or total return for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. These factors should be considered when comparing the investment results of a Fund's shares to those of various classes of other mutual funds and other investment vehicles. Performance for each Fund's shares may be compared to various indices.

        The tables below set forth the total return of Investor Shares of the Funds for the one-year period ended October 31, 1998 (November 30, 1998 for those Funds with a May 31 fiscal year end) and for the period from the commencement of each Fund's operations until October 31, 1998 (November 30, 1998 for those Funds with a May 31 fiscal year end). The table also sets forth total return information for a Fund's Advisor Shares for any periods (or partial periods) when they were outstanding, and pro forma total return information for periods (or partial periods) when there were no Advisor Shares outstanding. Pro forma total return information for Advisor Shares is estimated by restating the total return of Investor Shares for the same period to reflect the actual fees and expenses applicable to Advisor Shares, which are higher than the fees and expenses applicable to Investor Shares (for instance, Advisor shares are subject to shareholder servicing fees paid at a rate of up to 0.25% of the average daily net asset value of a Fund attributable to its Advisor Shares). PLEASE NOTE THAT THE HIGHER EXPENSES APPLICABLE TO A FUND'S ADVISOR SHARES SHOULD HAVE THE EFFECT OF REDUCING THE TOTAL RETURN OF THE ADVISOR SHARES BELOW THAT OF THE INVESTOR SHARES BY THE AMOUNT OF SUCH HIGHER EXPENSES, COMPOUNDED OVER THE RELEVANT PERIOD.


                TOTAL RETURN FOR PERIODS ENDED NOVEMBER 30, 1998
                     (FOR FUNDS WITH MAY 30 FISCAL YEAR END)

------------------- ----------- ----------- ----------- ---------------- ------------ ------------

                                                             SINCE
                                                           INCEPTION      INCEPTION    INCEPTION
       FUND           CLASS       1 YEAR      5 YEAR        OF FUND        DATE OF      DATE OF
                                                         (ANNUALIZED)       FUND         CLASS

------------------- ----------- ----------- ----------- ---------------- ------------ ------------
------------------- ----------- ----------- ----------- ---------------- ------------ ------------

Schroder Emerging   Investor         -17.99    N/A           -19.20%      10/30/97     10/30/97
Markets Fund        Shares

                    Advisor            N/A     N/A           N/A                          N/A
                    Shares*
------------------- ----------- ----------- ----------- ---------------- ------------ ------------
------------------- ----------- ----------- ----------- ---------------- ------------ ------------

Schroder U.S.       Investor     -10.17%      13.09%         N/A          8/16/93     8/16/93
Smaller Companies   Shares
Fund
                    Advisor      -10.21%       N/A           N/A                      12/23/96
                    Shares**

------------------- ----------- ----------- ----------- ---------------- ------------ ------------
------------------- ----------- ----------- ----------- ---------------- ------------ ------------

Schroder Micro      Investor       57.69%     N/A          54.76%       10/15/97     10/15/97
Cap Fund            Shares


------------------- ----------- ----------- ----------- ---------------- ------------ ------------

                 TOTAL RETURN FOR PERIODS ENDED OCTOBER 31, 1998
                   (FOR FUNDS WITH OCTOBER 31 FISCAL YEAR END)

------------------ -------------- ------------ ------------- ----------- --------------- ------------ --------------

                                      SINCE
                                                                           INCEPTION      INCEPTION     INCEPTION
      FUND             CLASS        1 YEAR        5 YEAR      10 YEAR       OF FUND        DATE OF    DATE OF CLASS
                                                                          (ANNUALIZED)      FUND
------------------ -------------- ------------ ------------- ----------- --------------- ------------ --------------
------------------ -------------- ------------ ------------- ----------- --------------- ------------ --------------

Schroder           Investor          3.82%        7.48%         8.41%        11.24%       12/19/85      12/19/85
International      Shares
Fund
                   Advisor           3.53%        7.45%         8.40%        11.14%                      1/21/98
                   Shares***
------------------ -------------- ------------ ------------- ----------- --------------- ------------ --------------
------------------ -------------- ------------ ------------- ----------- --------------- ------------ --------------

Schroder           Investor          7.88%         N/A          N/A          -0.23%        11/4/96       11/4/96
International      Shares
Smaller
Companies Fund     Advisor            N/A          N/A          N/A            N/A                          N/A
                   Shares****

------------------ -------------- ------------ ------------- ----------- --------------- ------------ --------------
------------------ -------------- ------------ ------------- ----------- --------------- ------------ --------------

Schroder U.S.      Investor             8.87%      13.66%       15.08%       11.20%      10/31/70      10/31/70
Diversified        Shares
Growth Fund
                   Advisor              N/A         N/A          N/A          N/A                          N/A
                   Shares*
------------------ -------------- ------------ ------------- ----------- --------------- ------------ --------------


                TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1998
                   (FOR FUND WITH DECEMBER 31 FISCAL YEAR END)

-------------------- ----------- ------------ ---------------- ------------ -------------

                                                   SINCE
                                                 INCEPTION      INCEPTION    INCEPTION
       FUND            CLASS       1 YEAR         OF FUND        DATE OF      DATE OF
                                               (ANNUALIZED)       FUND         CLASS

-------------------- ----------- ------------ ---------------- ------------ -------------
-------------------- ----------- ------------ ---------------- ------------ -------------

Schroder             Investor         _____%      _____%         1/15/98      1/15/98
International Bond   Shares
Fund*
                     Advisor           N/A         N/A                          N/A
                     Shares*
-------------------- ----------- ------------ ---------------- ------------ -------------

*       Pro forma.
** Total return for Advisor Shares of Schroder U.S. Smaller Companies Fund reflects pro forma information (based on Investor Share performance) through December 22, 1996, and actual total return from December 23, 1996 (the inception date of Advisor Shares of the Fund) through November 30, 1998. The actual total return of Advisor Shares of the Fund from December 23, 1996 through November 30, 1998 (not annualized) was _____%.
*** Total return for Advisor Shares of Schroder International Fund reflects pro forma information (based on Investor Share performance) through January 20, 1998, and actual total return from January 21, 1998 (the inception date of Advisor Shares of the Fund) through October 31, 1998. The actual total return of Advisor Shares of the Fund from January 21, 1998 through October 31, 1998 (not annualized) was ____%.
**** Total return for Advisor Shares of Schroder International Smaller Companies Fund reflects pro forma information (based on Investor Share performance) through _________, 1998, and actual total return from ________, 1998 (the inception date of Advisor Shares of the Fund) through October 31, 1998. The actual total return of Advisor Shares of the Fund from ________, 1998 through October 31, 1998 (not annualized) was ___%.

        From time to time, Schroder or Forum may reduce its compensation or assume expenses of a Fund in order to reduce the Fund's expenses, as described in the Trust's current Prospectuses. Any such waiver or assumption would increase a Fund's yield or total return for each class of shares during the period of the waiver or assumption.


THE PORTFOLIOS

        Each of the related Portfolios (other than Schroder International Bond Portfolio) is a separate series of Schroder Capital Funds, an open-end management investment company. Schroder International Bond Portfolio is a series of Schroder Capital Funds II. Schroder Capital Funds and Schroder Capital Funds II both are business trusts organized under the laws of the State of Delaware.

        A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. A Portfolio may have other investors, each of whom will invest on the same conditions as the related Fund and will pay a proportionate share of the Portfolio's expenses.

        A Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio is entitled to vote in proportion to its relative beneficial interest in the Portfolio. If a Portfolio has investors other than the related Fund, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive of majority of votes cast by all Portfolio shareholders. If other investors hold a majority interest of any Portfolio, they could have voting control of that Portfolio.

        The Portfolios do not sell their shares directly to the public. Another investor (such as an investment company) in a Portfolio that might sell its shares to the public would not be required to sell its shares at the same offering price as the related Fund, and could have different fees and expenses than that Fund. Therefore, the Fund's shareholders may have different returns than shareholders of another investment company that invests in the Portfolio.

        The investors in each Portfolio, including each related Fund, have agreed to indemnify Schroder Capital Funds or Schroder Capital Funds II, as applicable, and such trust's trustees and officers, against certain claims.

        CERTAIN RISKS OF INVESTING IN THE PORTFOLIOS. A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a Portfolio has a large investor other than the Fund and that investor redeems its interests in the Portfolio, the Portfolio's remaining investors (including the Fund) might bear a larger portion of the Portfolio's operating expenses. This would result in lower returns for the Fund.

        A Fund may withdraw its entire investment from a Portfolio at any time, if the Trustees determine that it is in the best interests of the Fund and its shareholders to do so. Such a withdrawal may result in a distribution in kind of portfolio securities by the Portfolio, which could adversely affect the liquidity of the Fund's assets. If the Fund converted those securities to cash, it would likely incur brokerage fees or other transaction costs. In the event that a Fund withdraws its entire investment from its related Portfolio, the Fund's inability to find a suitable replacement investment could have a significant negative impact on the Fund's shareholders.

        Each investor in a Portfolio, including the related Fund, may be liable for all obligations of the Portfolio. The risk that this would cause an investor financial loss, however, is limited to circumstances in which the Portfolio would be unable to meet its obligations. Schroder considers this risk to be remote. Upon liquidation of a Portfolio, investors in that Portfolio (including the related Fund) would be entitled to share pro rata in the Portfolio's net assets available for distribution to investors.

CUSTODIAN

        The Chase Manhattan Bank, through its Global Custody Division located at 125 London Wall, London EC2Y 5AJ, United Kingdom, acts as custodian of the assets of the Funds and the Portfolios (other than Schroder U.S. Smaller Companies Fund, Schroder U.S. Smaller Companies Portfolio, Schroder U.S. Diversified Growth Fund and Schroder Micro Cap Fund). Norwest Bank, Sixth Street and Marquette, Minneapolis, Minnesota 55479, acts as custodian of the assets of each of Schroder U.S. Smaller Companies Fund, Schroder U.S. Smaller Companies Portfolio, Schroder U.S. Diversified Growth Fund and Schroder Micro Cap Fund. The custodians' responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments. Neither custodian determines the investment policies of the Funds or decides which securities a Fund will buy or sell.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

        Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101, is the Funds' transfer agent and dividend disbursing agent.

INDEPENDENT AUDITORS

        PricewaterhouseCoopers LLP, the Trust's independent accountants, provide audit services, tax return preparation services, and assistance and consultation in connection with the Trust's various Securities and Exchange Commission filings. Their address is One Post Office Square, Boston, Massachusetts 02109.

LEGAL COUNSEL

        Ropes & Gray, One International Place, Boston, Massachusetts 02110-2624, serves as counsel to the Trust.

SHAREHOLDER LIABILITY

        Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Trust Instrument disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Trust's Trust Instrument provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

                              FINANCIAL STATEMENTS

     The fiscal year end of Schroder International Fund, Schroder International Smaller Companies Fund and Schroder U.S. Diversified Growth Fund is October 31. The fiscal year end of Schroder International Bond Fund is December 31. The fiscal year end of Schroder Emerging Markets Fund, Schroder U.S. Smaller Companies Fund and Schroder Micro Cap Fund is May 31.

       The following Financial Statements required by Part B and the related Report of Independent Public Accountants are incorporated herein by reference to the Trust's Annual Report, dated October 31, 1998, which was filed electronically with the Securities and Exchange Commission on [date] (Accession
Number:
--------------).

            APPENDIX A - HOLDERS OF 5% OR MORE OF OUTSTANDING SHARES


As of December 1, 1998, the shareholders listed below owned more than 5% of a Fund as noted. Shareholders owning 25% or more of the shares of a Fund or of the Trust as a whole may be deemed to be controlling persons. By reason of their substantial holdings of shares, these persons may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to determine the outcome of any shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

                                                                         NUMBER OF          NUMBER         % OF SHARES
                                                                          INVESTOR            OF              OF FUND

      SCHRODER INTERNATIONAL FUND                                          SHARES           ADVISOR        CLASS OWNED
                                                                                            SHARES

----------------------------------------------------------------- ------------------- -------------- ------------------

      Mac & Co.
      Mellon Bank NA
      PO Box 3198

      Pittsburgh  PA  15230-3198                                        928,314.855                           12.70


      Union College Pooled Endowment Funds
      PO Box 3199 Church Street Station

      New York  NY  10008                                               828,387.036                           11.33


      Mac & Co.
      Mellon Bank NA
      PO Box 3198

      Pittsburgh  PA  15230-3198                                        745,728.570                           10.20


      Lutheran Church
      Missouri Synod Foundation
      1333 5 Kirkwood Road

      St. Louis  MO  63122                                              661,134.137                           9.05


      Norwest Bank Minnesota NA, Trustee
      PO Box 1450 NW 8477

      Minneapolis  MN  55480-8477                                       548,281.576                           7.50


      Miter & Co
      c/o Marshall & Ilsley Trust Company
      PO Box 2977
      Milwaukee  WI  53202-2977                                         474,033.767                           6.49

      Northern Trust Company TEE for
      Norwest Foundation
      c/o Mutual Fund Processing
      P.O. Box 92956
      Chicago  IL  60675-2956                                           468,840.772                           6.41

      Forum Administrative Services, LLC
      ATTN Corporate Accounting
      Two Portland Square
      Portland  ME  04101                                                                    5.429           100.00


                                                                 NUMBER OF         NUMBER OF        % OF
                                                                  INVESTOR          ADVISOR        SHARES
      SCHRODER INTERNATIONAL SMALLER COMPANIES FUND                SHARES           SHARES           OF FUND
                                                                                                    CLASS
                                                                                                   OWNED

---------------------------------------------------------- ----------------- ---------------- -----------------


      Schroder Investment Management
      Client Account
      33 Gutter Lane
      London EC2V 8AS
      United Kingdom                                             300,000.00                           67.35

      Hudson-Webber Foundation
      333 West Fort Street, Suite 1310
      Detroit, MI  48226                                                                              23.72
                                                             105,675.441

      Charles Schwab & Co. Inc.
      Special Customer Account
      Attn: Mutual Funds
      101 Montgomery Street
      San Francisco  CA  94104                                   39,498.669                            8.70


                                                                  NUMBER OF         NUMBER OF        % OF
                                                                   INVESTOR          ADVISOR        SHARES
      SCHRODER U.S. DIVERSIFIED GROWTH FUND                         SHARES           SHARES           OF FUND
                                                                                                     CLASS
                                                                                                    OWNED

----------------------------------------------------------- ----------------- ---------------- -----------------


      Wendel & Co.
      c/o The Bank of New York
      Mutual Fund Reorg. Dept.
      PO Box 1066
      Wall Street Station
      New York  NY  10268                                                                               9.45
                                                              151,693.424

      Fox & Co.
      PO Box 976
      New York  NY  10268                                                                               8.39
                                                              134,710.352

      Security Nominees Incorporated
      1 State Street
      New York  NY  10017                                                                               7.06
                                                              113,383.988

      Citibank F.S.B. as Trustee
      for Natwest Crawley
      1410 N. Westshore Blvd.
      Tampa  FL  33607                                            91,615.031                            5.71

      Wendel & Co.
      c/o The Bank of New York
      EBT Mutual Fund Section
      PO Box 1066
      Wall Street Station
      New York  NY  10268                                         80,776.999                            5.03



                                                                 NUMBER OF         NUMBER OF        % OF
                                                                  INVESTOR          ADVISOR        SHARES
      SCHRODER INTERNATIONAL BOND FUND                             SHARES           SHARES           OF FUND
                                                                                                    CLASS
                                                                                                   OWNED

---------------------------------------------------------- ----------------- ---------------- -----------------


      Charles Schwab & Co. Inc.
      101 Montgomery Street
      San Francisco  CA  94104                                   19,842.627                           100.00


                                                                 NUMBER OF         NUMBER OF        % OF
                                                                  INVESTOR          ADVISOR        SHARES
      SCHRODER EMERGING MARKETS FUND                               SHARES           SHARES           OF FUND
                                                                                                    CLASS
                                                                                                   OWNED

---------------------------------------------------------- ----------------- ---------------- -----------------


      Charles Schwab & Co. Inc.
      Special Cust Account FBO
      101 Montgomery Street
      San Francisco  CA  94104                                   64,500.095                           94.70

                                                                 NUMBER           NUMBER OF         % OF
                                                                   OF              ADVISOR          SHARES

      SCHRODER U.S. SMALLER COMPANIES FUND                       INVESTOR           SHARES           OF FUND
                                                                  SHARES                            CLASS

                                                                                                   OWNED
---------------------------------------------------------- ---------------- ----------------- ----------------

      First American Trust Co TTEE
      FBO Managed Omnibus Reinvestment

      421 North Main Street                                                                           25.99
                                                            1,073,354.023


      BALSA & Co.
      c/o Chase Manhattan Bank
      PO Box 1768
      Grand Central Station

      New York  NY  10163-1768                                                                        15.53
                                                             641,387.856


      Charles Schwab & Co Inc.
      101 Montgomery Street

      San Francisco  CA  94104                                                                        12.18
                                                           502,972.182

      American Express Trust Co.
      FBO American Express Trust Retirement Service
      P.O. Box 534
      Minneapolis  MN 55440                                                                           81.70
                                                                              396,502.408


      National Investor Services Corp.
      55 Water Street

      New York  NY  10041                                                         31,971.971          6.59







                                                                 NUMBER           NUMBER OF         % OF
                                                                 OF                ADVISOR        SHARES
      SCHRODER MICRO CAP FUND                                    INVESTOR           SHARES           OF FUND
                                                                  SHARES                            CLASS
                                                                                                   OWNED

---------------------------------------------------------- ---------------- ----------------- ----------------


      Schroders Incorporated
      787 Seventh Avenue
      New York  NY  10019                                                                             25.76
                                                           144,036.581

      Charles Schwab & Co. Inc.
      101 Montgomery Street
      San Francisco  CA  94104                                                                        16.12
                                                             90,121.862

      Schroder Capital Management International Inc.
      ATTN: Fergal Cassidy
      787 7th Avenue, 34th Floor
      New York  NY  10019                                                                             12.49
                                                             69,824.291

      Ira Unschuld
      150 East 56th Street
      New York  NY  10022                                                                             7.55
                                                             42,233.565




                        SCHRODER CAPITAL FUNDS (DELAWARE)

             SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO


                                    FORM N-1A
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 1999


This Statement of Additional Information (SAI) is not a prospectus and is only authorized for distribution when accompanied or preceded by a Prospectus for Schroder Emerging Markets Fund Institutional Portfolio, as amended or supplemented from time to time. This SAI relates to the Fund's Investor Shares and Advisor Shares. Investor Shares and Advisor Shares are offered through separate Prospectuses, each dated March 1, 1999. This SAI contains information which may be useful to investors but which is not included in the Prospectuses. Investors may obtain free copies of the Prospectuses by calling the Trust at 1-800-290-9826.

Certain disclosure has been incorporated by reference into this SAI from the Fund's annual report. For a free copy of the annual report, please call 1-800-290-9826.

                                TABLE OF CONTENTS


TRUST HISTORY..................................................................1

CAPITALIZATION AND SHARE CLASSES...............................................1

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS......................2

INVESTMENT RESTRICTIONS.......................................................16

TRUSTEES AND OFFICERS.........................................................17

SCHRODER AND ITS AFFILIATES...................................................22

INVESTMENT ADVISORY AGREEMENT.................................................23

ADMINISTRATIVE SERVICES.......................................................25

DISTRIBUTOR...................................................................26

FUND ACCOUNTING...............................................................28

BROKERAGE ALLOCATION AND OTHER PRACTICES......................................28

DETERMINATION OF NET ASSET VALUE..............................................31

REDEMPTIONS IN KIND...........................................................32

TAXES.........................................................................32

PRINCIPAL HOLDERS OF SECURITIES...............................................34

PERFORMANCE INFORMATION.......................................................34

CUSTODIAN.....................................................................36

INDEPENDENT AUDITORS..........................................................37

SHAREHOLDER LIABILITY.........................................................37

FINANCIAL STATEMENTS..........................................................37

                        SCHRODER CAPITAL FUNDS (DELAWARE)

                       STATEMENT OF ADDITIONAL INFORMATION

TRUST HISTORY

         Schroder Capital Funds (Delaware) was organized as a Maryland corporation on July 30, 1969; reorganized on February 29, 1988 as Schroder Capital Funds, Inc.; and reorganized as a Delaware business trust organized under the laws of the State of Delaware on January 9, 1996. The Trust's Trust Instrument, which is governed by Delaware law, is on file with the Secretary of State of the State of Delaware.

FUND CLASSIFICATION

         The Trust currently offers shares of beneficial interest of nine series with separate investment objectives and policies. Shares of Schroder Emerging Markets Fund Institutional Portfolio are offered pursuant to the Prospectuses and this SAI. The Fund is a "non-diversified" investment company under the 1940 Act, and therefore may invest its assets in a more limited number of issuers than may diversified investment companies. To the extent the Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of the issuer's securities declines.

CAPITALIZATION AND SHARE CLASSES

         The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. The Fund's shares are presently divided into two classes, Investor Shares and Advisor Shares. Each class is offered through a separate Prospectus. Unlike Investor Shares, Advisor Shares are currently subject to shareholder service fees, so that the performance of the Fund's Investor Shares should be more favorable than that of the Fund's Advisor Shares over the same time period.

         The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Under unusual circumstances, the Trust may suspend redemption of Fund shares, or postpone redemption payments for more than seven days, as permitted by law. If your account balance falls below a minimum amount set by the Trustees (presently $100,000), the Trust may choose to redeem your shares in the Fund and pay you for them. You will receive at least 30 days' written notice before the Trust redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares if you own Fund shares above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

         Shares entitle their holders to one vote per share, with fractional shares voting proportionally; however, a separate vote will be taken by each Fund or class of shares on matters affecting the particular Fund or class, as determined by the Trustees. For example, a change in a fundamental investment policy for a Fund would be voted upon only by shareholders of that Fund and a change to a distribution plan relating to a particular class and requiring shareholder approval would be voted upon only by shareholders of that class. Shares have noncumulative voting rights. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Trust Instrument. Shares have no preemptive or subscription rights, and are transferable. Shares are entitled to dividends as declared by the Trustees, and if the Fund were liquidated, each class of shares of the Fund would receive the net assets of the Fund attributable to the class. Because Investor and Advisor Shares are subject to different expenses, the Fund's dividends and other distributions will normally differ between the two classes. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

         In addition to the principal investment strategies and the principal risks of the Fund described in the Prospectuses, the Fund may employ other investment practices and may be subject to additional risks which are described below.

CERTAIN DERIVATIVE INSTRUMENTS

         Derivative instruments are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security, index or currency. As described below, the Fund may engage in a variety of transactions involving the use of derivative instruments, including options and futures contracts on securities and securities indices and options on futures contracts. These transactions may be used by the Fund for hedging purposes or, to the extent permitted by applicable law, to increase its current return. The Fund may also engage in derivative transactions involving foreign currencies. See "Foreign Currency Transactions."

OPTIONS

         The Fund may purchase and sell covered put and call options on its portfolio securities to enhance investment performance and to protect against changes in market prices.

         COVERED CALL OPTIONS. The Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

         A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

         In return for the premium received when it writes a covered call option, the Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of the sale (exercise price minus commissions) plus the amount of the premium.

         The Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. The Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

         COVERED PUT OPTIONS. The Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

         In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, the Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

         The Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

         PURCHASING PUT AND CALL OPTIONS. The Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

         The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

         The Fund may also purchase put and call options to enhance its current return. The Fund may also buy and sell combinations of put and call options on the same underlying security to earn additional income.

         OPTIONS ON FOREIGN SECURITIES. The Fund may purchase and sell options on foreign securities if in Schroder's opinion the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objectives. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

         RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that Schroder will not forecast interest rate or market movements correctly, that the Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of Schroder to forecast market and interest rate movements correctly.

         An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will enter into an option position only if Schroder believes that a liquid secondary market exists, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, the Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Schroder believes it is inadvisable to do so.

         Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Fund and other clients of Schroder may be considered such a group. These position limits may restrict the Fund's ability to purchase or sell options on particular securities.

         As described below, the Fund generally expects that its options transactions will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter markets. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out over-the-counter options than exchange-traded options. Options in the over-the-counter market may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. Furthermore, over-the-counter options are not subject to the protection afforded purchasers of exchange-traded options by The Options Clearing Corporation. The Fund will, however, engage in over-the-counter options transactions only when appropriate exchange-traded options transactions are unavailable and when, in the opinion of Schroder, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations. The Fund will treat over-the-counter options (and, in the case of options sold by the Fund, the underlying securities held by the Fund) as illiquid investments as required by applicable law.

         Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Trust's use of options.

FUTURES CONTRACTS

         In order to hedge against the effects of adverse market changes, the Fund may buy and sell futures contracts on U.S. Government securities and other debt securities in which the Fund may invest, and on indices of debt securities. In addition, the Fund may purchase and sell stock index futures to hedge against changes in stock market prices. The Fund may also, to the extent permitted by applicable law, buy and sell futures contracts and options on futures contracts to increase the Fund's current return. All such futures and related options will, as may be required by applicable law, be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC"). Depending upon the change in the value of the underlying security or index when the Fund enters into or terminates a futures contract, the Fund may realize a gain or loss.

         FUTURES ON DEBT SECURITIES AND RELATED OPTIONS. A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities -- assuming a "long" position -- the Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on debt securities -- assuming a "short" position -- it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not, in the judgment of persons acting at the direction of the Trustees as to the valuation of the Fund's assets, reflect the fair value of the contract, in which case the positions will be valued by the Trustees or such persons.

         Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

         Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. The Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may substantially be offset by appreciation in the value of the futures position.

         On other occasions, the Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Fund expects to purchase particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

         Successful use by the Fund of futures contracts on debt securities is subject to Schroder's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

         The Fund may purchase and write put and call options on certain debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchase of call or put options on a futures contract would result in a loss to the Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

         INDEX FUTURES CONTRACTS AND OPTIONS. The Fund may invest in debt index futures contracts and stock index futures contracts, and in related options. A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

         Depending on the change in the value of the index between the time when the Fund enters into and terminates an index futures transaction, the Fund may realize a gain or loss. The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New

York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

         The Fund may purchase or sell futures contracts with respect to any securities indices. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

         In order to hedge the Fund's investments successfully using futures contracts and related options, the Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will, in Schroder's judgment, have a significant correlation with movements in the prices of the Fund's securities.

         Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         As an alternative to purchasing and selling call and put options on index futures contracts, the Fund that may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount". This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier".

         The Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. The Fund may also allow such options to expire unexercised.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

         The Fund may also purchase warrants, issued by banks and other financial institutions, whose values are based on the values from time to time of one or more securities indices.

         MARGIN PAYMENTS. When the Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

         Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when the Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

         When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

         LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

         In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that the Fund would have to exercise the options in order to realize any profit.

         HEDGING RISKS. There are several risks in connection with the use by the Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or in the prices of the Fund's securities which are the subject of a hedge. Schroder will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indices the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

         Successful use of futures contracts and options by the Fund for hedging purposes is also subject to Schroder's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by Schroder may still not result in a successful hedging transaction over a very short time period.

         LACK OF AVAILABILITY. Because the markets for certain options and futures contracts and other derivative instruments in which the Fund may invest (including markets located in foreign countries) are relatively new and still developing and may be subject to regulatory restraints, the Fund's ability to engage in transactions using such instruments may be limited. Suitable derivative transactions may not be available in all circumstances and there is no assurance that the Fund will engage in such transactions at any time or from time to time. The Fund's ability to engage in hedging transactions may also be limited by certain regulatory and tax considerations.

         OTHER RISKS. The Fund will incur brokerage fees in connection with its futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

FORWARD COMMITMENTS

         The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price.

         Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if Schroder deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments.

REPURCHASE AGREEMENTS

         The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust, and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short-term debt obligations. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. Schroder will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

WHEN-ISSUED SECURITIES


         The Fund may from time to time purchase securities on a "when-issued" basis. Debt securities are often issued on this basis. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. While the Fund may sell its right to acquire when-issued securities prior to the settlement date, the Fund intends actually to acquire such securities unless a sale prior to settlement appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's net asset value. The market value of the when-issued securities may be more or less than the purchase price payable at the settlement date. The Fund will establish a segregated account in which it will maintain cash and U.S. government securities or other liquid securities at least equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

LOANS OF FUND PORTFOLIO SECURITIES

         The Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of the Fund's portfolio securities loaned will not at any time exceed one-third of the total assets of the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before the Fund enters into a loan, Schroder considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund will not lend portfolio securities to borrowers affiliated with the Fund.

FOREIGN SECURITIES

         The Fund may invest without limit in securities principally traded in foreign markets. The Fund may also invest without limit in Eurodollar certificates of deposit and other certificates of deposit issued by United States branches of foreign banks and foreign branches of United States banks.

         Investments in foreign securities may involve risks and considerations different from or in addition to investments in domestic securities. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the

United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments. Also, because foreign securities are normally denominated and traded in foreign currencies, the values of the Fund's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversion between currencies.

         In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, adoption of foreign governmental restrictions affecting the payment of principal and interest, imposition of withholding or confiscatory taxes, political or financial instability, and adverse political, diplomatic or economic developments which could affect the values of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries and it may be more difficult to obtain and enforce a judgment against a foreign issuer. Also, the laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those countries.

         Special tax considerations apply to foreign securities. In determining whether to invest in securities of foreign issuers, Schroder will consider the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by the Fund will reduce its net income available for distribution to shareholders.

FOREIGN CURRENCY TRANSACTIONS

         The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. The Fund may engage in both "transaction hedging" and "position hedging".

         When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

         For transaction hedging purposes, the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option. The Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in Schroder's opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

         When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principal trading markets or an increase in the value of currency for securities which the Fund expects to purchase. In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of the Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of the Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         To offset some of the costs to the Fund of hedging against fluctuations in currency exchange rates, the Fund may write covered call options on those currencies.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency. Also, suitable foreign currency hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will utilize hedging transactions at any time or from time to time.

         The Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, and by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

         CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although the Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

         FOREIGN  CURRENCY  OPTIONS.   Options  on  foreign  currencies  operate
similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when Schroder believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S.
options markets.

         FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

ZERO-COUPON SECURITIES

         Zero-coupon securities in which the Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of the Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds of the Trust and other mutual funds investing in securities making current distributions of interest and having similar maturities.

         Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on
Treasuries ("CATS"). CATS and TIGRS are not considered U.S. government securities. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

         In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

TEMPORARY DEFENSIVE STRATEGIES

         As described in the Prospectuses, Schroder may at times judge that conditions in the securities markets make pursuing the Fund's basic investment strategies inconsistent with the best interests of its shareholders and may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund would invest in high-quality debt securities, cash, or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Fund will use these alternate strategies.

[SIGNIFICANT PORTFOLIO TURNOVER VARIATIONS

         Note: In accordance with Form N-1A, explain any significant variation in the Fund's portfolio turnover rates over the two most recently completed fiscal years, or any anticipated variation in the portfolio turnover rate from that reported in the last fiscal year. If there is nothing to report, eliminate this sub-section.] [FORUM TO CONFIRM]

INVESTMENT RESTRICTIONS

         The Trust has adopted the following fundamental and non-fundamental investment restrictions for each Fund. The Fund's fundamental investment restrictions may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the 1940 Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The non-fundamental investment policies described in the Prospectuses and this SAI are not fundamental and may be changed by the Trustees, without shareholder approval. As a matter of policy, the Trustees would not materially change the Fund's investment objective without shareholder approval.

         THE PORTFOLIO IN WHICH SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO INVESTS HAS SUBSTANTIALLY THE SAME INVESTMENT RESTRICTIONS AS THE FUND. IN REVIEWING THE DESCRIPTION OF THE FUND'S INVESTMENT RESTRICTIONS BELOW, YOU SHOULD ASSUME THAT THE INVESTMENT RESTRICTIONS OF THE PORTFOLIO ARE THE SAME IN ALL MATERIAL RESPECTS AS THOSE OF THE FUND.

         The Fund will not:

1. Underwrite securities of other companies (except insofar as the Fund might be deemed to be an underwriter in the resale of any securities held in its portfolio);

2. Invest in commodities or commodity contracts (other than hedging instruments, which it may use as permitted by any of its other fundamental policies, whether or not any such hedging instrument is considered to be a commodity or a commodity contract);

3. Purchase securities on margin; however, the Fund may make margin deposits in connection with any hedging instruments which it may use as permitted by any of its other fundamental policies;

4. Purchase or write puts or calls except as permitted by any of its other fundamental policies;

5. Lend money except in connection with the acquisition of debt securities that the Fund's investment policies and restrictions permit it to purchase. The Fund may make loans of portfolio securities and enter into repurchase agreements;

6. As a non-fundamental policy, invest in or hold securities of any issuer if officers or Trustees of the Trust or Schroder individually owning more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;

7. As a non-fundamental policy, invest more than 5% of the value of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation;

8.       Make short sales of securities;

9. Invest in interests in oil, gas or other mineral exploration or development programs (but may purchase readily marketable securities of companies which operate, invest in, or sponsor such programs);

10. Invest in real estate or in interests in real estate (but may purchase readily marketable securities of companies holding real estate or interests therein);

11. As a non-fundamental policy, the Fund will not invest more than 15% of its assets in securities determined by Schroder to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by Schroder to be liquid for purposes of compliance with the limitation on the Fund's investment in illiquid securities.

                               -------------------

         All percentage limitations on investments (other than limitations on borrowing and illiquid securities) will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

TRUSTEES AND OFFICERS

         The Trustees of the Trust are responsible for the general oversight of the Trust's business. Subject to such policies as the Trustees may determine, Schroder furnishes a continuing investment program for each Fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Schroder also manages the Fund's other affairs and business.

         The Trustees and executive officers of the Trust and their principal occupations during the last five years are set forth below.

     David N. Dinkins, Trustee. 71. 787 Seventh Avenue, New York, New York. Trustee, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Series Trust. Professor, Columbia University School of International and Public Affairs. Director, American Stock Exchange, Carver Federal Savings Bank, Transderm Laboratory Corporation, and The Cosmetics Center, Inc. Formerly, Mayor, City of New York.

     John I. Howell, Trustee. 82. 787 Seventh Avenue, New York, New York. Trustee, Schroder Capital Funds, Schroder Capital Funds II, Schroder Series Trust, and Schroder Series Trust II. Director, American International Life Assurance Company of New York. Private consultant since 1987.

     Peter S. Knight, Trustee. 48. 787 Seventh Avenue, New York, New York. Trustee, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Series Trust. Partner, Wunder, Knight, Levine, Thelen & Forscey. Director, Comsat Corp., Medicis Pharmaceutical Corp., and Whitman Education Group, Inc. Formerly, Campaign Manager, Clinton/Gore '96.

     Peter E. Guernsey, Trustee. 77. 787 Seventh Avenue, New York, New York. Trustee, Schroder Capital Funds, Schroder Capital Funds II, Schroder Series Trust, and Schroder Series Trust II. Formerly, Senior Vice President, Marsh & McLennan, Inc.

     (*) Sharon L. Haugh, Trustee. 53. 787 Seventh Avenue, New York, New York. Chairman, Schroder Capital Management Inc. Executive Vice President and Executive Director, Schroder Capital Management International Inc. Chairman and Director, Schroder Fund Advisors Inc. Trustee, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Series Trust.

     William L. Means, Trustee. 59. 787 Seventh Avenue, New York, New York. Trustee, Schroder Series Trust II. Formerly, Chief Investment Officer, Alaska Permanent Fund Corporation.

     Clarence F. Michalis, Trustee. 77. 787 Seventh Avenue, New York, New York. Trustee, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Series Trust. Chairman of the Board of Directors, Josiah Macy, Jr. Foundation.

     Hermann C. Schwab, Trustee. 79. 787 Seventh Avenue, New York, New York. Trustee, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Series Trust. Trustee, St. Luke's/Roosevelt Hospital Center. Formerly, consultant to Schroder Capital Management International Inc.

     (*) Mark J. Smith, President and Trustee of the Trust. 36. 787 Seventh Avenue, New York, New York. Director and Senior Vice President, Schroder Capital Management International Limited and Schroder Capital Management International Inc. Director, Schroder Investment Management Ltd., Schroder Fund Advisors Inc., and Schroder Japanese Warrant Fund Ltd. Trustee, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Series Trust. Vice President, Schroder Series Trust II.

     Mark Astley, Vice President of the Trust. 34. 787 Seventh Avenue, New York, New York. First Vice President of Schroder Capital Management International Inc. Formerly, employed by various affiliates of Schroder Capital Management International Inc. in various positions in the investment research and portfolio management areas since 1987.

     Robert G. Davy, Vice President of the Trust. 37. 787 Seventh Avenue, New York, New York. Director of Schroder Capital Management International Inc. and Schroder Capital Management International Ltd. since 1994; First Vice President of Schroder Capital Management International Inc. since July 1992. Formerly, employed by various affiliates of Schroder Capital Management International Inc. in various positions in the investment research and portfolio management areas since 1986.

     Margaret H. Douglas-Hamilton, Vice President of the Trust. 57. 787 Seventh Avenue, New York, New York. Director and Secretary of Schroder Capital Management Inc.

     Richard R. Foulkes, Vice President of the Trust. 53. 787 Seventh Avenue, New York, New York. Deputy Chairman of Schroder Capital Management International Inc. since October 1995; Director and Executive Vice President of Schroder Capital Management International Ltd. since 1989.

     John Y. Keffer, Vice President of the Trust. 56. Two Portland Square, Portland, Maine. President of Forum Financial Corp., the Fund's transfer and dividend disbursing agent and other affiliated entities including Forum
Financial Services, Inc., Forum Administrative Services, LLC, and Forum Advisors, Inc.
______________________
(*) Trustee who is an "interested person" (as defined in the 1940 Act) of the Trust, Schroder, or Schroder Fund Advisors Inc.

     Michael Perelstein, Vice President of the Trust. 43. 787 Seventh Avenue, New York, New York. Director since May 1997 and Senior Vice President of Schroder Capital Management International Inc. since January 1997. Formerly, Managing Director of MacKay - Shields Financial Corp.

     Catherine A. Mazza, Vice President of the Trust. 39. 787 Seventh Avenue, New York, New York. First Vice President, Schroder Capital Management International Inc. and Schroder Capital Management Inc. President, Schroder Fund Advisors Inc. Vice President, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Series Trust. Formerly, Vice President, Alliance Capital Management L.P.

     Alexandra Poe, Secretary and Vice President of the Trust. 38. 787 Seventh Avenue, New York, New York. Vice President, Schroder Capital Management International Inc. Senior Vice President, Secretary, and General Counsel,
Schroder Fund Advisors Inc. Vice President and Secretary, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Series Trust. Assistant Secretary, Schroder Series Trust II. Formerly, Attorney, Gordon, Altman, Butowsky, Weitzen, Shalov & Wein; Vice President and Counsel, Citibank, N.A.

     Jane E. Lucas, Vice President of the Trust. 38. 787 Seventh Avenue, New York, New York. Director, Schroder Capital Management Inc. Director and Senior Vice President, Schroder Capital Management International Inc. Assistant Director, Schroder Investment Management Ltd.

     Fergal Cassidy, Treasurer and Principal Financial and Accounting Officer of the Trust. 29. 787 Seventh Avenue, New York, New York. Vice President and Treasurer, Schroder Capital Management Inc. Vice President and Comptroller, Schroder Capital Management International Inc. Treasurer and Chief Financial Officer, Schroder Fund Advisors Inc. Assistant Treasurer, Schroder Series Trust. Formerly, Senior Accountant, Concurrency Management Corp.

     Alan Mandel, Assistant Treasurer of the Trust. 41. 787 Seventh Avenue, New York, New York. First Vice President of Schroder Capital Management
International Inc. since September 1998. Formerly, Director of Mutual Fund Administration for Salomon Brothers Asset Management; Chief Financial Officer and Vice President of Mutual Capital Management.

     Carin Muhlbaum, Assistant Secretary of the Trust. 36. Vice President of Schroder Capital Management International Inc. since 1998. Formerly, an investment management attorney with Seward & Kissel and prior thereto, with Gordon Altman Butowsky Weitzen Shalov & Wein.

     Nicholas Rossi, Assistant Secretary of the Trust. 35. 787 Seventh Avenue, New York, New York. Associate of Schroder Capital Management International Inc. since October 1997 and Assistant Vice President of Schroder Fund Advisors Inc. since March 1998. Formerly, Mutual Fund Specialist, Wilkie Farr & Gallagher; Fund Administrator, Furman Selz LLC since 1992.

     Thomas G. Sheehan, Assistant Treasurer and Assistant Secretary of the Trust. 44. Two Portland Square, Portland, Maine. Relationship Manager and Counsel, Forum Financial Services, Inc. since 1993. Formerly, Special Counsel, U.S. Securities and Exchange Commission, Division of Investment Management, Washington, D.C.

     John A. Troiano, Vice President of the Trust. 38. 787 Seventh Avenue, New York, New York. Director of Schroder Capital Management Inc. since April 1997; Chief Executive Officer, since July 1, 1997, of Schroder Capital Management International Inc. and Managing Director and Senior Vice President of Schroder Capital Management International Inc. since October 1995. Formerly, employed by various affiliates of Schroder Capital Management International Inc. in various positions in the investment research and portfolio management areas since 1981.

     Cheryl O. Tumlin, Assistant Treasurer and Assistant Secretary of the Trust.
32. Two Portland Square, Portland, Maine. Assistant Counsel, Forum Administrative Services, LLC since July 1996. Formerly, attorney with the U.S. Securities and Exchange Commission, Division of Market Regulation since 1995 and prior thereto, attorney with Robinson Silverman Pearce Aronsohn & Berman since 1991.

     Ira L. Unschuld, Vice President of the Trust. 33. 787 Seventh Avenue, New York, New York. Group Vice President of Schroder Capital Management International Inc. since April 1998 and an Associate from July 1990 to April 1993.

     Except as otherwise noted, the principal occupations of the Trustees and officers for the last five years have been with the employers shown above, although in some cases they have held different positions with such employers or their affiliates.

TRUSTEE COMPENSATION

         Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, Schroder, or Schroder Fund Advisors Inc. receive an annual retainer of $11,000 for their services as Trustees of all open-end investment companies distributed by Schroder Fund Advisors Inc., and $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an Audit Committee for one or more of such investment companies receive an additional $1,000 per year. Payment of the annual retainer is allocated among the various investment companies based on their relative net assets. Payment of meeting fees is allocated only among those investment companies to which the meeting relates.

         The following table sets forth information regarding compensation paid for the fiscal year ended October 31, 1998 to the disinterested Trustees.

                               COMPENSATION TABLE

--------------------------------------------------------------------------------
                                     (2)                  (3)

                                  AGGREGATE         TOTAL COMPENSATION
            (1)                  COMPENSATION        FROM TRUST AND
                                  FROM TRUST       FUND COMPLEX PAID TO
          NAME OF                                      TRUSTEES*
          TRUSTEE
-------------------------------------------------------------------------
-------------------------------------------------------------------------

David N. Dinkins**                $3,565                $13,000
-------------------------------------------------------------------------
-------------------------------------------------------------------------

Peter E. Guernsey                 $3,907                $14,250
-------------------------------------------------------------------------
-------------------------------------------------------------------------

John I. Howell                    $3,907                $14,250
-------------------------------------------------------------------------
-------------------------------------------------------------------------

Peter S. Knight**                 $3,907                $14,250
-------------------------------------------------------------------------
-------------------------------------------------------------------------

William L. Means***                 $0                     $0
-------------------------------------------------------------------------
-------------------------------------------------------------------------

Clarence F. Michalis              $3,907                $14,250
-------------------------------------------------------------------------
-------------------------------------------------------------------------

Hermann C. Schwab                 $3,907                $14,250
-------------------------------------------------------------------------
                     * The Total Compensation listed in column (3) for each Trustee includes compensation for services as a Trustee of Schroder Capital Funds ("SCF"), Schroder Capital Funds II ("SCF II"), Schroder Series Trust ("SST"), and Schroder Series Trust II (formerly Schroder Asian Growth Fund, Inc., "SST II"). The Trust, SCF, SCF II, SST, and SST II are considered part of the same "Fund Complex" for these purposes. ** Messrs. Dinkins and Knight were elected Trustees of the Trust on December 8, 1997. *** Mr. Means was elected Trustee of the Trust on December 15, 1998.

         As of October 31, 1998, the Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Mr. Ira Unschuld, principal advisor to and vice president of Schroder Micro Cap Fund, held 7.55% of the Investor Shares of that Fund.

         The Trust's Trust Instrument provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Trust Instrument that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

SCHRODER AND ITS AFFILIATES

         Schroder has served as the investment adviser for the Fund and the Portfolio since their inception. Schroder is a wholly-owned subsidiary of Schroder U.S. Holdings Inc., which engages through its subsidiary firms in the investment banking, asset management, and securities businesses. Affiliates of Schroder U.S. Holdings Inc. (or their predecessors) have been investment managers since 1927. Schroder itself has been an investment manager since 1962, and served as investment manager for approximately $___ billion as of December 31, 1998. Schroder U.S. Holdings Inc. is an indirect, wholly-owned U.S. subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. Schroders plc and its affiliates engage in international merchant banking and investment management businesses, and as of December 31, 1998, had under management assets of approximately $____ billion.

     Schroder Fund Advisors Inc., an affiliate of Schroder that serves as the Trust's distributor, is a wholly-owned subsidiary of Schroder Capital Management International Inc. Schroder Capital Management International Inc. is also a wholly-owned subsidiary of Schroder U.S. Holdings Inc.

INVESTMENT ADVISORY AGREEMENT

         Under an Investment Advisory Agreement between the Trust and Schroder (the "Advisory Agreement"), Schroder, at its expense, provides the Fund with investment advisory services and advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees regarding the conduct of business of the Trust and each Fund. The fees to be paid under the Advisory Agreement are set forth in the Prospectuses. As long as the Fund invests all of its assets in the Portfolio (or another investment company), Schroder is not entitled to receive any advisory fees pursuant to the Advisory Agreement. In the event that the Fund did not invest all of its assets in the Portfolio or another investment company, Schroder would be entitled to receive advisory fees monthly at the annual rate of 1.00% of the Fund's average daily net assets.

         Under the Advisory Agreement, Schroder is required to regularly provide the Fund with investment research, advice, and supervision and furnishes continuously investment programs consistent with the investment objectives and policies of the various Funds, and determines, for the various Funds, what securities shall be purchased, what securities shall be held or sold, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Trust Instrument and By-laws, and of the 1940 Act, and to the Fund's investment objectives, policies, and restrictions, and subject further to such policies and instructions as the Trustees may from time to time establish.

         Schroder makes available to the Trust, without expense to the Trust, the services of such of its directors, officers, and employees as may duly be elected Trustees or officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law. Schroder pays the compensation and expenses of officers and executive employees of the Trust. Schroder also provides investment advisory research and statistical facilities and all clerical services relating to such research, statistical, and investment work. Schroder pays the Trust's office rent.

         Under the Advisory Agreement, the Trust is responsible for all its other expenses, including clerical salaries not related to investment activities; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal expenses; auditing expenses; accounting expenses; taxes and governmental fees; fees and expenses of the transfer agent and investor servicing agent of the Trust; the cost of preparing share certificates or any other expenses, including clerical expenses, incurred in connection with the issue, sale, underwriting, redemption, or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with Schroder; the cost of preparing and distributing reports and notices to shareholders; public and investor relations expenses; and fees and disbursements of custodians of the Fund's assets. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings, and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

         Schroder's compensation under the Advisory Agreement may be reduced in any year if the Fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer or sale.

         The Advisory Agreement may be terminated without penalty by vote of the Trustees, by the shareholders of the Fund, or by Schroder on 60 days' written notice. The Advisory Agreement also terminates without payment of any penalty in the event of its assignment. In addition, the Advisory Agreement may be amended only by a vote of the shareholders of the Fund, and the Advisory Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually with respect to the Fund by vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Schroder. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

         Forum Administrative Services, LLC ("FAdS") and Forum Shareholder Services, LLC ("Forum") provide certain accounting, transfer agency, and other services to the Trust. The Trust compensates FAdS and Forum on a basis approved by the Trustees.

THE PORTFOLIO

         The Fund currently invests all of its assets in the Portfolio, which has the same investment objective and substantially the same investment policies as the Fund. As long as the Fund remains completely invested in the Portfolio (or any other investment company), Schroder is not entitled to receive any investment advisory fee with respect to the Fund. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so. The Trust has retained Schroder as investment adviser to manage the Fund's assets in the event that the Fund withdraws its investment from its related Portfolio.

         Schroder is the investment advisor to the related Portfolio pursuant to an investment advisory agreement (the "Portfolio Advisory Agreement") between Schroder and Schroder Capital Funds, on behalf of the Portfolio. Schroder receives an investment advisory fee with respect to the related Portfolio. The Portfolio Advisory Agreement is the same in all material respects as the Investment Advisory Agreement between the Trust on behalf of the Fund and Schroder. As investment adviser to the Portfolio, Schroder is entitled to monthly advisory fees at the annual rate of 1.00% of the Portfolio's daily net assets. The Fund bears a proportionate part of the management fees paid by the Portfolio (based on the percentage of the Portfolio's assets attributable to the Fund).

         RECENT MANAGEMENT FEES. Of the total management fees paid by the Portfolio to Schroders, the portion borne indirectly by the Fund during the three most recent fiscal years is set forth in the following table. The fees listed in the table reflect reductions pursuant to expense limitations in effect during such periods.

----------------------- ---------------------------- --------------------------- --------

Management Fees Paid for       Management Fees Paid for     Management Fees Paid for
Fiscal Year Ended 10/31/98     Fiscal Year Ended 10/31/97   Fiscal Year Ended 10/31/96
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------

$2,389,875                     $1,778,646                   $1,115,324
------------------------------ ---------------------------- ---------------------------

FEE WAIVERS

         Schroder voluntarily waived its fees in the following amounts during the three most recent fiscal years pursuant to voluntary expense limitations and/or waivers in effect during such periods. The portion of the amounts waived with respect to the management fees indirectly borne by the Fund are as follows:


------------------------------

Fees Waived During Fiscal
Year Ended 5/31/98
------------------------------
------------------------------

$673,304
------------------------------

ADMINISTRATIVE SERVICES

          On behalf of the Fund, the Trust has entered into an administration agreement with Schroder Fund Advisors Inc., under which Schroder Fund Advisors Inc. provides management and administrative services necessary for the operation of the Fund, including: (1) preparation of shareholder reports and communications; (2) regulatory compliance, such as reports to and filings with the SEC and state securities commissions; and (3) general supervision of the operation of the Fund, including coordination of the services performed by its investment adviser, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Fund Advisors Inc. is a wholly owned subsidiary of Schroder and is a registered broker-dealer organized to act as administrator and distributor of mutual funds.

     For providing administrative services Schroder Fund Advisors Inc. is entitled to receive a monthly fee at the annual rate of [___]% of the Fund's average daily net assets. The administration agreement is terminable with respect to the Fund without penalty, at any time, by the Trustees upon 60 days' written notice to Schroder Fund Advisors Inc. or by Schroder Fund Advisors Inc. upon 60 days' written notice to the Trust.

          The Trust has entered into a subadministration agreement with FAdS. Under its agreement, FAdS assists Schroder Fund Advisors Inc. with certain of its responsibilities under the administration agreement, including shareholder reporting and regulatory compliance. For providing its services, FAdS is entitled to receive a monthly fee from the Fund at the annual rate of [___]% of the Fund's average daily net assets. The subadministration agreement is terminable with respect to the Fund without penalty, at any time, by the Trust upon 60 days' written notice to FAdS or by FAdS upon 60 days' written notice to the Trust.

         Schroder Fund Advisors Inc. has voluntarily waived a portion of its advisory fee and has assumed certain expenses of the Fund so that the Fund's total expenses, including indirect expenses borne by the Fund as a result of investing in the Portfolio, would not exceed 1.45% (of the respective share's average daily net assets) on Investor Shares and 1.70% (of the respective share's average daily net assets) on Advisor Shares. The expense limitations cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust who are not affiliated persons ( as defined in the Act ) of the Trust.

        During the three most recent fiscal years, the Fund paid the following fees to Schroder Fund Advisors Inc. and FAdS pursuant to the administration agreement and the subadministration agreement. The fees listed in the following table reflect reductions pursuant to fee waivers and expense limitations in effect during such periods.

------------------------------ ---------------------------- ---------------------------

Management Fees Paid for       Management Fees Paid for     Management Fees Paid for
Fiscal Year Ended 10/31/98     Fiscal Year Ended 10/31/97   Fiscal Year Ended 10/31/96
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------

Schroder Fund Advisors Inc.    Schroder Fund Advisors       Schroder Fund Advisors
$202,061                       Inc.  $203,062               Inc.  $50,434

FAdS  $327,069                 FAdS  $320,055               FAdS  $175,124
------------------------------ ---------------------------- ---------------------------

DISTRIBUTOR

        Pursuant to a Distribution Agreement with the Trust, Schroder Fund Advisors Inc. (the "Distributor"), 787 Seventh Avenue, New York, New York 10019, serves as the distributor for the Trust's continually offered shares. The Distributor pays all of its own expenses in performing its obligations under the Distribution Agreement. The Distributor is not obligated to sell any specific amount of shares of the Fund. Please see "Administrative Services" for ownership information regarding the Distributor.

        DISTRIBUTION PLAN FOR ADVISOR SHARES. The Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 pursuant to which the Fund may pay the Distributor compensation in an amount limited in any fiscal year to the annual rate of 0.25% of the Fund's average daily net assets attributable to Advisor Shares. The Trustees have not authorized any payments under the Distribution Plan, although they may at any time authorize payments at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Advisor Shares. The Distribution Plan also relates to payments made pursuant to the Trust's Shareholder Servicing Plan for Advisor Shares, to the extent such payments may be deemed to be primarily intended to result in the sale of the Fund's Advisor Shares. See "Shareholder Servicing Plan for Advisor Shares" below.

        The various costs and expenses that may be paid or reimbursed under the Distribution Plan include advertising expenses, costs of printing prospectuses and other materials to be given or sent to prospective investors, expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses in connection with the distribution of Advisor Shares, payments to broker-dealers who advise shareholders regarding the purchase, sale, or retention of Advisor Shares, and payments to banks, trust companies, broker-dealers (other than the Distributor) or other financial organizations.

        The Distribution Plan may not be amended to increase materially the amount of distribution expenses permitted thereunder without the approval of a majority of the outstanding Advisor Shares of the Fund. Any other material amendment to a Distribution Plan must be approved both by a majority of the Trustees and a majority of those Trustees ("Qualified Trustees") who are not "interested persons" (as defined in the 1940 Act) of the Trust, and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreement, by vote cast in person at a meeting called for the purpose. The Distribution Plan will continue in effect for successive one-year periods provided each such continuance is approved by a majority of the Trustees and the Qualified Trustees by vote cast in person at a meeting called for the purpose. The Distribution Plan may be terminated at any time by vote of a majority of the Qualified Trustees or by vote of a majority of the Fund's outstanding Advisor Shares.

        SHAREHOLDER SERVICING PLAN FOR ADVISOR SHARES. The Fund has also adopted a Shareholder Servicing Plan (the "Service Plan") for its Advisor Shares. Under the Service Plan, the Fund pays fees to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to its Advisor Shares. The Distributor may enter into shareholder service agreements with Service Organizations pursuant to which the Service Organizations provide administrative support services to their customers who are Fund shareholders.

        In return for providing these support services, a Service Organization may receive payments from the Distributor at a rate not exceeding 0.25% of the average daily net assets of the Advisor Shares of the Fund for which the Service Organization is the Service Organization of record. These administrative services may include, but are not limited to, the following functions: establishing and maintaining accounts and records relating to clients of the Service Organization; answering shareholder inquiries regarding the manner in which purchases, exchanges, and redemptions of Advisor Shares of the Trust may be effected and other matters pertaining to the Trust's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange, and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request. Some Service Organizations may impose additional conditions or fees, such as requiring clients to invest more than the minimum amounts required by the Trust for initial or subsequent investments or charging a direct fee for services. Such fees would be in addition to any amounts which might be paid to the Service Organization by the Distributor.
Please contact your Service Organization for details.

        The following table shows the aggregate amounts paid by the Trust to the Distributor under the Service Plan during the three most recent fiscal years. All of such amounts were, in turn, repaid by the Distributor to Service Organizations. [PLEASE CONFIRM]

------------------------------ ---------------------------- ---------------------------

Fees Paid Pursuant to          Fees Paid Pursuant to        Fees Paid Pursuant to
Service Plan During Fiscal     Service Plan During Fiscal   Service Plan During
Year Ended 10/31/98            Year Ended 10/31/97          Fiscal Year Ended 10/31/96
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------

$                              $                            $
------------------------------ ---------------------------- ---------------------------

FUND ACCOUNTING

        Forum Accounting Services, LLC ("Forum Accounting"), an affiliate of Forum, performs fund accounting services for the Fund pursuant to an agreement with the Trust. Under the Accounting Agreement, Forum Accounting prepares and maintains the books and records of the Fund that are required to be maintained under the 1940 Act, calculates the net asset value per share of the Fund, calculates dividends and capital gain distributions, and prepares periodic reports to shareholders and the SEC.

        For its services to the Fund, Forum Accounting is entitled to receive from the Trust a fee of $36,000 per year plus $12,000 per year for each class of each Fund above one. Forum Accounting is entitled to an additional $24,000 per year for global and international funds, and an additional $12,000 per year with respect to tax-free money market funds, funds with more than 25% of their total assets invested in asset-backed securities, funds that have more than 100 security positions, and funds that have a monthly turnover rate of 10% or more.

     The tables below show the amount of fees paid by the Fund to Forum Accounting during the three most recent fiscal years (or such shorter time the Fund has been operational).

------------------------------ ---------------------------- ---------------------------

Accounting Fees Paid During    Accounting Fees Paid         Accounting Fees Paid
Fiscal Year Ended 10/31/98     During Fiscal Year Ended     During Fiscal Year Ended
                               10/31/97                     10/31/96
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------

$84,000                        $73,000                      $76,488
------------------------------ ---------------------------- ---------------------------

BROKERAGE ALLOCATION AND OTHER PRACTICES


        Schroder may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to Schroder and its affiliates in advising the Trust and other clients, provided that it shall always seek best price and execution with respect to transactions. Certain investments may be appropriate for the Trust and for other clients advised by Schroder. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of Schroder on the same day. In such event, such transactions will be allocated among the clients in a manner believed by Schroder to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of Schroder in the interest of achieving the most favorable net results for the Trust.

        BROKERAGE AND RESEARCH SERVICES. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States, and therefore certain portfolio transaction costs may be higher than the costs for similar transactions executed on U.S. securities exchanges. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

        Schroder places all orders for the purchase and sale of portfolio securities and buys and sells securities through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain the best price and execution available. In seeking the best price and execution, Schroder considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction (taking into account market prices and trends), the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

        It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, Schroder receives research, statistical, and quotation services from many broker-dealers with which it places the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to Schroder and its affiliates in advising various of their clients (including the Trust or the Portfolio), although not all of these services are necessarily useful and of value in managing the Fund or the Portfolio. The investment advisory fee paid by the Fund or the Portfolio is not reduced because Schroder and its affiliates receive such services.

        As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Advisory Agreements and the Portfolio Advisory Agreement, Schroder may cause the Fund or the Portfolio to pay a broker that provides brokerage and research services to Schroder an amount of disclosed commission for effecting a securities transaction for the Fund or the Portfolio in excess of the commission which another broker would have charged for effecting that transaction. Schroder's authority to cause the Fund or the Portfolio to pay any such greater commissions is also subject to such policies as the Trustees (or the Trustees of Schroder Capital Funds, in the case of the Portfolio) may adopt from time to time.

        To the extent permitted by law, the Fund or the Portfolio may engage in brokerage transactions with Schroder & Co. Inc. ("Schroder & Co."), an affiliate of Schroder, to effect securities transactions on the New York Stock Exchange only or Schroder Securities Limited and its affiliates (collectively, "Schroder Securities"), affiliates of Schroder, to effect securities transactions on various foreign securities exchanges on which Schroder Securities has trading privileges. Consistent with regulations under the 1940 Act, the Fund and the Portfolio have adopted procedures which are reasonably designed to provide that any commissions or other remuneration the Fund or the Portfolio pay to Schroder

& Co. and Schroder Securities do not exceed the usual and customary broker's commission. In addition, the Fund and the Portfolio will adhere to the rule, under the Securities Exchange Act of 1934, governing floor trading. This rule permits the Fund and the Portfolio to effect, but not execute, exchange listed securities transactions with Schroder & Co. Schroder & Co. pays a portion of the brokerage commissions it receives from the Fund or a Portfolio to the brokers executing the transactions. Also, due to securities law limitations, the Fund or the Portfolio may be required to limit purchases of securities in a public offering if Schroder & Co. or Schroder Securities or one of their affiliates is a member of the syndicate for that offering.

        Neither the Fund nor the Portfolio has any understanding or arrangement to direct any specific portion of its brokerage to Schroder & Co. or Schroder Securities, and neither will direct brokerage to Schroder & Co. or Schroder Securities in recognition of research services.

        The following table shows the aggregate brokerage commissions paid for the three most recent fiscal years with respect to the Fund that incurred brokerage costs. The amounts listed represent aggregate brokerage commissions paid by the Portfolio.

------------------------------ ---------------------------- ---------------------------

Brokerage Commissions Paid     Brokerage Commissions Paid   Brokerage Commissions
During Fiscal Year Ended       During Fiscal Year Ended     Paid During Fiscal Year
10/31/98                       10/31/97                     Ended 10/31/96
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------

$                              $1,413,998                   $101,087
------------------------------ ---------------------------- ---------------------------

        In the fiscal year ended October 31, 1998, Schroder, on behalf of the Trust, placed agency and underwritten transactions having an approximate aggregate dollar value of $________, (___% of the Trust's aggregate agency and underwritten transactions, on which approximately $_______ of commissions were paid)  with  brokers  and  dealers  (other  than  Schroder  & Co.  and  Schroder
Securities) whose research, statistical, and quotation services Schroder considered to be particularly useful to it and its affiliates. However, many of such transactions were placed with such brokers and dealers without regard to the furnishing of such services.

        The following table shows the aggregate brokerage commissions paid to Schroder & Co. and Schroder Securities for the three most recent fiscal years, as well as the percentage such commissions represented of all transactions on which the Fund paid brokerage commissions during such fiscal year. The amounts listed represent aggregate brokerage commissions paid by the Portfolio.

------------------------------ ---------------------------- ---------------------------

Brokerage Commissions Paid     Brokerage Commissions Paid   Brokerage Commissions
During Fiscal Year Ended       During Fiscal Year Ended     Paid During Fiscal Year
10/31/98                       10/31/97                     Ended 10/31/96
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------

Schroder & Co. $0  0%          Schroder & Co. $0  0%        Schroder & Co. $0  0%

Schroder Securities $ (%)      Schroder Securities $ (%)    Schroder Securities $ (%)
------------------------------ ---------------------------- ---------------------------

DETERMINATION OF NET ASSET VALUE

        The net asset value per share of each class of shares of each Fund is determined daily as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading. Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the afternoon of valuation. The New York Stock Exchange is normally closed on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

        The Trustees have established procedures for the valuation of the Fund's securities, as follows: Equity securities listed or traded on a domestic or foreign stock exchange are valued at their latest sale prices on such exchange on that day prior to the time when the assets are valued. In the absence of sales that day, such securities are valued at the mid-market prices. (Where the securities are traded on more than one exchange, they are valued on the exchange that Schroder designates as the primary market.) Unlisted securities for which over-the-counter market quotations are readily available are valued at the latest available mid-market prices prior to the time of valuation. Securities that do not have readily available market quotations are valued at fair value pursuant to procedures established by the Trustees. Debt securities having a maturity of more than 60 days are valued at the mid-market prices determined by a portfolio pricing service or obtained from active market makers on the basis of reasonable inquiry. Short-term debt securities having a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts.

        If any securities held by the Fund are restricted as to resale, their fair value is generally determined as the amount which the Trust could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Trust in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

        Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of these securities used in determining the net asset value of the Trust's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government Securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Trust's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value, in the manner described above.

        The proceeds received by the Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund, and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of the Fund and with a share of the general liabilities of the Trust. The Fund's assets will be further allocated among its constituent classes of shares on the Trust's books of account. Expenses with respect to any two or more Funds or classes may be allocated in proportion to the net asset values of the respective Funds or classes except where allocations of direct expenses can otherwise be fairly made to a specific Fund or class.

REDEMPTIONS IN KIND

        The Trust has agreed to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay certain redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. The Trust does not expect to redeem shares in kind under normal circumstances. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

TAXES

     The Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

        As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders.

        In order to qualify as a "regulated investment company," the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government Securities).

        If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, that Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax. In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, the Fund must in general distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and, the excess, if any, of net short-term capital gains over net long-term capital losses for such year.

        The Fund's distributions will be taxable to you as ordinary income to the extent derived from the Fund's investment income and net short-term gains (that is, net gains from capital assets held for no more than one year). Distributions designated by the Fund as deriving from net gains on capital assets held for more than one year will be taxable to you as long-term capital gains (generally subject to a 20% tax rate), regardless of how long you have held the shares. Distributions will be taxable to you as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year the Trust will notify each shareholder of the amount and tax status of distributions paid to the shareholder by the Fund for the preceding year.

        Upon the disposition of shares of the Fund (whether by sale, exchange, or redemption), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Long-term capital gains will generally be taxed at a federal income tax rate of 20%. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares. In general, any loss realized upon a taxable disposition of shares will be treated as long-term capital loss if the shares have been held for more than one year, and otherwise as short-term capital loss. With respect to investment income and gains received by the Fund from sources outside the United States, such income and gains may be subject to foreign taxes which are withheld at the source. The effective rate of foreign taxes in which the Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance.

        The Fund's ability to use options, futures, and forward contracts and other hedging techniques, and to engage in certain other transactions, may be limited by tax considerations. The Fund's transactions in foreign-currency-denominated debt instruments and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's distributions of book income to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income in order to permit the Trust to continue to qualify, and be taxed under Subchapter M of the Code, as a regulated investment company. The tax consequences of certain hedging transactions have been modified by the Taxpayer Relief Act of 1997.

        Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which the Fund has invested and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the net investment income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund.

        This discussion of the federal income tax and state tax treatment of the Trust and its shareholders is based on the law as of the date of this SAI.

PRINCIPAL HOLDERS OF SECURITIES

     As of December 1, 1998, the Trustees of the Trust and, except a noted below, the officers of the Trust, as a group owned less than 1% of the outstanding shares of either class of each Fund.

        The following table lists those shareholders that owned 5% or more of the shares of each Fund as of October 31, 1998, and therefore are controlling persons of such Fund. Because these shareholders hold a substantial number of shares, they may be able to require that the Trust hold special shareholder meetings and may be able to determine the outcome of any shareholder vote.

                   HOLDERS OF 5% OR MORE OF OUTSTANDING SHARES

As of December 1, 1998, the shareholders listed below owned more than 5% of a Fund as noted. Shareholders owning 25% or more of the shares of a Fund or of the Trust as a whole may be deemed to be controlling persons. By reason of their substantial holdings of shares, these persons may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to determine the outcome of any shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

                                                                 NUMBER           NUMBER OF         % OF
                                                                 OF                ADVISOR        SHARES
                                                                 INVESTOR           SHARES           OF FUND
                                                                  SHARES                            CLASS
                                                                                                   OWNED
---------------------------------------------------------- ---------------- ----------------- ----------------

      The Robert Wood Johnson Foundation
P.O. Box 2316
College Road at Route One
Princeton, NJ 08543                                                                                   34.80
                                                             4,917,050.5

University of Chicago
450 North Cityfront Plaza Drive
Chicago, IL 60611                                                                                     27.22
                                                             3,845,643.1


Baptist Foundation of Texas
1601 Elm Street, Suite 1700
Dallas, Texas 75201-7241                                                                              11.81
                                                           1,668,533.6

Northwest Area Foundation
US Bank Trust NA
332 minnesota Street
St Paul, Minnesota 55101                                   825,132.8                            5.84

NationsBank Montgomery
600 Montgomery St., 4th Floor
San Francisco, CA 94111                                                                               99.98
                                                          2,729,270.3


PERFORMANCE INFORMATION

        Average annual total return of a class of shares of the Fund for one-, five-, and ten-year periods (or for such shorter periods as shares of that class of shares of the Fund have been offered) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in that class of shares at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year or less is equal to the actual return during that period. Total return calculations assume reinvestment of all Fund distributions at net asset value on their respective reinvestment dates. Total return may be presented for other periods.

        ALL PERFORMANCE DATA IS BASED ON PAST INVESTMENT RESULTS AND DOES NOT PREDICT FUTURE PERFORMANCE. Investment performance of a particular class of the Fund's shares, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses attributable to that class of shares. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. Quotations of yield or total return for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. These factors should be considered when comparing the investment results of the Fund's shares to those of various classes of other mutual funds and other investment vehicles. Performance for each Fund's shares may be compared to various indices.

        The table below sets forth the total return of Investor Shares of the Fund for most recent fiscal year and for the period from the commencement of the Fund's operations until October 31, 1998. The table also sets forth total return information for the Fund's Advisor Shares for any periods (or partial periods) when they were outstanding, and pro forma total return information for periods (or partial periods) when there were no Advisor Shares outstanding. Pro forma total return information for Advisor Shares is estimated by restating the total return of Investor Shares for the same period to reflect the actual fees and expenses applicable to Advisor Shares, which are higher than the fees and expenses applicable to Investor Shares (for instance, Advisor Shares are subject to shareholder servicing fees paid at a rate of up to 0.25% of the average daily net asset value of the Fund attributable to its Advisor Shares). PLEASE NOTE THAT THE HIGHER EXPENSES APPLICABLE TO THE FUND'S ADVISOR SHARES SHOULD HAVE THE EFFECT OF REDUCING THE TOTAL RETURN OF THE ADVISOR SHARES BELOW THAT OF THE INVESTOR SHARES BY THE AMOUNT OF SUCH HIGHER EXPENSES, COMPOUNDED OVER THE RELEVANT PERIOD.

                 TOTAL RETURN FOR PERIODS ENDED OCTOBER 31, 1998

---------------------- ---------- -------------------------- ----------------- -----------------

                                       SINCE INCEPTION
                                           OF FUND            INCEPTION DATE    INCEPTION DATE
        CLASS           1 YEAR          (ANNUALIZED)             OF FUND           OF CLASS
---------------------- ---------- -------------------------- ----------------- -----------------
---------------------- ---------- -------------------------- ----------------- -----------------

Investor Shares         _____%             _____%                3/31/95           3/31/95

Advisor Shares*         _____%             _____%                                  11/21/96

---------------------- ---------- -------------------------- ----------------- -----------------

    * Total return for Advisor Shares of the Fund reflects pro forma information (based on Investor Share performance) through November 20, 1996, and actual total return from November 21, 1996 (the inception date of Advisor Shares of the Fund) through October 31, 1998. The actual total return of Advisor Shares of the Fund from November 21, 1996 through October 31, 1998 (not annualized) was _______%.

           From time to time, Schroder, Forum or any of their affiliates that provide services to the Fund may reduce their compensation or assume expenses of the Fund in order to reduce the Fund's expenses, as described in the Trust's current Prospectuses. Any such waiver or assumption would increase the Fund's total return for each class of shares during the period of the waiver or assumption.

    THE PORTFOLIO

           The Portfolio is a separate series of Schroder Capital Funds, an open-end management investment company. Schroder Capital Funds is a business trust organized under the laws of the State of Delaware.

           The  Fund's  investment  in  the  Portfolio  is  in  the  form  of  a non-transferable beneficial interest. The Portfolio may have other investors, each of whom will invest on the same conditions as the related Fund and will pay a proportionate share of the Portfolio's expenses.

        The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio is entitled to vote in proportion to its relative beneficial interest in the Portfolio. If the Portfolio has investors other than the Fund, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio shareholders. If other investors hold a majority interest of the Portfolio, they could have voting control of the Portfolio.

        The Portfolio does not sell its shares directly to the public. Another investor (such as an investment company) in the Portfolio that might sell its shares to the public would not be required to sell its shares at the same offering price as the Fund, and could have different fees and expenses than the Fund. Therefore, the Fund's shareholders may have different returns than shareholders of another investment company that invests in the Portfolio.

        The investors in the Portfolio, including the related Fund, have agreed to indemnify Schroder Capital Funds, and such trust's trustees and officers, against certain claims.

        CERTAIN RISKS OF INVESTING IN THE PORTFOLIO. The Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if the Portfolio has a large investor other than the Fund and that investor redeems its interests in the Portfolio, the Portfolio's remaining investors (including the Fund) might bear a larger portion of the Portfolio's operating expenses. This would result in lower returns for the Fund.

        The Fund may withdraw its entire investment from the Portfolio at any time, if the Trustees determine that it is in the best interests of the Fund and its shareholders to do so. Such a withdrawal may result in a distribution in kind of portfolio securities by the Portfolio, which could adversely affect the liquidity of the Fund's assets. If the Fund converted those securities to cash, it would likely incur brokerage fees or other transaction costs. In the event that the Fund withdraws its entire investment from the Portfolio, the Fund's inability to find a suitable replacement investment could have a significant negative impact on the Fund's shareholders.

        Each investor in the Portfolio, including the Fund, may be liable for all obligations of the Portfolio. The risk that this would cause an investor financial loss, however, is limited to circumstances in which the Portfolio would be unable to meet its obligations. Schroder considers this risk to be remote. Upon liquidation of the Portfolio, investors in the Portfolio (including the related Fund) would be entitled to share pro rata in the Portfolio's net assets available for distribution to investors.

CUSTODIAN

        The Chase Manhattan Bank, through its Global Custody Division located at 125 London Wall, London EC2Y 5AJ, United Kingdom, acts as custodian of the assets of the Fund and the Portfolio. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. The custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

        Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101, is the Fund's transfer agent and dividend disbursing agent.

INDEPENDENT AUDITORS

        PricewaterhouseCoopers LLP, the Trust's independent accountants, provide audit services, tax return preparation services, and assistance and consultation in connection with the Trust's various Securities and Exchange Commission filings. Their address is One Post Office Square, Boston, Massachusetts 02109.

LEGAL COUNSEL

        Ropes & Gray, One International Place, Boston, Massachusetts 02110-2624, serves as counsel to the Trust.

SHAREHOLDER LIABILITY

        Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Trust Instrument disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Trust's Trust Instrument provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

                              FINANCIAL STATEMENTS

        The fiscal year end of the Fund is October 31.

        The following Financial Statements required by Part B and the related Report of Independent Public Accountants are incorporated herein by reference to the Trust's Annual Report, dated October 31, 1998, which was filed electronically with the Securities and Exchange Commission on [date] (Accession
Number:
--------------).

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant Amended and Restated as of March 13, 1998 (see Note 1).

(b)  Bylaws of Registrant dated September 8, 1995 (see Note 2).

(c) See the following Articles and Sections in the Trust Instrument filed as Exhibit (a): Article II, Sections 2.03, 2.04, 2.06, 2.08, 2.09, 2.10, 2.11;
     Article III, Section 3.08; Article VII; Article IX; and Article X, Section 10.03.


(d) (1) Investment Advisory Agreement between the Trust and Schroder Capital Management International Inc. ("SCMI") dated as of September 14, 1998 with respect to Schroder Greater China Fund and Schroder Cash Reserves Fund (see Note 1).


     (2) Investment Advisory Agreement between the Trust and SCMI dated as of January 9, 1996, with respect to Schroder U.S. Diversified Growth Fund (see Note 2).


     (3) Investment Advisory Agreement between the Trust and SCMI dated as of January 9, 1996, with respect to Schroder U.S. Smaller Companies Fund, Schroder Latin America Fund and International Equity Fund (see Note
          4).


     (4) Investment Advisory Agreement between the Trust and SCMI dated as of March 15, 1996, with respect to Schroder International Smaller Companies Fund and Schroder Global Asset Allocation Fund (see Note 4).

     (5) Investment Advisory Agreement between the Trust and SCMI dated as of January 9, 1996, with respect to Schroder Emerging Markets Fund Institutional Portfolio (see Note 5).

     (6) Investment Advisory Agreement between the Trust and SCMI dated as of March 5, 1997, with respect to Schroder International Bond Fund (see
          Note 5).

     (7) Investment Advisory Agreement between the Trust and SCMI dated as of March 5, 1997, with respect to Schroder Micro Cap Fund (see Note 5).

     (8) Investment Advisory Agreement between the Trust and SCMI dated as of November 26, 1996, with respect to Schroder Emerging Markets Fund (see
          Note 5).


(e) Distribution Agreement between the Trust and Schroder Fund Advisors Inc. dated as of December 15, 1998, with respect to Schroder U.S. Diversified Growth Fund, Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Fund, Schroder U.S. Smaller Companies Fund, Schroder International Smaller Companies Fund, Schroder Emerging Markets Fund, Schroder Cash Reserves Fund, Schroder International Bond Fund, Schroder Greater China Fund and Schroder Micro Cap Fund (filed herewith).


(f)  Not Applicable.


(g) (1) Global Custody Agreement between the Trust and The Chase Manhattan Bank, N.A. dated as of January 9, 1996, as amended May 3, 1996, with respect to Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Fund, Schroder U.S. Smaller Companies Fund, Schroder International Smaller Companies Fund, Schroder U.S. Diversified Growth Fund, Schroder Emerging Markets Fund, Schroder Cash Reserves Fund, Schroder International Bond Fund, Schroder Greater China Fund and Schroder Micro Cap Fund (see Note 5).

     (2) Custody Agreement between the Trust and Norwest Bank N.A. dated as of________with respect to Schroder U.S. Diversified Growth Fund, Schroder micro Cap Fund and Schroder U.S. Smaller Companies Fund (filed herewith).

(h) (1) Administration Agreement between the Trust and Schroder Fund Advisors Inc. dated as of November 26, 1996, with respect to Schroder International Fund, Schroder U.S. Smaller Companies Fund, Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Smaller Companies Fund, Schroder Micro Cap Fund, Schroder Emerging Markets Fund, Schroder Cash Reserves Fund, Schroder International Bond Fund and Schroder Greater China Fund (see Note 1).

     (2) Subadministration Agreement between the Trust and Forum Administrative Services, LLC dated as of February 1, 1997, with respect to Schroder International Fund, Schroder U.S. Diversified Growth Fund, Schroder U.S. Smaller Companies Fund, Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Smaller Companies Fund, Schroder Micro Cap Fund, Schroder Emerging Markets Fund, Schroder Cash Reserves Fund, Schroder Greater China Fund and Schroder International Bond Fund (see Note 1).

     (3) Transfer Agency Agreement between the Trust and Forum Shareholder Services, LLC dated as of January 9, 1996, as amended, with respect to Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Fund, Schroder U.S. Smaller Companies Fund, Schroder International Smaller Companies Fund, Schroder U.S. Diversified Growth Fund, Schroder Emerging Markets Fund, Schroder Cash Reserves Fund, Schroder Greater China Fund, Schroder International Bond Fund and Schroder Micro Cap Fund (see Note 5).

     (4)  Fund  Accounting  Agreement  between  the Trust  and Forum  Accounting
          Services, LLC dated as of March 5, 1997 with respect to Schroder International Fund, Schroder U.S. Diversified Growth Fund, Schroder U.S. Smaller Companies Fund, Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Smaller Companies Fund, Schroder Cash Reserves Fund, Schroder Micro Cap Fund, Schroder Greater China Fund and Schroder Emerging Markets Fund (see Note 5).

     (5) Shareholder Service Plan adopted by the Trust with respect to Schroder Greater China Fund (see Note 3).


(i) (1) Opinion and consent of Smith Katzenstein Furlow LLP as to the legality of the securities previously registered (see Note 5).


     (2) Opinion and consent of Jacobs Persinger & Parker with respect to Schroder International Fund, Schroder U.S. Equity Fund and Schroder U.S. Smaller Companies Fund (see Note 6).


     (3) Opinion and consent of David I. Goldstein, Esq. as to the legality of the securities being registered (see Note 7).


(j)  Not Applicable.

(k)  No financial statements were omitted from Item 22.

(l)  Not Applicable.


(m) Distribution Plan adopted by Registrant dated as of January 9, 1996 with respect to Advisor Shares of Schroder U.S. Smaller Companies Fund, Schroder Latin American Fund, Schroder International Fund, Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Smaller Companies
     Fund, Schroder Micro Cap Fund, Schroder Emerging Markets Fund, Schroder Cash Reserves Fund, Schroder Greater China Fund, Schroder International Bond Fund and Schroder U.S. Diversified Growth Fund (see Note 4).


(n)  Financial Data Schedules (see Note 1).

(o)  Multiclass (Rule 18f-3) Plan adopted by Trust (see Note 8).

Other Exhibits:
         Power of Attorney forms pursuant to which this Post-Effective Amendment is signed (see Note 9).
         Power of Attorney from Fergal Cassidy (see Note 1).
         Power of Attorney  from Sharon L. Haugh (see Note 1).
         Power of Attorney from David N.  Dinkins  (see Note 1).
         Power of Attorney  from Peter S. Knight (see Note 1).
         Power of Attorney from Hermann C. Schwab (see Note 1).
         Power of Attorney  from  Mark J.  Smith  (see  Note 1).
         Power of Attorney from John I. Howell (see Note 1).
         Power of Attorney from Peter E.  Guernsey  (see Note 1).
         Power of Attorney from Clarence F. Michalis (see Note 1).

---------------
Notes:


1 Exhibit incorporated by reference as filed on Post-Effective Amendment No. 68 via EDGAR on September 30, 1998, accession number 0001004402-98-000531.

2 Exhibit incorporated by reference as filed on Post-Effective Amendment No. 61 via EDGAR on April 18, 1997, accession number 0000912057-97-013527.

3 Exhibit incorporated by reference as filed on Post-Effective Amendment No. 67 via EDGAR on July 17, 1998, accession number 001004402-98-000399.

4 Exhibit incorporated by reference as filed on Post-Effective Amendment No. 63 via EDGAR on July 18, 1997, accession number 0001004402-97-000035.

5 Exhibit incorporated by reference as filed on Post-Effective Amendment No. 66 via EDGAR on February 27, 1998, accession number 0001004402-98-000149.

6 Exhibit incorporated by reference as filed on Post-Effective Amendment No. 54 via EDGAR on October 24, 1996, accession number 0000912057-96-023645.

7 Exhibit incorporated by reference as filed on Post-Effective Amendment No. 69 via EDGAR on November 30, 1998, accession number 0001004402-98-000621.

8 Exhibit incorporated by reference as filed on Post-Effective Amendment No. 65 via EDGAR on January 27, 1998, accession number 0001004402-98-000053

9    Exhibit  incorporated  herein  by  reference  as  filed  on  Post-Effective
     Amendment   No.  62  via  EDGAR  on  June  30,   1997,   accession   number
     0001004402-97-000030.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


         None.

ITEM 25.  INDEMNIFICATION

         Section 10.02 of the Registrant's Trust Instrument reads as follows:

         "(a) Subject to the exceptions and limitations contained in subsection 10.02(b):

         "(i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

         "(ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         "(b) No  indemnification  shall  be  provided  hereunder  to a  Covered
         Person:

         "(i) who shall have been adjudicated by a court or body before which the proceeding was brought: (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office; or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

         "(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office:
         (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
         (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

         provided,   however,   that  any  Holder  may,  by  appropriate   legal
         proceedings, challenge any such determination by the Trustees or by independent counsel.

         "(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.


         "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Subsection 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


         The following is a description of any business, profession, vocation or employment of a substantial nature in which the investment adviser of the registrant, Schroder Capital Management International Inc. ("SCMI"), and each trustee or officer of the investment adviser is or has been, at any time during the past two years, engaged for his or her own account or in the capacity of trustee, officer or employee. The address of each company listed, unless otherwise noted, is 787 Seventh Avenue, 34th Floor, New York, NY 10019. Schroder Capital Management International Limited ("Schroder Ltd."), a United Kingdom affiliate of SCMI, provides investment management services to international clients located principally in the United Kingdom.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connections
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         David M. Salisbury                   Chairman, Director                   SCMI

                                              ------------------------------------ ----------------------------------
                                              Chief Executive, Director            Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroders plc.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Schroder Series Trust II
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         John A. Troiano                      Chief Executive, Director            SCMI
                                              ------------------------------------
                                                                                   ----------------------------------
                                              Chief Executive, Director            Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                                                                   ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Richard R. Foulkes                   Deputy Chairman, Director            SCMI
                                              ------------------------------------ ----------------------------------
                                              Deputy Chairman                      Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Michael M. Perelstein                Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President, Director      Schroders Ltd.*
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Sharon L. Haugh                      Executive Vice President, Director   SCMI
                                                                                   ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director, Chairman                   Schroder Fund Advisors Inc.
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman, Director                   Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Gavin D. L. Ralston                  Senior Vice President, Managing      SCMI
                                              Director
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.*
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Robert G. Davy                       Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Mark J. Smith                        Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President, Director      Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Director, Senior Vice President      Schroder Fund Advisors Inc.

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Jane P. Lucas                        Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Fund Advisors Inc.
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         David R. Robertson                   Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President                Schroder Fund Advisors Inc.
                                                                                   ----------------------------------
                                              ------------------------------------
                                              Director of Institutional Business   Oppenheimer Funds, Inc.
                                                                                   resigned 2/98
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Louise Croset                        First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              First Vice President                 Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Schroder Series Trust II
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Ellen B. Sullivan                    Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Catherine A. Mazza                   Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              President, Director                  Schroder Fund Advisors Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Heather F. Crighton                  First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.*
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Ira Unschuld                         Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Paul M. Morris                       Senior Vice President                SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Principal, Senior Portfolio Manager  Weiss, Peck & Greer LLC
                                                                                   resigned 12/96
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Susan B. Kenneally                   First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.*
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Jennifer A. Bonathan                 First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.*
         ------------------------------------ ------------------------------------ ----------------------------------

         *Schroder Ltd. and Schroders plc. are located at 31 Gresham St., London
          EC2V 7QA, United Kingdom.

         The following is a description of any business, profession, vocation or employment of a substantial nature in which the investment subadviser of Schroder International Smaller Companies Portfolio, Schroder Investment Management International Ltd. ("SIMIL"), and each trustee or officer of the investment subadviser is or has been, at any time during the past two years, engaged for his or her own account or in the capacity of trustee, officer or employee. The address of each company listed below is set forth in the note following the table. Schroder Capital Management International Limited ("Schroder Ltd."), a United Kingdom affiliate of SCMI, provides investment management services to international clients located principally in the United Kingdom.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connections*
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Hugh Westrope Bolland                Director                             SIMIL
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroders (C.I.) Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Investment Management
                                                                                   (Hong Kong)
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Properties Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Personal Investment
                                                                                   Management
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director, Chief Executive Officer    Schroder Investment Management
                                                                                   Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Schroder Investment Management
                                                                                   (Australasia) Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Schroder Investment Management
                                                                                   (UK) Limited
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Jennifer A. Bonathan                 Director                             SIMIL
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Capital Management
                                                                                   International Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Nigel J. Burnham                     Director                             SIMIL
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Finance Officer, First Vice          SCMI
                                              President
                                              ------------------------------------ ----------------------------------
                                              Finance Officer, First Vice          Schroder Capital Management
                                              President                            International Limited
                                              ------------------------------------ ----------------------------------
                                              Assistant Vice President             Schroder Fund Advisors, Inc.
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Robert G. Davy                       Director                             SIMIL
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Denis H. Clough                      Director                             SIMIL
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management
                                                                                   International Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Investment Management
                                                                                   (UK) Limited
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Richard R. Foulkes                   Deputy Chairman, Director            SIMIL
                                              ------------------------------------ ----------------------------------
                                              Deputy Chairman, Director            SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Deputy Chairman                      Schroder Ltd.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Madeleine S. Hall                    Director                             SIMIL
                                                                                   ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Investment Management
                                                                                   (UK) Limited
                                              ------------------------------------ ----------------------------------
                                              Assistant Director                   Schroder Investment Management
                                                                                   Limited
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Jeremy A. Hill                       Chairman, Director                   SIMIL
                                              ------------------------------------ ----------------------------------
                                              Commissioner                         PT Schroder Investment
                                                                                   Management Indonesia
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Schroder Investment Management
                                                                                   (Hong Kong) Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Schroder Investment Management
                                                                                   (Japan) Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Korea Schroder Fund Management
                                                                                   Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Investment Management
                                                                                   Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director/Chairman                    Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Ian Johnson                          Secretary                            SIMIL
                                              ------------------------------------ ----------------------------------
                                              Secretary                            Schroder Capital Management
                                                                                   International Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Assistant Secretary                  J. Henry Schroder & Co., Limited
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Jan Anthony Kingzett                Director                              SIMIL
                                             ------------------------------------- ----------------------------------
                                             Deputy Chairman                       Schroder Investment Management
                                                                                   (Japan) Limited
                                             ------------------------------------- ----------------------------------
                                             Chairman                              Schroder Investment Trust
                                                                                   Management Limited
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Director                              Schroder Investment Management
                                                                                   (Singapore) Limited
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Director                              Schroder Investment Management
                                                                                   Limited
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Director                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Maggie Lay Wah Lee                  Director                              SIMIL
                                             ------------------------------------- ----------------------------------
                                             Director                              Schroder Investment Management
                                                                                   (Singapore) Limited
                                                                                   ----------------------------------
                                             -------------------------------------
                                             Director                              Schroder Investment Management
                                                                                   Limited
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Richard A. Mountford                Chief Executive Officer, Chief        SIMIL
                                             Operating Officer, Director
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Director, Deputy Chairman             Schroder Investment Management
                                                                                   (Singapore) Limited
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Director                              Schroder Investment Management
                                                                                   (UK) Limited
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Director                              Schroder Investment Management
                                                                                   Limited
         ----------------------------------- ------------------------------------- ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Nicola Ralston                       Deputy Chairman, Director            SIMIL
                                              ------------------------------------ ----------------------------------

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Nicola Jane Richards                 Director                             SIMIL
                                              ------------------------------------ ----------------------------------
                                              Division Director                    Schroder Investment Management
                                                                                   Limited
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Christopher N. Rodgers               Director                             SIMIL
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Investment Management
                                                                                   Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Investment Management
                                                                                   (UK) Limited
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         David M. Salisbury                   Director                             SIMIL

                                              ------------------------------------ ----------------------------------
                                              Chairman, Director                   SCMI
                                              ------------------------------------ ----------------------------------
                                              Chief Executive, Director            Schroder Ltd.
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroders plc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Schroder Series Trust II
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Daniele Serruya                      Director                             SIMIL
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Assistant Director, Investment       Schroder Investment Management
                                              Manager                              Limited
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Olaf N. Siedler                      Director                             SIMIL
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Investment Management
                                                                                   (UK) Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Manager                   Schroder Investment Management
                                                                                   Limited
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Hugh M. Stewart                      Director                             SIMIL
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Investment Management
                                                                                   (UK) Limited
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Manager                   Schroder Investment Management
                                                                                   Limited
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Thomas J. Willoughby                 Chief Compliance Officer             SIMIL
                                              ------------------------------------ ----------------------------------
                                              Schroder Unit Trust Limited          Director
         ------------------------------------ ------------------------------------ ----------------------------------

         Each of SCMI, Schroder Capital Management International Limited, Schroder Investment Management Limited, Schroder Investment Management
         (UK) Limited, Schroder Investment Management (Europe), Korea Schroder Fund Management Limited and Schroder Personal Investment Management, are located at 33 Gutter Lane, London EC2V 8AS United Kingdom.

         Schroder Investment Management (Singapore) Limited is located at #47-01 OCBC Centre, Singapore.

         Schroder Investment Management (Hong Kong) Limited is located at 8 Connaight Place, Hong Kong.

         Schroder Investment Management (Australasia) Limited is located at 225 George Place, Sydney Australia.

         PT Schroder Investment Management Indonesia is located at Lippo Plaza Bldg., 25 Jakarta, 12820.

         Schroders (C.I.) Limited is located at St. Peter Port, Guernsey, Channel Islands, GY1 3UF.

         Schroder Properties Limited is located at Senator House, 85 Queen Victoria Street, London EC4V 4EJ, United Kingdom.

         Schroder Fund Advisors Inc. is located at 787 Seventh Avenue, 34th Floor, New York, NY 10019.

         Schroder Ltd. and Schroders plc. are located at 31 Gresham St., London EC2V 7QA, United Kingdom.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Schroder Fund Advisors Inc., the Registrant's principal underwriter, also serves as principal underwriter for:

        Schroder Series Trust
        Schroder Series Trust II

(b) Following is information with respect to each officer and director of Schroder Fund Advisors, Inc. the Distributor of the shares of Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Fund, Schroder U.S. Smaller Companies Fund, Schroder International Smaller Companies Fund, Schroder U.S. Diversified Growth Fund, Schroder Emerging Markets Fund, Schroder International Bond Fund, Schroder Micro Cap Fund and Schroder Greater China Fund (each, a series of the Registrant):

        Name                       Position with Underwriter                         Position with Registrant
        ----                       -------------------------                         ------------------------
        Catherine A. Mazza         President, Director                               Vice President
        Mark J. Smith              Director.                                         Trustee, President
        Sharon L. Haugh            Chairman and Director                             Trustee
        Fergal Cassidy             Treasurer and Chief Financial Officer             Treasurer
        Alexandra Poe              General Counsel and Senior Vice President         Vice President and Secretary
        Jane P. Lucas              Director.                                         Vice president
        Alan Mandel                Senior Vice President                             Assistant Treasurer

         Business address for each is 787 Seventh Avenue, New York, New York 10019 except for Mark J. Smith, whose business address is 31 Gresham St., London EC2V 7QA, United Kingdom.

(c)      Not Applicable.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS


         The accounts,  books and other  documents  required to be maintained by
         Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of SCMI (investment management records) and Schroder Fund Advisors Inc. (administrator and distributor records), 787 Seventh Avenue, New York, New York 10019, except that certain items are maintained at the following locations:

(a) Forum Accounting Services, LLC, Two Portland Square, Portland, Maine 04101 (fund accounting records).

(b) Forum Administrative Services, LLC, Two Portland Square, Portland, Maine 04101 (corporate minutes and all other records required under the Subadministration Agreement).

(c) Forum Shareholder Services, LLC, Two Portland Square, Portland, Main 04101 (shareholder records).

ITEM 29.  MANAGEMENT SERVICES

         None.

ITEM 30.  UNDERTAKINGS

         Registrant undertakes to furnish upon request and without charge to each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders relating to the fund to which the prospectus relates.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the has duly caused this post-effective amendment number 70 to the Registrant's registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 31st day of December 1998.


                                              SCHRODER CAPITAL FUNDS (DELAWARE)

                                              By:      /s/ Alexandra Poe
                                                  -----------------------------
                                                  Alexandra Poe
                                                  Vice President and Secretary


Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons on the 31st day of December 1998.


         Signatures                                         Title

(a)      Principal Executive Officer

         Mark J. Smith                                      President

         By:      /s/ Cheryl O. Tumlin
            --------------------------------
                  Cheryl O. Tumlin
                  Attorney-in-Fact*

(b)      Principal Financial Officer

         /s/ Fergal Cassidy
         -----------------------------------
         Fergal Cassidy                                     Treasurer


(c)      The Trustees

         Peter E. Guernsey                                  Trustee
         John I. Howell                                     Trustee
         Hermann C. Schwab                                  Trustee
         Clarence F. Michalis                               Trustee
         Mark J. Smith                                      Trustee
         David N. Dinkins                                   Trustee
         Peter S. Knight                                    Trustee
         Sharon L. Haugh                                    Trustee

         By:      /s/ Cheryl O. Tumlin
            --------------------------------
                  Cheryl O. Tumlin
                  Attorney-in-Fact*

         * Pursuant to powers of attorney filed as Other Exhibits to this registration statement.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, Schroder Capital Funds has duly caused this amendment to the Registration Statement for Schroder Capital Funds (Delaware) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 31st day of December 1998.



                                              SCHRODER CAPITAL FUNDS

                                              By: /s/  Alexandra Poe
                                                 ------------------------------
                                                   Alexandra Poe
                                                   Vice President and Secretary


Pursuant to the requirements of the Securities Act of 1940, this Registration Statement amendment of Schroder Capital Funds (Delaware) has been signed below by the following persons on the 31st day of December 1998.

         Signatures                                            Title

(a)      Principal Executive Officer

         Mark J. Smith                                         President

         By: /s/ Cheryl O. Tumlin
            -----------------------------
         Cheryl O. Tumlin
         Attorney-in-Fact*

(b)      Principal Financial Officer

         /s/ Fergal Cassidy
         --------------------------------
         Fergal Cassidy                                        Treasurer



(c)      The Trustees

         Peter E. Guernsey                                     Trustee
         John I. Howell                                        Trustee
         Hermann C. Schwab                                     Trustee
         Clarence F. Michalis                                  Trustee
         Mark J. Smith                                         Trustee
         Hon. David N. Dinkins                                 Trustee
         Peter S. Knight                                       Trustee
         Sharon L. Haugh                                       Trustee

         By: /s/ Cheryl O. Tumlin
            ----------------------------
         Cheryl O. Tumlin
         Attorney-in-Fact*

         * Pursuant to powers of attorney filed as Other Exhibits to this registration statement.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, Schroder Capital Funds II has duly caused this amendment to the Registration Statement for Schroder Capital Funds (Delaware) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 30th day of December 1998.



                                             SCHRODER CAPITAL FUNDS II

                                             By: /s/  Catherine A. Mazza
                                                ----------------------------
                                                  Catherine A. Mazza
                                                  Vice President


Pursuant to the requirements of the Securities Act of 1940, this Registration Statement amendment of Schroder Capital Funds (Delaware) has been signed below by the following persons on the 30th day of December 1998.

         Signatures                                            Title

(a)      Principal Executive Officer

         Mark J. Smith                                         President

         By: /s/ Thomas G. Sheehan
            ----------------------------
         Thomas G. Sheehan
         Attorney-in-Fact*

(b)      Principal Financial Officer

         /s/ Fergal Cassidy
         -------------------------------
         Fergal Cassidy                                        Treasurer



(c)      The Trustees

         Peter E. Guernsey                                     Trustee
         John I. Howell                                        Trustee
         Hermann C. Schwab                                     Trustee
         Clarence F. Michalis                                  Trustee
         Mark J. Smith                                         Trustee
         Hon. David N. Dinkins                                 Trustee
         Peter S. Knight                                       Trustee
         Sharon L. Haugh                                       Trustee

         By: /s/ Thomas G. Sheehan
            ---------------------------
         Thomas G. Sheehan
         Attorney-in-Fact*

         * Pursuant to powers of attorney filed as Other Exhibits to this registration statement.

                                INDEX TO EXHIBITS

Exhibit


(e) Distribution Agreement between the Trust and Schroder Fund Advisors Inc. dated as of December 15, 1998, with respect to Schroder U.S. Diversified Growth Fund, Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Fund, Schroder U.S. Smaller Companies Fund, Schroder International Smaller Companies Fund, Schroder Emerging Markets Fund, Schroder Cash Reserves Fund, Schroder International Bond Fund, Schroder Greater China Fund and Schroder Micro Cap Fund.

(g)(2) Custody Agreement between the Trust and Norwest Bank N.A. dated as of with respect to Schroder U.S. Diversified Growth Fund, Schroder Micro Cap Fund and Schroder U.S. Smaller Companies Fund.

Other